Document and Entity Information	9 Months Ended
Sep. 30, 2012
Document and Entity Information
Entity Registrant Name	Vantiv, Inc.
Entity Central Index Key	0001533932
Document Type	S-1
Pre-Effective Amendment Number	1
Document Period End Date	Sep 30, 2012
Amendment Flag	true
Amendment Description	Amendment No. 1 to Form S-1
Entity Filer Category	Non-accelerated Filer

STATEMENTS OF INCOME (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended		6 Months Ended
	Dec. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2009 Predecessor
Revenue:
External customers	$ 476,520	$ 1,553,069	$ 1,099,057	$ 415,792
Related party revenues	29,482	69,352	63,075	28,932
Total revenue	506,002	1,622,421	1,162,132	444,724
Network fees and other costs	254,925	756,735	595,995	221,680
Sales and marketing	32,486	236,917	98,418	37,561
Other operating costs	48,275	143,420	124,383
General and administrative	38,058	86,870	58,091	8,468
Depreciation and amortization	49,885	155,326	110,964	2,356
Allocated expenses				52,980
Income from operations	82,373	243,153	174,281	121,679
Interest expense-net	(58,877)	(111,535)	(116,020)	(9,780)
Non-operating expenses	(9,100)	(14,499)	(4,300)	(127)
Income before applicable income taxes	14,396	117,119	53,961	111,772
Income tax (benefit) expense	(191)	32,309	(956)	36,891
Net income	14,587	84,810	54,917	74,881
Less: Net income attributable to non-controlling interests	(16,728)	(48,570)	(32,924)
Net income (loss) attributable to Vantiv, Inc.	$ (2,141)	$ 36,240	$ 21,993
Net income (loss) per common share attributable to Vantiv, Inc.:
Basic (in dollars per share)	$ (0.02)	$ 0.4	$ 0.25
Diluted (in dollars per share)	$ (0.02)	$ 0.4	$ 0.25
Shares used in computing net income (loss) per common share:
Basic (in shares)	89,515,617	89,515,617	89,515,617
Diluted (in shares)	89,515,617	89,515,617	89,515,617

STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2009 Predecessor
Net income	$ 74,881
Other comprehensive loss, net of tax:
Comprehensive income	$ 74,881

STATEMENTS OF FINANCIAL POSITION (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2009
Current assets:
Cash and cash equivalents	$ 380,757	$ 370,549	$ 310,943	$ 236,512	$ 289,169	$ 299,935
Accounts receivable-net	367,047	368,658		344,371
Related party receivable	4,394	4,361		2,933
Settlement assets	110,946	46,840		29,044
Prepaid expenses	11,512	8,642		10,059
Other	17,765	20,947		8,031
Total current assets	892,421	819,997		630,950
Customer incentives	19,709	17,493		9,619
Property and equipment-net	161,219	152,310		81,056
Intangible assets-net	837,001	916,198		1,035,891
Goodwill	1,532,374	1,532,374		1,532,374	1,049,150
Deferred taxes	12,292	4,292		28,168
Other assets	24,281	47,046		52,459
Total assets	3,479,297	3,489,710		3,370,517
Current liabilities:
Accounts payable and accrued expenses	213,017	193,706		163,380
Related party payable	752	3,814		12,466
Settlement obligations	248,752	208,669		229,131
Current portion of note payable to related party	16,000	3,803		3,813
Current portion of note payable	36,500	12,408		11,938
Deferred income	9,830	7,313		3,987
Current maturities of capital lease obligations	5,068	4,607		112
Other	2,477	6,400
Total current liabilities	532,396	440,720		424,827
Long-term liabilities:
Note payable to related party	296,000	373,592		377,437
Note payable	880,480	1,364,906		1,363,090
Capital lease obligations	9,552	12,322
Deferred taxes	9,263	9,263		4,043
Other	1,423	33,187		6,407
Total long-term liabilities	1,529,718	1,793,270		1,750,977
Total liabilities	2,062,114	2,233,990		2,175,804
Commitments and contingencies (See Note 10)
Equity:
Common stock, $.00001 par value; 89,637,770 shares authorized; 89,515,617 issued and outstanding at December 31, 2011 and 2010		1		1
Paid-in capital	676,232	581,241		579,726
Retained earnings	40,740	51,970		15,730
Accumulated other comprehensive loss	0	(9,514)
Total Vantiv, Inc. equity	700,847	623,698		595,457
Non-controlling interests	716,336	632,022		599,256
Total equity	1,417,183	1,255,720	1,218,053	1,194,713	1,162,642
Total liabilities and equity	$ 3,479,297	$ 3,489,710		$ 3,370,517

STATEMENTS OF FINANCIAL POSITION (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
STATEMENTS OF FINANCIAL POSITION
Common stock, par value (in dollars per share)	$ 0.00001	$ 0.00001
Common stock, shares authorized	89,637,770	89,637,770
Common stock, shares issued	89,515,617	89,515,617
Common stock, shares outstanding	89,515,617	89,515,617

STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended	6 Months Ended
	Dec. 31, 2010	Jun. 30, 2009 Predecessor
Operating Activities:
Net income	$ 54,917	$ 74,881
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization expense	110,964	2,356
Loss on derivative assets	4,300
Amortization of customer incentives	1,619	4,767
Amortization and write-off of debt issuance costs	1,717
Share-based compensation expense	2,799	1,111
Deferred taxes	(8,755)	915
Change in operating assets and liabilities, net of the effects of acquisitions:
(Increase) decrease in accounts receivable and related party receivable	(80,181)	17,575
(Decrease) increase in net settlement assets and obligations	91,472	23,242
Increase in customer incentives	(6,524)	(5,062)
(Increase) decrease in prepaid and other assets	(4,911)	998
Increase (decrease) in accounts payable and accrued expenses	46,371	(10,046)
(Decrease) increase in payable to related party	(16,312)	83,488
Decrease in other liabilities	(1,140)	(15,439)
Net cash provided by operating activities	196,336	178,786
Investing Activities:
Purchases of property and equipment	(33,655)	(2,245)
Acquisition of customer related intangible assets and residual buyouts	(985)	(1,677)
Cash used in acquisitions, net of cash acquired	(662,511)	(15,500)
Net cash used in investing activities	(697,151)	(19,422)
Financing Activities:
Net proceeds from issuance of long-term debt	1,755,751
Payment of debt issuance costs	(43,565)
Repayment of debt and capital lease obligations	(1,237,771)	(79)
Distribution to non-controlling interests	(26,257)
Increase in Parent Company's equity		140,648
Net cash (used in) provided by financing activities	448,158	140,569
Net increase (decrease) in cash and cash equivalents	(52,657)	299,933
Cash and cash equivalents-Beginning of period	289,169	2
Cash and cash equivalents-End of period	$ 236,512	$ 299,935

STATEMENTS OF EQUITY (USD $) In Thousands, unless otherwise specified	Total	Common Stock	Paid-in Capital	Retained Earnings (Accumulated Deficit)	Accumulated Other Comprehensive Loss	Non-controlling Interests	Predecessor
Balance at Dec. 31, 2008							$ 436,637
Increase (Decrease) in Stockholders' Equity
Net income							74,881
Share-based compensation							1,111
Net contribution from Fifth Third Bank							140,648
Assumption of debt							(1,250,976)
Net assets and liabilities transferred to / assumed from Fifth Third Bank							(72,513)
Ending Balance at Jun. 30, 2009							(670,212)
Increase (Decrease) in Stockholders' Equity
Non-cash contribution (see Note 1)	1,165,896	1	577,989	(4,122)		592,028
Net income	14,587			(2,141)		16,728
Distribution to non-controlling interests	(17,841)					(17,841)
Ending Balance at Dec. 31, 2009	1,162,642	1	577,989	(6,263)		590,915
Increase (Decrease) in Stockholders' Equity
Net income	54,917			21,993		32,924
Distribution to non-controlling interests	(26,257)					(26,257)
Share-based compensation	3,411		1,737			1,674
Ending Balance at Dec. 31, 2010	1,194,713	1	579,726	15,730	0	599,256
Increase (Decrease) in Stockholders' Equity
Net income	45,043			20,527		24,516
Unrealized loss on hedging activities, net of tax	(21,113)				(6,644)	(14,469)
Distribution to non-controlling interests	(2,792)					(2,792)
Share-based compensation	2,202		1,121			1,081
Ending Balance at Sep. 30, 2011	1,218,053		580,847	36,257	(6,644)	607,592
Balance at Dec. 31, 2010	1,194,713	1	579,726	15,730	0	599,256
Increase (Decrease) in Stockholders' Equity
Net income	84,810			36,240		48,570
Unrealized loss on hedging activities, net of tax	(23,929)				(9,514)	(14,415)
Distribution to non-controlling interests	(2,848)					(2,848)
Share-based compensation	2,974		1,515			1,459
Ending Balance at Dec. 31, 2011	1,255,720	1	581,241	51,970	(9,514)	632,022
Increase (Decrease) in Stockholders' Equity
Net income	53,289			28,856		24,433
Distribution to non-controlling interests	(32,781)					(32,781)
Share-based compensation	26,889		16,170			10,719
Ending Balance at Sep. 30, 2012	$ 1,417,183		$ 676,232	$ 40,740	$ 0	$ 716,336

BASIS OF PRESENTATION	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
BASIS OF PRESENTATION
BASIS OF PRESENTATION
BASIS OF PRESENTATION

Description of Business

Vantiv, Inc., a Delaware corporation, is a holding company that conducts its operations through its majority-owned subsidiary, Vantiv Holding, LLC (“Vantiv Holding”). Vantiv, Inc. and Vantiv Holding are referred to collectively as the “Company,” “Vantiv,” “we,” “us” or “our,” unless the context requires otherwise.

The Company provides electronic payment processing services to merchants and financial institutions throughout the United States of America. The Company markets its services through diverse distribution channels, including a direct sales force, relationships with a broad range of independent sales organizations (“ISOs”), merchant banks, value-added resellers and trade associations as well as arrangements with core processors.

Segments

The Company’s segments consist of the Merchant Services segment and the Financial Institution Services segment. The Company’s Chief Executive Officer (“CEO”), who is the chief operating decision maker (“CODM”), evaluates the performance and allocates resources based on the operating results of each segment. Below is a summary of each segment:

•
Merchant Services—Provides merchant acquiring and payment processing services to large national merchants, regional and small-to-mid sized businesses. Merchant services are sold to small to large businesses through both direct and indirect distribution channels. Merchant Services includes all aspects of card processing including authorization and settlement, customer service, chargeback and retrieval processing and interchange management.

•
Financial Institution Services—Provides card issuer processing, payment network processing, fraud protection, card production, prepaid program management, automated teller machine (“ATM”) driving and network gateway and switching services that utilize the Company’s proprietary Jeanie personal identification number ("PIN") debit payment network to a diverse set of financial institutions, including regional banks, community banks, credit unions and regional PIN networks. Financial Institution Services also provides statement production, collections and inbound/outbound call centers for credit transactions, and other services such as credit card portfolio analytics, program strategy and support, fraud and security management and chargeback and dispute services.

Initial Public Offering and Reorganization Transactions

On March 21, 2012, Vantiv, Inc. completed the initial public offering (“IPO”) of its Class A common stock. Immediately prior to the consummation of the IPO, the Company executed several reorganization transactions, collectively referred to as the “Reorganization Transactions.” The Reorganization Transactions included, among other things, the following:

•	Amendment and restatement of Vantiv, Inc.’s certificate of incorporation to provide for Class A and Class B common stock (see Note 9 for further discussion of the Company’s capital stock);

•
Reclassification of Vantiv, Inc.’s existing common stock into shares of Class A common stock and a 175.76 for 1 stock split of the Class A common stock, which has been retrospectively reflected within these consolidated financial statements;

•	Amendment and restatement of the Vantiv Holding Limited Liability Company Agreement and a 1.7576 for 1 split of the Class A units and Class B units of Vantiv Holding;

•
Execution of an exchange agreement (the “Exchange Agreement”) among the Company and Fifth Third Bank, a subsidiary of Fifth Third Bancorp, and FTPS Partners, LLC, a wholly-owned subsidiary of Fifth Third Bank, collectively referred to as “Fifth Third,” to provide for a 1 to 1 ratio between the units of Vantiv Holding and the common stock of Vantiv, Inc., and the exchange of Class B units and Class C non-voting units of Vantiv Holding for Class A common stock of Vantiv, Inc. on a one-for-one basis, or, at Vantiv, Inc.’s option, for cash;

•
Exchange of Class A and Class B units of Vantiv Holding held by JPDN Enterprises, LLC (“JPDN”), an affiliate of Charles D. Drucker, the Company’s CEO, for shares of Vantiv, Inc.’s Class A common stock;

•
Execution of four tax receivable agreements (“TRAs”) with Vantiv Holding’s pre-IPO investors, which obligate the Company to make payments to such investors equal to 85% of the amount of cash savings, if any, in U.S. federal, state, local and foreign income tax that the Company realizes as a result of certain tax basis increases and net operating losses (“NOLs”) (see Note 4 for a discussion of the Company’s tax receivable agreements);

•
Execution of a recapitalization agreement with Vantiv Holding’s pre-IPO investors, pursuant to which, among other things, the Company paid Fifth Third Bank a $15.0 million fee related to the modification of its consent rights under the Amended and Restated Vantiv Holding Limited Liability Company Agreement, which is reflected as a distribution to non-controlling interests within the accompanying consolidated statements of cash flows and equity for the nine months ended September 30, 2012. Additionally, the Company made a $40.1 million cash distribution to funds managed by Advent International Corporation (“Advent”), which is reflected as such in the accompanying statements of cash flows and equity for the nine months ended September 30, 2012; and

•
Conversion of outstanding awards under the Vantiv Holding Management Phantom Equity Plan (“Phantom Equity Plan”) into unrestricted and restricted Class A common stock issued under the 2012 Vantiv, Inc. Equity Incentive Plan (“2012 Equity Incentive Plan”) (see Note 10 for a discussion of the Company’s share-based compensation plans).

In the IPO, Vantiv, Inc. issued and sold 29,412,000 shares of Class A common stock at a public offering price of $17.00 per share for net proceeds of $457.9 million after deducting underwriting discounts and commissions and other offering expenses, including $460.9 million from the IPO and $3.0 million accrued for offering costs associated with contractually obligated future offerings. The Company used the net proceeds to pay down a portion of the amount outstanding under its senior secured credit facilities. Vantiv, Inc. also issued 86,005,200 shares of Class B common stock, which give voting rights, but no economic interests, to Fifth Third. No proceeds were generated from the issuance of the Class B common stock. In connection with the exercise of the underwriters’ overallotment option, an additional 4,411,800 shares of Class A common stock were sold to the public at an offering price of $17.00 per share. Of the shares sold in the overallotment, 2,325,736 shares were sold by the selling stockholders and 2,086,064 shares were sold by Vantiv, Inc. Vantiv, Inc. used the net proceeds resulting from the shares it sold in the overallotment option to redeem an equivalent number of Class B units of Vantiv Holding held by Fifth Third pursuant to the Exchange Agreement. The Company did not receive any proceeds from the sale of shares by the selling stockholders.

On August 2, 2012, a secondary offering took place in which selling shareholders sold 14,064,500 shares of Vantiv Class A common stock at a price of $21.90 per share. The Company did not receive any proceeds from the sale of these shares.

Principles of Consolidation

The accompanying consolidated financial statements include the operations and accounts of the Company and all subsidiaries thereof and all intercompany balances and transactions have been eliminated upon consolidation.

As of September 30, 2012, Vantiv, Inc. and Fifth Third owned interests in Vantiv Holding of 60.53% and 39.47%, respectively. Prior to the IPO, Vantiv, Inc., Fifth Third and JPDN owned interests in Vantiv Holding of 50.93%, 48.93% and 0.14%, respectively. Also prior to the IPO, Vantiv, Inc. owned a majority interest in Transactive Ecommerce Solutions Inc. (“Transactive”) which was reorganized as a wholly-owned subsidiary of Vantiv, LLC immediately prior to the IPO for bank regulatory purposes. Vantiv, LLC is a wholly-owned subsidiary of Vantiv Holding.

The Company accounts for non-controlling interests in accordance with Accounting Standards Codification (“ASC”) 810, Consolidation. Non-controlling interests represent the minority shareholders’ share of net income or loss of and equity in Vantiv Holding. Net income attributable to non-controlling interests does not include expenses incurred directly by Vantiv, Inc., including income tax expense attributable to Vantiv, Inc. All of the Company’s non-controlling interests are presented after Vantiv Holding income tax expense or benefit in the consolidated statements of income as “Net income attributable to non-controlling interests.” Non-controlling interests are presented as a component of equity in the consolidated statements of financial position.

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and should be read in conjunction with the Company’s 2011 audited financial statements and notes thereto included in the Company’s registration statement on Form S-1 (File no. 333-182802) (the “registration statement”) filed with the Securities and Exchange Commission (“SEC”). The accompanying consolidated financial statements are unaudited; however, in the opinion of management they include all normal recurring adjustments necessary for a fair presentation of the financial position of the Company as of September 30, 2012, the results of its operations for the three months and nine months ended September 30, 2012 and 2011 and cash flows and changes in shareholders’ equity for the nine months ended September 30, 2012 and 2011. The accompanying consolidated statement of financial position as of December 31, 2011 was derived from the Company’s 2011 audited financial statements included within the registration statement. Results of operations reported for interim periods are not necessarily indicative of results for the entire year.

Sponsorship

In order to provide electronic payment processing services, Visa, MasterCard and other payment networks require sponsorship of non-financial institutions by a member clearing bank. In June 2009, the Company entered into a ten-year agreement with Fifth Third Bank (the “Sponsoring Member”), to provide sponsorship services to the Company. Also, the Company has agreements with at least one other bank that provides the Company sponsorship into the card networks.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

1. BASIS OF PRESENTATION

Description of Business

        Vantiv, Inc., a Delaware corporation, is a holding company that conducts its operations through its majority-owned subsidiaries, Vantiv Holding, LLC ("Vantiv Holding") and Transactive Ecommerce Solutions Inc. ("Transactive"). Vantiv, Inc., Vantiv Holding and Transactive are referred to collectively as the "Company."

        The Company provides electronic payment processing services to merchants and financial institutions throughout the United States of America. The Company markets its services through diverse distribution channels, including a direct sales force, relationships with a broad range of independent sales organizations ("ISOs"), merchant banks, value-added resellers and trade associations as well as arrangements with core processors.

Segments

        The Company's segments consist of the Merchant Services segment and the Financial Institution Services segment. The Company's Chief Executive Officer ("CEO"), who is the chief operating decision maker ("CODM"), evaluates the performance and allocates resources based on the operating results of each segment. Below is a summary of each segment:

  •
  Merchant Services—Provides merchant acquiring and payment processing services to large national merchants, regional and small-to-mid sized businesses. Merchant services are sold to small to large businesses through both direct and indirect distribution channels. Merchant Services includes all aspects of card processing including authorization and settlement, customer service, chargeback and retrieval processing and interchange management.

  •
  Financial Institution Services—Provides card issuer processing, payment network processing, fraud protection, card production, prepaid program management, automated teller machine ("ATM") driving and network gateway and switching services that utilize the Company's proprietary Jeanie PIN debit payment network to a diverse set of financial institutions, including regional banks, community banks, credit unions and regional personal identification number ("PIN") networks. Financial Institution Services also provides statement production, collections and inbound/outbound call centers for credit transactions, and other services such as credit card portfolio analytics, program strategy and support, fraud and security management and chargeback and dispute services.

Principles of Consolidation

        The accompanying financial statements include the operations and accounts of the Company and all subsidiaries thereof. All intercompany balances and transactions with the Company's subsidiaries have been eliminated upon consolidation.

        Vantiv, Inc. owns a 50.93% interest in Vantiv Holding. Fifth Third Bank, an indirect wholly-owned subsidiary of Fifth Third Bancorp, FTPS Partners, LLC, a wholly-owned subsidiary of Fifth Third Bank, and JPDN Enterprises, LLC ("JPDN") an affiliate of Charles D. Drucker, the Company's CEO, own interests in Vantiv Holding of 44.52%, 4.41% and 0.14%, respectively. Vantiv, Inc., Fifth Third Financial Corporation, a wholly-owned subsidiary of Fifth Third Bancorp ("Fifth Third Financial"), and JPDN own interests in Transactive of 50.93%, 48.93% and 0.14%, respectively. See Note 9 for further discussion of interests in Vantiv Holding and Transactive.

        The Company accounts for non-controlling interests in accordance with Accounting Standards Codification ("ASC") 810, Consolidation. Non-controlling interests represent the minority shareholders' share of net income or loss of and equity in Vantiv Holding and Transactive. Net income attributable to non-controlling interests does not include expenses incurred directly by Vantiv, Inc., such as transaction costs incurred in connection with the acquisitions of Vantiv Holding and Transactive, losses related to put rights as discussed in Note 8 and income tax expense attributable to Vantiv, Inc. All of the Company's non-controlling interests are presented after Vantiv Holding and Transactive income tax expense or benefit in the statements of income as "Net income attributable to non-controlling interests." Non-controlling interests are presented as a component of equity in the statements of financial position and reflect the original investments by these non-controlling shareholders at fair value, the warrant held by Fifth Third Bank as discussed in Note 9 and the non-controlling interests' proportionate share of the earnings or losses of Vantiv Holding and Transactive, net of distributions.

Sale Transaction

        On June 30, 2009, Vantiv, Inc. acquired a majority interest in Vantiv Holding from Fifth Third Bank (the "Transaction"). Under the master investment agreement, Vantiv, Inc. acquired a 50.93% interest in Vantiv Holding. Fifth Third Bank retained a 48.93% interest, and JPDN acquired the remaining interest of 0.14%. In addition, Vantiv, Inc. acquired a 50.93% interest in Transactive. Fifth Third Financial retained a 48.93% interest in Transactive; and JPDN acquired the remaining interest of 0.14%.

        In conjunction with the Transaction, Fifth Third Bank received a warrant that allows Fifth Third Bank to purchase an incremental non-voting interest in Vantiv Holding. In connection with the Transaction, Vantiv, Inc. received put rights, exercisable by Vantiv, Inc., or Vantiv, Inc.'s stockholders, under certain circumstances, that if exercised obligate Fifth Third Bank to repurchase Vantiv, Inc.'s interest in Vantiv Holding. See Note 9 for additional disclosures regarding the warrant issued to Fifth Third Bank and Note 8 for additional disclosures related to Vantiv, Inc.'s put rights. Also, see Note 3 for a discussion of purchase accounting applied to the Transaction.

Basis of Presentation

        Prior to the Transaction, the Company's financial statements include the financial position, results of operations and cash flows of Vantiv Holding on a "carved-out" basis as it was operated as a business unit of Fifth Third Bank. Subsequent to the Transaction, the financial statements include the Company's consolidated financial position, results of operations and cash flows.

        The acquisition of a majority interest in Vantiv Holding and Transactive by Vantiv, Inc. was accounted for under the acquisition method of accounting in accordance with ASC 805, Business Combinations. The Company's accompanying consolidated financial statements and certain note presentations as of and for the periods ended subsequent to June 30, 2009 reflect a different basis of accounting from the accompanying combined financial statements, which were "carved-out" from Fifth Third Bancorp's consolidated financial statements for the six months ended June 30, 2009. Therefore, throughout these financial statements, the period ended June 30, 2009 has been labeled "Predecessor;" the periods ended subsequent to June 30 2009 are labeled "Successor." Where a particular disclosure, or portion thereof, is unique to the Predecessor or Successor Company, the Company is designated as such throughout these footnotes. The accompanying financial statements include a black line division which indicates that, in certain aspects, the Predecessor and Successor reporting entities are not comparable.

        The statements of equity presented herein have also been separately presented owing to the structural changes that occurred at the time of the Transaction. The Predecessor period presents a roll-forward of Fifth Third Bank's interest in the business unit, including net funding received from Fifth Third Bank. The non-cash contribution during the Successor period reflects the elimination of $670.2 million of parent company equity, the non-cash contribution by certain funds managed by Advent International Corporation ("Advent") of the ownership interest in Vantiv Holding and Transactive of $1,170.0 million (which includes $592.0 million attributable to non-controlling interests) and nominal expenses associated with the Transaction of approximately $4.1 million incurred by Advent on behalf of Vantiv, Inc. prior to the Transaction.

        The accompanying financial statements as of and for the six months ended June 30, 2009 are not necessarily indicative of the Predecessor Company had it been operated as stand-alone entity separate from Fifth Third Bank and may not be indicative of the future results of operations of the Company. Management believes the methodologies to allocate expenses to the Predecessor Company are reasonable and represent appropriate methods of determining the financial results of the Predecessor Company.

        The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP").

Sponsorship

        In order to provide electronic payment processing services, Visa, MasterCard and other payment networks require sponsorship of non-financial institutions by a member clearing bank. In conjunction with the Transaction, the Company entered into a ten-year agreement with Fifth Third Bank (the "Sponsoring Member"), to provide sponsorship services to the Company. Also, the Company has agreements with additional third-party banks that provide the Company sponsorship into the card networks.

Use of Estimates

        The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. Also, as discussed above and in Note 16, the accompanying statement of income for the six months ended June 30, 2009 includes allocations and estimates that are not necessarily indicative of the amounts that would have resulted if the Predecessor Company had been operating as a stand-alone entity during such periods.

SUMMARY OF SIGNIFICANT ACCOUNTING AND REPORTING POLICIES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING AND REPORTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING AND REPORTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING AND REPORTING POLICIES

Revenue Recognition

The Company has contractual agreements with its clients that set forth the general terms and conditions of the relationship including line item pricing, payment terms and contract duration. Revenues are recognized as earned (i.e., for transaction based fees, when the underlying transaction is processed) in conjunction with ASC 605, Revenue Recognition. ASC 605, Revenue Recognition, establishes guidance as to when revenue is realized or realizable and earned by using the following criteria: (1) persuasive evidence of an arrangement exists; (2) delivery has occurred or services have been rendered; (3)the seller’s price is fixed or determinable; and (4) collectibility is reasonably assured.

The Company follows guidance provided in ASC 605-45, Principal Agent Considerations. ASC 605-45, Principal Agent Considerations, states that whether a company should recognize revenue based on the gross amount billed to a customer or the net amount retained is a matter of judgment that depends on the facts and circumstances of the arrangement and that certain factors should be considered in the evaluation. The Company recognizes processing revenues net of interchange fees, which are assessed to the Company’s merchant customers on all processed transactions. Interchange rates are not controlled by the Company, which effectively acts as a clearing house collecting and remitting interchange fee settlement on behalf of issuing banks, debit networks, credit card associations and its processing customers. All other revenue is reported on a gross basis, as the Company contracts directly with the end customer, assumes the risk of loss and has pricing flexibility.

The Company generates revenue primarily by processing electronic payment transactions. Set forth below is a description of the Company’s revenue by segment.

Merchant Services

The Company’s Merchant Services segment revenue is primarily derived from processing credit and debit card transactions. Merchant Services revenue is primarily comprised of fees charged to businesses, net of interchange fees, for payment processing services, including authorization, capture, clearing, settlement and information reporting of electronic transactions. The fees charged consist of either a percentage of the dollar volume of the transaction or a fixed fee, or both, and are recognized at the time of the transaction. Merchant Services revenue also includes a number of revenue items that are incurred by the Company and are reimbursable as the costs are passed through to and paid by the Company’s clients. These items primarily consist of Visa, MasterCard and other payment network fees. In addition, for sales through ISOs and certain other referral sources in which the Company is the primary party to the contract with the merchant, the Company records the full amount of the fees collected from the merchant as revenue. Merchant Services segment revenue also includes revenue from ancillary services such as fraud management, equipment sales and terminal rent. Merchant Services revenue is recognized as services are performed.

Financial Institution Services

The Company’s Financial Institution Services segment revenues are primarily derived from debit, credit and ATM card transaction processing, ATM driving and support, and PIN debit processing services. Financial Institution Services revenue associated with processing transactions includes per transaction and account related fees, card production fees and fees generated from the Company’s Jeanie network. Financial Institution Services revenue related to card transaction processing is recognized when consumers use their client-issued cards to make purchases. Financial Institution Services revenue related to ATM driving and support is recognized in accordance with contractual agreements with the Company’s clients.

In addition to the services discussed above, Financial Institution Services generates revenue through other services, including statement production, collections and inbound/outbound call centers for credit transactions and other services such as credit card portfolio analytics, program strategy and support, fraud and security management and chargeback and dispute services. Related revenues are recognized as services are performed.

Financial Institution Services provides certain services to Fifth Third Bank. Revenues related to these services are included in the accompanying statements of income as related party revenues.

Expenses

Set forth below is a brief description of the components of the Company’s expenses:

•
Network fees and other costs consists of certain expenses incurred by the Company in connection with providing processing services to its clients, including Visa and MasterCard network association fees, payment network fees, card production costs, telecommunication charges, postage and other third party processing expenses.

•
Sales and marketing expense primarily consists of salaries and benefits paid to sales personnel, sales management and other sales and marketing personnel, advertising and promotional costs and residual payments made to ISOs and other third party resellers.

•
Other operating costs primarily consist of salaries and benefits paid to operational and IT personnel, costs associated with operating the Company’s technology platform and data centers, information technology costs for processing transactions, product development costs, software consulting fees and maintenance costs.

•
General and administrative expenses primarily consist of salaries and benefits paid to executive management and administrative employees, including finance, human resources, product development, legal and risk management, share-based compensation costs, equipment and occupancy costs and consulting costs.

•
Non-operating expenses consist of charges related to the refinancing of the Company’s senior secured credit facilities (see Note 3) and the early termination of the Company’s interest rate swaps (see Note 6) in connection with the March 2012 debt refinancing, and a one-time activity fee of $6.0 million assessed by MasterCard as a result of the IPO.

Share-Based Compensation

The Company expenses employee share-based payments under ASC 718, Compensation—Stock Compensation, which requires compensation cost for the grant-date fair value of share-based payments to be recognized over the requisite service period. The Company estimates the grant date fair value of the share-based awards issued in the form of options using the Black-Scholes option pricing model. The fair value of restricted stock awards is measured based on the market price of the Company’s stock on the grant date.

Income Taxes

Vantiv, Inc. is taxed as a C corporation for U.S. income tax purposes and is therefore subject to both federal and state taxation at a corporate level.

Income taxes are computed in accordance with ASC 740, Income Taxes, and reflect the net tax effects of temporary differences between the financial reporting carrying amounts of assets and liabilities and the corresponding income tax amounts. The Company has deferred tax assets and liabilities and maintains valuation allowances where it is more likely than not that all or a portion of deferred tax assets will not be realized. To the extent the Company determines that it will not realize the benefit of some or all of its deferred tax assets, such deferred tax assets will be adjusted through the Company’s provision for income taxes in the period in which this determination is made. As of September 30, 2012 and December 31, 2011, the Company had recorded no valuation allowances against deferred tax assets.

The Company’s consolidated interim effective tax rate is based upon expected annual income from operations, statutory tax rates and tax laws in the various jurisdictions in which the Company operates. Significant or unusual items, including adjustments to accruals for tax uncertainties, are recognized in the quarter in which the related event occurs.

The Company’s effective tax rates were 30.1% and 28.7% and 30.0% and 23.8%, respectively, for the three months ended and the nine months ended September 30, 2012 and 2011. The effective rate for each period reflects the impact of the Company’s non-controlling interests. The Company’s TRAs had no impact on its effective tax rate.  The effective rate during the nine months ended September 30, 2011 reflects a $2.5 million benefit recognized as a result of a change in state income tax law.

Cash and Cash Equivalents

Investments with original maturities of three months or less (that are readily convertible to cash) are considered to be cash equivalents and are stated at cost, which approximates fair value. Cash equivalents consist primarily of overnight EuroDollar investments. Such investments are maintained at reputable financial institutions with high credit quality and therefore are considered to bear minimal credit risk.

Accounts Receivable—net

Accounts receivable primarily represent processing revenues earned but not collected. For a majority of its customers, the Company has the authority to debit the client’s bank accounts through the Federal Reserve’s Automated Clearing House; as such, collectibility is reasonably assured. The Company records a reserve for doubtful accounts when it is probable that the accounts receivable will not be collected. The Company reviews historical loss experience and the financial position of its customers when estimating the allowance. As of September 30, 2012, the allowance for doubtful accounts was not material to the Company’s statement of financial position.

Customer Incentives

Customer incentives represent signing bonuses paid to customers. Customer incentives are paid in connection with the acquisition or renewal of customer contracts, and are therefore deferred and amortized using the straight-line method based on the contractual agreement. Related amortization is recorded as contra-revenue.

Property and Equipment—net

Property and equipment consists of the Company’s corporate headquarters facility, furniture and equipment, software, leasehold improvements and construction in progress. These assets are depreciated on a straight-line basis over their respective useful lives, which are 15 to 40 years for the Company’s corporate headquarters facility and related improvements, 2 to 10 years for furniture and equipment, 3 to 5 years for software and 3 to 10 years for leasehold improvements or the lesser of the estimated useful life of the improvement or the term of lease.

The Company capitalizes certain costs related to computer software developed for internal use and amortizes such costs on a straight-line basis over an estimated useful life of 3 to 5 years. Research and development costs incurred prior to establishing technological feasibility are charged to operations as such costs are incurred. Once technological feasibility has been established, costs are capitalized until the software is placed in service.

Goodwill and Intangible Assets

In accordance with ASC 350, Intangibles—Goodwill and Other, the Company tests goodwill for impairment for each reporting unit on an annual basis, or when events occur or circumstances change that would indicate the fair value of a reporting unit is below its carrying value. If the fair value of a reporting unit is less than its carrying value, an impairment loss is recorded to the extent that fair value of the goodwill within the reporting unit is less than its carrying value. The Company performed its most recent annual goodwill impairment test for all reporting units as of July 31, 2012 in accordance with ASU 2011-08, "Intangibles - Goodwill and Other (Topic 350) Testing Goodwill for Impairment," which permits the Company to assess qualitative factors to determine whether the existence of events or circumstances leads to the determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. Based on this analysis, it was determined that it is not more likely than not that the fair value of the reporting units is less than the carrying value.

Intangible assets consist primarily of acquired customer relationships amortized over their estimated useful lives and an indefinite lived trade name not subject to amortization. The Company reviews the acquired customer relationships for possible impairment whenever events or changes in circumstances indicate that carrying amounts may not be recoverable. The indefinite lived trade name is tested for impairment annually. The Company performed its most recent annual trade name impairment test as of July 31, 2012, which indicated there was no impairment.

Settlement Assets and Obligations

Settlement assets and obligations result from Financial Institution Services when funds are transferred from or received by the Company prior to receiving or paying funds to a different entity. This timing difference results in a settlement asset or obligation. The amounts are generally collected or paid the following business day.

The settlement assets and obligations recorded by Merchant Services represent intermediary balances due to differences between the amount the Sponsoring Member receives from the card associations and the amount funded to the merchants. Such differences arise from timing differences, interchange expenses, merchant reserves and exception items. In addition, certain card associations limit the Company from accessing or controlling merchant settlement funds and, instead, require that these funds be controlled by the Sponsoring Member. The Company follows a net settlement process whereby, if the settlement received from the card associations precedes the funding obligation to the merchant, the Company temporarily records a corresponding liability. Conversely, if the funding obligation to the merchant precedes the settlement from the card associations, the amount of the net receivable position is recorded by the Company, or in some cases, the Sponsoring Member may cover the position with its own funds in which case a receivable position is not recorded by the Company.

Derivatives

The Company accounts for derivatives in accordance with ASC 815, Derivatives and Hedging. This guidance establishes accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. All derivatives, whether designated in hedging relationships or not, are required to be recorded on the statement of financial position at fair value. If the derivative is designated as a fair value hedge, the changes in the fair value of the derivative and the hedged item will be recognized in earnings. If the derivative is designated as a cash flow hedge, the effective portion of the change in the fair value of the derivative will be recorded in accumulated other comprehensive income (loss) and will be recognized in the statement of income when the hedged item affects earnings. For a derivative that does not qualify as a hedge (“free-standing derivative”), changes in fair value are recognized in earnings.

New Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board (“FASB”) issued ASU 2011-4, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” The amendments in ASU 2011-4 result in common fair value measurement and disclosure requirements in U.S. GAAP and IFRS. As such, ASU 2011-4 changes the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. For several of the requirements, the FASB does not intend for the amendments in ASU 2011-4 to result in a change in the application of the requirements in ASC 820, Fair Value Measurement. ASU 2011-4 is effective prospectively for annual and interim reporting periods beginning after December 15, 2011. The Company’s adoption of this principle did not have a material effect on the Company’s financial position or results of operations.

In July 2012, the FASB issued ASU 2012-02, "Intangibles-Goodwill and Other," which amends the guidance in ASC 350-30 on testing indefinite-lived intangible assets, other than goodwill, for impairment by allowing an entity to perform a qualitative impairment assessment before proceeding to the two-step impairment test. If the entity determines, on the basis of qualitative factors, that the fair value of the indefinite-lived intangible asset is not more likely than not (i.e., a likelihood of more than 50 percent) impaired, the entity would not need to calculate the fair value of the asset. In addition, the ASU does not amend the requirement to test these assets for impairment between annual tests if there is a change in events or circumstances; however, it does revise the examples of events and circumstances that an entity should consider in interim periods. ASU 2012-02 is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, with early adoption being permitted. Our adoption of this ASU is not expected to have a material impact on our consolidated financial statements.

2. SUMMARY OF SIGNIFICANT ACCOUNTING AND REPORTING POLICIES

Revenue Recognition

        The Company has contractual agreements with its clients that set forth the general terms and conditions of the relationship including line item pricing, payment terms and contract duration. Revenues are recognized as earned (i.e., for transaction based fees, when the underlying transaction is processed) in conjunction with ASC 605, Revenue Recognition. ASC 605, Revenue Recognition, establishes guidance as to when revenue is realized or realizable and earned by using the following criteria: (1) persuasive evidence of an arrangement exists; (2) delivery has occurred or services have been rendered; (3) the seller's price is fixed or determinable; and (4) collectibility is reasonably assured.

        The Company follows guidance provided in ASC 605-45, Principal Agent Considerations. ASC 605-45 states that whether a company should recognize revenue based on the gross amount billed to a customer or the net amount retained is a matter of judgment that depends on the facts and circumstances of the arrangement and that certain factors should be considered in the evaluation. The Company recognizes processing revenues net of interchange fees, which are assessed to the Company's merchant customers on all processed transactions. Interchange rates are not controlled by the Company, which effectively acts as a clearing house collecting and remitting interchange fee settlement on behalf of issuing banks, debit networks, credit card associations and its processing customers. All other revenue is reported on a gross basis, as the Company contracts directly with the end customer, assumes the risk of loss and has pricing flexibility.

        The Company generates revenue primarily by processing electronic payment transactions. Set forth below is a description of the Company's revenue by segment.

Merchant Services

        The Company's Merchant Services segment revenue is primarily derived from processing credit and debit card transactions. Merchant Services revenue is primarily comprised of fees charged to businesses, net of interchange fees, for payment processing services, including authorization, capture, clearing, settlement and information reporting of electronic transactions. The fees charged consist of either a percentage of the dollar volume of the transaction or a fixed fee, or both, and are recognized at the time of the transaction. Merchant Services revenue also includes a number of revenue items that are incurred by the Company and are reimbursable as the costs are passed through to and paid by the Company's clients. These items primarily consist of Visa, MasterCard and other payment network fees. In addition, for sales through ISOs and certain other referral sources in which the Company is the primary party to the contract with the merchant, the Company records the full amount of the fees collected from the merchant as revenue. Merchant Services segment revenue also includes revenue from ancillary services such as fraud management, equipment sales and terminal rent. Merchant Services revenue is recognized as services are performed.

        Included within Merchant Services revenue are fees received by the Company for merchant processing services provided on an outsourced basis for certain customers of Fifth Third Bank. In some cases such fees are collected by Fifth Third Bank from the end merchant and remitted to the Company. Revenues associated with such transactions were approximately $99.5 million, $84.3 million, $38.5 million and $40.0 million during the years ended December 31, 2011 and 2010 and the six months ended December 31, 2009 and June 30, 2009, respectively.

Financial Institution Services

        The Company's Financial Institution Services segment revenues are primarily derived from debit, credit and ATM card transaction processing, ATM driving and support, and PIN debit processing services. Financial Institution Services revenue associated with processing transactions includes per transaction and account related fees, card production fees and fees generated from the Company's Jeanie network. Financial Institution Services revenue related to card transaction processing is recognized when consumers use their client-issued cards to make purchases. Financial Institution Services revenue related to ATM driving and support is recognized in accordance with contractual agreements with the Company's clients.

        In addition to the services discussed above, Financial Institution Services generates revenue through other services, including statement production, collections and inbound/outbound call centers for credit transactions and other services such as credit card portfolio analytics, program strategy and support, fraud and security management and chargeback and dispute services. Related revenues are recognized as services are performed.

        Financial Institution Services provides certain services to Fifth Third Bank. Revenues related to these services are included in the accompanying statements of income as related party revenues.

Expenses

        Set forth below is a brief description of the components of the Company's expenses:

  •
  Network fees and other costs consists of certain expenses incurred by the Company in connection with providing processing services to its clients, including Visa and MasterCard network association fees, payment network fees, card production costs, telecommunication charges, postage and other third party processing expenses.

  •
  Sales and marketing expense primarily consists of salaries and benefits paid to sales personnel, sales management and other sales and marketing personnel, advertising and promotional costs and residual payments made to ISOs and other third party resellers.

  •
  Other operating costs primarily consist of salaries and benefits paid to operational and IT personnel, costs associated with operating the Company's technology platform and data centers, information technology costs for processing transactions, product development costs, software consulting fees and maintenance costs.

  •
  General and administrative expenses primarily consist of salaries and benefits paid to executive management and administrative employees, including finance, human resources, product development, legal and risk management, share-based compensation costs, equipment and occupancy costs and consulting costs.

Share-Based Compensation

        The Company expenses employee share-based payments under ASC 718, Compensation—Stock Compensation, which requires compensation cost for the grant-date fair value of share-based payments to be recognized over the requisite service period. Further, the fair value of liability awards is required to be remeasured at the reporting date, with changes in fair value recognized as compensation cost over the requisite service period. The Company estimates the grant date fair value of the share-based awards issued using the Black-Scholes option pricing model.

Earnings Per Share

        Basic earnings per share is computed by dividing net income attributable to Vantiv, Inc. by the weighted average shares outstanding during the period. Diluted earnings per share is computed by dividing net income attributable to Vantiv, Inc. by the weighted-average shares outstanding during the period and the impact of securities that would have a dilutive effect on earnings per share. Vantiv, Inc. has no securities that would have a dilutive effect on earnings per share. Share-based awards issued by and settled in units of Vantiv Holding have an anti-dilutive effect on earnings per share and have therefore been excluded from the calculation of the Company's diluted earnings per share. As such, on a consolidated basis, there are no securities that have a dilutive effect on earnings per share and, therefore, basic and diluted earnings per share are equal for each period presented.

Income Taxes

        Vantiv, Inc. is taxed as a C corporation for U.S. income tax purposes and is therefore subject to both federal and state taxation at a corporate level.

        Income taxes are computed in accordance with ASC 740, Income Taxes, and reflect the net tax effects of temporary differences between the financial reporting carrying amounts of assets and liabilities and the corresponding income tax amounts. The Company has deferred tax assets and liabilities and maintains valuation allowances where it is more likely than not that all or a portion of deferred tax assets will not be realized. To the extent the Company determines that it will not realize the benefit of some or all of its deferred tax assets, such deferred tax assets will be adjusted through the Company's provision for income taxes in the period in which this determination is made. As of December 31, 2011 and 2010, the Company had recorded no valuation allowances against deferred tax assets.

        Prior to June 30, 2009, the operations of the Predecessor Company were included in Fifth Third Bancorp's consolidated federal income tax return and the state income tax returns of certain subsidiaries of Fifth Third Bancorp. For the purpose of the Predecessor financial statements, federal and state income taxes have been determined on a separate basis as if the Predecessor Company was a separate, stand-alone taxable entity for the period prior to June 30, 2009.

        See Note 13 for further discussion of income taxes.

Cash and Cash Equivalents

        For the period prior to June 1, 2009, Fifth Third Bank used a centralized approach to cash management. Cash receipts and payments of trade payables and other disbursements were processed through a centralized cash management system by Fifth Third Bank. All cash derived from or required for the Predecessor Company's operations was applied to or against Fifth Third Bank's consolidated cash balances.

        Investments with original maturities of three months or less (that are readily convertible to cash) are considered to be cash equivalents and are stated at cost, which approximates fair value. Cash equivalents consist primarily of overnight EuroDollar investments. Such investments are maintained at reputable financial institutions with high credit quality and therefore are considered to bear minimal credit risk.

Accounts Receivable—net

        Accounts receivable primarily represent processing revenues earned but not collected. For a majority of its customers, the Company has the authority to debit the client's bank accounts through the Federal Reserve's Automated Clearing House; as such, collectibility is reasonably assured. The Company records a reserve for doubtful accounts when it is probable that the accounts receivable will not be collected. The Company reviews historical loss experience and the financial position of its customers when estimating the allowance. As of December 31, 2011 and 2010, the allowance for doubtful accounts was not material to the Company's statements of financial position.

        In addition to the reserve for doubtful accounts, the Company also maintains a reserve for refunds expected to be provided to customers. The reserve related to refunds was $3.2 million and $3.3 million as of December 31, 2011 and 2010, respectively, and is recorded within the accounts receivable reserve.

Customer Incentives

        Customer incentives represent signing bonuses paid to customers. Customer incentives are paid in connection with the acquisition or renewal of customer contracts, and are therefore deferred and amortized using the straight-line method based on the contractual agreement. Related amortization is recorded as contra-revenue.

Property and Equipment—net

        Property and equipment consists of the Company's corporate headquarters facility, furniture and equipment, software, leasehold improvements and construction in progress. These assets are depreciated on a straight-line basis over their respective useful lives, which are 15 to 40 years for the Company's corporate headquarters facility and related improvements, 2 to 10 years for furniture and equipment, 3 to 5 years for software and 3 to 10 years for leasehold improvements. Leasehold improvements are amortized over the lesser of the estimated useful life of the improvement or the term of lease.

        The Company capitalizes certain costs related to computer software developed for internal use and amortizes such costs on a straight-line basis over an estimated useful life of 3 to 5 years. Research and development costs incurred prior to establishing technological feasibility are charged to operations as such costs are incurred. Once technological feasibility has been established, costs are capitalized until the software is placed in service.

Goodwill and Intangible Assets

        In accordance with ASC 350, Intangibles—Goodwill and Other, the Company tests goodwill for impairment for each reporting unit on an annual basis, or when events occur or circumstances change that would indicate the fair value of a reporting unit is below its carrying value. If the fair value of a reporting unit is less than its carrying value, an impairment loss is recorded to the extent that fair value of the goodwill within the reporting unit is less than its carrying value. The Company performed its most recent annual goodwill impairment test for certain of its reporting units as of July 31, 2011 and for the remainder of its reporting units as of November 30, 2011 using market data and discounted cash flow analyses, which indicated there was no impairment. As of December 31, 2011, there have been no indications of impairment.

        Intangible assets consist primarily of acquired customer relationships amortized over their estimated useful lives and an indefinite lived trade name not subject to amortization. The Company reviews the acquired customer relationships for possible impairment whenever events or changes in circumstances indicate that carrying amounts may not be recoverable. The indefinite lived trade name is tested for impairment annually.

Settlement Assets and Obligations

        Settlement assets and obligations result from financial institution services when funds are transferred from or received by the Company prior to receiving or paying funds to a different entity. This timing difference results in a settlement asset or obligation. The amounts are generally collected or paid the following business day.

        The settlement assets and obligations recorded by Merchant Services represent intermediary balances due to differences between the amount the Sponsoring Member receives from the card associations and the amount funded to the merchants. Such differences arise from timing differences, interchange expenses, merchant reserves and exception items. In addition, certain card associations limit the Company from accessing or controlling merchant settlement funds and, instead, require that these funds be controlled by the Sponsoring Member. The Company follows a net settlement process whereby, if the settlement received from the card associations precedes the funding obligation to the merchant, the Company temporarily records a corresponding liability. Conversely, if the funding obligation to the merchant precedes the settlement from the card associations, the amount of the net receivable position is recorded by the Company, or in some cases, the Sponsoring Member may cover the position with its own funds in which case a receivable position is not recorded by the Company. Prior to June 1, 2009, Fifth Third Bank, as the Sponsoring Member, used its own funds and assessed a funding cost to the Company, which was included in non-operating expenses. Subsequent to June 1, 2009, net receivable positions are funded through the Company's cash or available line of credit.

Derivatives

        The Company accounts for derivatives in accordance with ASC 815, Derivatives and Hedging. This guidance establishes accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. All derivatives, whether designated in hedging relationships or not, are required to be recorded on the statement of financial position at fair value. If the derivative is designated as a fair value hedge, the changes in the fair value of the derivative and the hedged item will be recognized in earnings. If the derivative is designated as a cash flow hedge, the effective portion of the change in the fair value of the derivative will be recorded in accumulated other comprehensive income (loss) and will be recognized in the statement of income when the hedged item affects earnings. For a derivative that does not qualify as a hedge ("free-standing derivative"), changes in fair value are recognized in earnings.

New Accounting Pronouncements

        In June 2011, the FASB issued ASU 2011-05, "Comprehensive Income (Topic 220): Presentation of Comprehensive Income," which revises the manner in which entities present comprehensive income in their financial statements. The amendments implemented under ASU 2011-05 give an entity the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for total comprehensive income. The ASU eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. The amendments in this ASU do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. ASU 2011-05 should be applied retrospectively and is effective for public entities for fiscal years, and interim periods within those years, beginning after December 15, 2011, with early adoption permitted. The Company's adoption of this ASU did not have a material effect on the Company's financial position or results of operations.

        In September 2011, the FASB issued ASU 2011-08, "Intangibles—Goodwill and Other (Topic 350) Testing Goodwill for Impairment," which revises the guidance on testing goodwill for impairment. Under the revised guidance, entities testing goodwill for impairment have the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If, after assessing the totality of events or circumstances, an entity determines it is more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test would be required. Under the amendments in this ASU, an entity has the option to bypass the qualitative assessment for any reporting unit in any period and proceed directly to performing the first step of the two-step goodwill impairment test. An entity may resume performing the qualitative assessment in any subsequent period. This ASU does not change how goodwill is calculated or assigned to reporting units, nor does it revise the requirement to test goodwill annually for impairment. In addition, this ASU does not amend the requirement to test goodwill for impairment between annual tests if events or circumstances warrant; however, it does revise the examples of events and circumstances that an entity should consider. The amendments within this ASU are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011, with early adoption permitted. The guidance will not have a material effect on the Company's financial position or results of operations.

BUSINESS COMBINATIONS	12 Months Ended
Dec. 31, 2011
BUSINESS COMBINATIONS
BUSINESS COMBINATIONS

3. BUSINESS COMBINATIONS

Acquisition of NPC

        On November 3, 2010, Vantiv Holding acquired all of the outstanding voting securities of NPC Group, Inc. ("NPC"). NPC is a provider of payment processing services focused on the small to mid-sized merchant processing market. The acquisition of NPC enhances the Company's access to small to mid-sized merchants. The acquisition was accounted for as a business combination under ASC 805, Business Combinations. The purchase price was allocated to the assets acquired and liabilities assumed based on the estimated fair value at the date of acquisition. The excess of the purchase price over the fair value of the net assets acquired was allocated to goodwill, approximately $240.0 million of which is deductible for tax purposes. Goodwill, assigned to Merchant Services, consists primarily of processing cost synergies between NPC and the Company and the acquired workforce, neither of which qualifies as an amortizable intangible asset. The purchase price allocation is as follows (in thousands):

Current assets	$14,849
Property and equipment	8,031
Non-current assets	24,700
Goodwill	456,326
Customer relationship intangible assets	111,000
Trade name	41,000
Current liabilities	(28,643)
Non-current liabilities	(7,280)

Total purchase price	$619,983

        From the acquisition date of November 3, 2010 through December 31, 2010, revenue and net income included in the accompanying statement of income for the year ended December 31, 2010 attributable to NPC was approximately $49.4 million and $3.3 million, respectively.

        The following unaudited pro forma results reflect the results of the Company for the year ended December 31, 2010 and the six months ended December 31, 2009, assuming the acquisition of NPC had occurred on July 1, 2009 (in thousands):

	Year ended December 31, 2010	Six Months Ended December 31, 2009
Total revenue	$1,410,150	$651,543
Income from operations	214,678	104,395
Net income including non-controlling interests	74,519	20,262
Net income attributable to Vantiv, Inc.	31,977	749

        The Company incurred expenses of approximately $2.4 million during the year ended December 31, 2010 in conjunction with the acquisition of NPC, which are included within general and administrative expenses on the accompanying statement of income.

Acquisition of TNB Assets

        On July 6, 2010, the Company acquired certain assets of Town North Bank, N.A. ("TNB") to broaden the Company's market position with credit unions. The acquisition was accounted for under the acquisition method of accounting in accordance with ASC 805, Business Combinations. The purchase price was allocated to the assets acquired and liabilities assumed based on the estimated fair value at the date of acquisition. The excess of the purchase price over the fair value of the net assets acquired was allocated to goodwill, which is deductible for tax purposes. Goodwill is attributable primarily to growth opportunities, synergies and the acquired workforce, none of which qualifies as an amortizable intangible asset. Goodwill is included within Financial Institution Services. The purchase price allocation is as follows (in thousands):

Current assets	$19,836
Customer relationship intangible assets	28,865
Trade name	238
Goodwill	26,898
Current liabilities	(19,220)
Non-current liabilities	(4,175)

Total purchase price	$52,442

        The acquisition of TNB was not material to the Company's financial statements and accordingly, pro forma results have not been presented.

Vantiv, Inc. Acquisition of Vantiv Holding

        As discussed in Note 1, Vantiv, Inc. acquired a majority interest in Vantiv Holding from Fifth Third Bank and in Transactive from Fifth Third Financial on June 30, 2009. The acquisition of Vantiv Holding and Transactive was funded with approximately $560 million of cash consideration from Advent on behalf of Vantiv, Inc. to Fifth Third Bank and Fifth Third Financial. The acquisition was accounted for under the acquisition method of accounting in accordance with ASC 805, Business Combinations. The primary items that generated goodwill are the value of the newly formed relationship between Vantiv Holding and Transactive and Advent, the controlling stockholder of Vantiv, Inc., allowing Vantiv Holding and Transactive to leverage Vantiv, Inc.'s resources creating significant opportunities and incremental growth along with the acquired workforce, neither of which qualifies as an amortizable intangible asset. Goodwill attributable to the Transaction is not deductible for tax purposes. Approximately $501.2 million and $548.0 million of goodwill is included within Merchant Services and Financial Institution Services, respectively. The purchase price was allocated to the assets acquired and liabilities assumed based on the estimated fair value at the date of acquisition, as follows (in thousands):

Current assets	$549,525
Property and equipment	36,858
Non-current assets	11,778
Put rights	14,200
Goodwill	1,049,150
Customer relationship intangible assets	998,230
Note payable assumed	(1,250,000)
Liabilities assumed	(257,478)
Non-controlling interests	(592,028)

Total purchase price	$560,235

        Approximately $16.3 million of transaction related expenses are recorded within general and administrative expenses in the accompanying statement of income for the six months ended December 31, 2009.

PROPERTY AND EQUIPMENT	9 Months Ended
Sep. 30, 2012
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

4. PROPERTY AND EQUIPMENT

        A summary of the Company's property and equipment is as follows (in thousands):

	Estimate Useful Life	As of December 31, 2011	As of December 31, 2010
Building and improvements	15 - 40 years	$18,708	$—
Furniture and equipment	2 - 10 years	62,224	26,526
Software	3 - 5 years	96,010	54,706
Leasehold improvements	3 - 10 years	1,458	2,638
Construction in progress		15,737	13,626
Accumulated depreciation		(41,827)	(16,440)

Total		$152,310	$81,056

        Depreciation and amortization expense related to property and equipment for the years ended December 31, 2011 and 2010, and the six months ended December 31, 2009 and June 30, 2009 was $31.7 million, $12.5 million, $4.0 million and $1.1 million, respectively.

GOODWILL AND INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2011
GOODWILL AND INTANGIBLE ASSETS
GOODWILL AND INTANGIBLE ASSETS

5. GOODWILL AND INTANGIBLE ASSETS

        A summary of changes in goodwill through December 31, 2011 is as follows (in thousands):

Successor	Merchant Services	Financial Institution Services	Total
Balance as of December 31, 2009	$501,198	$547,952	$1,049,150
Goodwill attributable to acquisition of TNB	—	26,898	26,898
Goodwill attributable to acquisition of NPC	456,326	—	456,326

Balance as of December 31, 2010	957,524	574,850	1,532,374

Balance as of December 31, 2011	$957,524	$574,850	$1,532,374

        Intangible assets consist primarily of acquired customer relationships and trade names. The useful lives of customer relationships are determined based on forecasted cash flows, which include estimates for customer attrition associated with the underlying portfolio of customers acquired. Historically, this has resulted in amortization of customer relationships on a straight line basis over their estimated useful lives. The customer relationships acquired in conjunction with the acquisition of NPC, as discussed in Note 3, are amortized at an accelerated rate due largely to the pattern of attrition expected within the underlying portfolio. The trade name acquired in conjunction with the Company's acquisition of NPC is expected to remain in use for the foreseeable future and has therefore been deemed an indefinite lived intangible asset not subject to amortization. The trade name is reviewed for impairment on an annual basis. The Company reviews finite lived intangible assets for possible impairment whenever events or changes in circumstances indicate that carrying amounts may not be recoverable.

        As of December 31, 2011 and 2010, intangible assets consisted of the following (in thousands):

	2011	2010
Customer relationship intangible assets	$1,139,319	$1,138,077
Trade name	41,000	41,000
Other intangible assets	3,567	985

	1,183,886	1,180,062

Less accumulated amortization on:
Customer relationship intangible assets	267,108	144,138
Other intangible assets	580	33

	267,688	144,171

	$916,198	$1,035,891

        As of December 31, 2011 and 2010, customer relationship intangible assets had estimated remaining weighted-average lives of 8.4 years and 9.6 years, respectively. Amortization expense on intangible assets for the years ended December 31, 2011 and 2010 and for the six months ended December 31, 2009 and June 30, 2009 was $123.6 million, $98.5 million, $45.9 million and $1.3 million, respectively.

        The estimated amortization expense of intangible assets as of December 31, 2011 for the next five years is as follows (in thousands):

2012	$116,229
2013	110,881
2014	106,863
2015	103,845
2016	101,577

CAPITAL LEASES	12 Months Ended
Dec. 31, 2011
CAPITAL LEASES
CAPITAL LEASES

6. CAPITAL LEASES

        On August 26, 2011, the Company entered into various lease agreements for equipment that are classified as capital leases. The cost of equipment under capital leases, approximately $19.7 million, is included on the accompanying statement of financial position within property and equipment as of December 31, 2011. Depreciation expense associated with capital leases was $3.6 million for the year ended December 31, 2011.

        The future minimum lease payments required under capital leases and the present value of net minimum lease payments as of December 31, 2011 are as follows (in thousands):

Amount
Year Ending December 31, 2012	$4,998
Year Ending December 31, 2013	4,951
Year Ending December 31, 2014	4,930
Year Ending December 31, 2015	2,876

Total minimum lease payments	$17,755
Less: Amount representing interest	(826)

Present value of minimum lease payments	$16,929
Less: Current maturities of capital lease obligations	(4,607)

Long-term capital lease obligations	$12,322

DEBT	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
DEBT
DEBT
LONG-TERM DEBT

March 2012 Debt Refinancing

Upon the closing of the Company’s IPO, the Company used proceeds net of underwriting discounts and commissions and cash on hand of $538.9 million to repay outstanding debt under the Company’s first lien loan agreement. Contemporaneous with the repayment, the Company refinanced the remaining debt outstanding under the first lien loan agreement, which consisted of two tranches, “term B-1” and “term B-2”, the terms of which are disclosed in the table below, and terminated its $150.0 million revolving credit facility.

The first lien loan agreement (“original debt”) was refinanced into a new loan agreement (“refinanced debt”) consisting of term A loans and term B loans and a $250.0 million revolving credit facility. As of the date of refinancing, the term A loans and term B loans had balances of $1,000.0 million and $250.0 million, respectively. The maturity dates and debt service requirements related to the term A loans and term B loans are listed in the table below. The revolving credit facility matures in March 2017 and includes a $75.0 million swing line facility and a $40.0 million letter of credit facility. The commitment fee rate for the unused portion of the revolving credit facility is 0.50% per year.

As of September 30, 2012, Fifth Third Bank held $312.0 million of the term A loans.

As of September 30, 2012 and December 31, 2011, the Company’s debt consisted of the following:

	September 30, 2012	December 31, 2011
	(in thousands)
$1,621.1 million term B-1 loans, expiring on November 3, 2016 and bearing interest payable quarterly at a variable base rate (LIBOR) plus a spread rate (325 basis points) with a floor of 125 basis points (total rate of 4.5% at December 31, 2011)	$—	$1,608,905
$150.0 million term B-2 loans, expiring on November 3, 2017 and bearing interest payable quarterly at a variable base rate (LIBOR) plus a spread rate (350 basis points) with a floor of 150 basis points (total rate of 5.0% at December 31, 2011)	—	150,000
$1,000.0 million term A loans, expiring on March 27, 2017, bearing interest payable quarterly based on the Company’s leverage ratio at a variable base rate (LIBOR) plus a spread rate (175 to 250 basis points) (total rate of 2.47% at September 30, 2012) and amortizing on a basis of 1.25% during each of the first eight quarters, 1.875% during each of the second eight quarters and 2.5% during each of the following three quarters with a balloon payment due at maturity	975,000	—
$250.0 million term B loans, expiring on March 27, 2019, bearing interest payable quarterly at a variable base rate (LIBOR) plus a spread rate (275 basis points) with a floor of 100 basis points (total rate of 3.75% at September 30, 2012) and amortizing on a basis of 1.0% per year with a balloon payment due at maturity	248,750	—
$10.1 million leasehold mortgage, expiring on August 10, 2021 and bearing interest payable monthly at a fixed rate (rate of 6.22% at September 30, 2012)	10,131	10,131
Less: Current portion of note payable and current portion of note payable to related party	(52,500)	(16,211)
Less: Original issue discount	(4,901)	(14,327)
Note payable and note payable to related party	$1,176,480	$1,738,498

Original Issue Discount and Deferred Financing Fees

As a result of the Company’s debt pay down and based on the changes in the composition of the syndicate of lenders participating in the refinancing, the Company wrote off approximately $22.6 million of unamortized deferred financing fees and $9.7 million of original issue discount (“OID”) associated with the original debt. Of the original unamortized deferred financing fees and OID, $9.8 million and $4.1 million remain capitalized, respectively and continue to be amortized. Further, the Company incurred approximately $17.5 million of debt issuance costs and $1.3 million of OID associated with the refinanced debt. Approximately $11.1 million of the debt issuance costs were expensed at the date of the refinancing, with the remaining $6.4 million capitalized as deferred financing costs. The amount of OID associated with the refinanced debt was also capitalized. The total amount of deferred financing fees and OID expensed at the date of the refinancing was primarily driven by the changes in the composition of the syndicate of lenders participating in the refinanced debt, which resulted in a component of the refinancing to be accounted for as a debt extinguishment. The Company capitalized costs in proportion to the refinancing accounted for as a modification. Amounts expensed in connection with the refinancing are recorded as a component of non-operating expenses in the accompanying consolidated statement of income for the nine months ended September 30, 2012. At September 30, 2012, deferred financing fees of approximately $14.7 million and OID of approximately $4.9 million are recorded as a component of other non-current assets and as a reduction of note payable, respectively, in the accompanying consolidated statement of financial position.

Other Fees

In connection with the March 2012 debt refinancing, the Company paid a call premium equal to 1% of the outstanding balance of the original debt prior to refinancing, or $12.2 million, which is included within non-operating expenses in the accompanying consolidated statement of income for the nine months ended September 30, 2012.

Guarantees and Security

The obligations under the refinanced debt are unconditional and are guaranteed by Vantiv Holding and certain of Vantiv Holding’s existing and subsequently acquired or organized domestic subsidiaries. The refinanced debt and related guarantees are secured on a first-priority basis (subject to liens permitted under the Loan Agreement) in substantially all the capital stock (subject to a 65% limitation on pledges of capital stock of foreign subsidiaries and domestic holding companies of foreign subsidiaries) and personal property of Vantiv Holding and any obligors as well as any real property in excess of $5 million in the aggregate held by Vantiv Holding or any obligors (other than Vantiv Holding), subject to certain exceptions.

Covenants

There are certain financial and non-financial covenants contained in the loan agreement for the refinanced debt, which are tested quarterly. At September 30, 2012 the Company was in compliance with these covenants.

7. DEBT

Debt Assumed in Connection with the Transaction

        In connection with the Transaction, the Company assumed a $1,250.0 million senior secured note due to Fifth Third Bank. The senior secured note had a term of seven years. In addition, the Company entered into a $125.0 million secured revolving credit facility with Fifth Third Bank. Both the senior secured note and the revolving credit facility were secured by certain assets of the Company. The interest rates on the senior secured note and the revolving credit facility were 9.5% and 7.75%, respectively. The commitment rate for the revolving credit facility was 0.50% per year.

November 2010 Debt Refinancing

        On November 3, 2010, the Company entered into two credit facilities with a syndicate of banks. The credit facilities were used to refinance the debt held by Fifth Third Bank and fund the acquisition of NPC, as discussed in Note 3. The revolving credit facility held by Fifth Third Bank was also terminated in conjunction with the refinancing. The refinanced credit facilities consisted of a first lien and second lien loan agreement.

First Lien

        The first lien loan agreement consisted of a $1,575.0 million term loan and a revolving credit commitment of $150.0 million. The term loan was issued with an original term of six years, and required quarterly principal payments equal to 0.25% of the original principal balance. The term loan bore interest at a rate based on LIBOR or the prime rate, at the Company's option, plus an applicable margin. The weighted-average interest rate for the term loan during 2010 was 5.5%. The outstanding balance of the term loan as of December 31, 2010 was $1,575.0 million. At December 31, 2010, Fifth Third Bank held approximately $381.3 million of the term loan, which is recorded within note payable to related party on the accompanying statement of financial position.

        The revolving credit commitment was issued with a term of five years. Any draws on the revolving credit commitment were due at the maturity of the agreement, with interest payments due quarterly. At the Company's option, unpaid principal balances bore interest at a rate based on LIBOR or the prime rate, plus an applicable margin. The commitment fee rate for the unused portion of the revolving credit commitment was 0.50%. There were no draws on the revolving credit commitment as of December 31, 2010. Under the revolving credit commitment, the Company had $40.0 million available for the issuance of letters of credit and $50.0 million available for swing loans. At December 31, 2010, Fifth Third Bank held approximately 33% of the revolving credit commitment. Additionally, a $1.5 million letter of credit, issued by Fifth Third Bank, was outstanding as of December 31, 2010, which reduced the availability under the revolving credit commitment.

Second Lien

        The second lien loan agreement consisted of a $200.0 million term loan with an original term of seven years. The loan bore interest, at the Company's option, at a rate based on LIBOR or the prime rate, plus an applicable margin. The weighted- average rate for the term loan during 2010 was 8.25%. The outstanding balance as of December 31, 2010 was $200.0 million.

May 2011 Debt Refinancing

        On May 17, 2011, the Company refinanced $1,771.1 million of debt outstanding under the existing first and second lien loan agreements described above (the "original debt"). Outstanding debt under the original first and second lien loan agreements was $1,571.1 million and $200.0 million, respectively, and matured in November 2016 and 2017, respectively.

        The original debt was refinanced into a single first lien loan agreement (the "refinanced debt") consisting of two tranches, "term B-1" and "term B-2," and a $150.0 million revolving credit facility. As of the date of refinancing, term B-1 had a balance of $1,621.1 million, while term B-2 carried a non-amortizing balance of $150.0 million. The original second lien loan agreement was repaid in connection with the refinancing. The maturity dates of term B-1 and term B-2 are November 3, 2016 and 2017, respectively. The revolving credit facility matures on November 3, 2015. The primary change under the refinanced debt was the rate at which it bears interest. Interest is payable quarterly and the following table summarizes the applicable interest rates on and the principal amounts outstanding as of the date of refinancing of the original debt as compared to the refinanced debt:

	Original Debt		Refinanced Debt
(dollars in millions)	Amount Outstanding	Interest Rate	Amount Outstanding	Interest Rate
First Lien/Term B-1	$1,571.1	LIBOR + 400 bps; floor of 150 bps	$1,621.1	LIBOR + 325 bps; floor of 125 bps
Second Lien/Term B-2	$200.0	LIBOR + 675 bps; floor of 150 bps	$150.0	LIBOR + 350 bps; floor of 150 bps

Total	$1,771.1		$1,771.1

        During the year ended December 31, 2011, the Company made principal payments of $16.1 million on term B-1. The outstanding balance of the refinanced debt as of December 31, 2011 was $1,758.9 million. At December 31, 2011, Fifth Third Bank held approximately $377.4 million of term B-1, which is recorded within note payable to related party on the accompanying statement of financial position. There were no draws on the revolving credit facility as of December 31, 2011.

Original Issue Discount and Deferred Financing Fees

        In conjunction with the November 2010 debt refinancing, the Company incurred approximately $43.5 million of fees and $19.3 million in original issue discount ("OID"). Such costs, excluding OID, were capitalized as deferred financing fees and are included within other non-current assets in the accompanying statements of financial position. OID is included as a reduction to note payable in the accompanying statements of financial position. OID and debt issuance costs are being amortized on a straight-line basis over the life of the related debt, which approximates the effective interest method.

        Based on the changes in the composition of the syndicate of lenders participating in the refinanced debt, a component of the refinancing was accounted for as a debt extinguishment under ASC 470, Debt. As such, the Company wrote off approximately $3.2 million of unamortized deferred financing fees and $1.4 million of OID related to the original debt accounted for as a debt extinguishment. Further, the Company paid approximately $6.3 million in underwriting and legal fees associated with the refinanced debt, of which approximately $5.1 million was recorded as expense on the date of the refinancing. Both the write-off of unamortized deferred financing fees and the expense associated with fees incurred in connection with the refinancing are recorded as a component of non-operating expenses in the accompanying statement of income for the year ended December 31, 2011.

        The Company capitalized approximately $1.2 million of deferred financing fees associated with the refinanced debt. Such costs are recorded as a component of other non-current assets in the accompanying statement of financial position as of December 31, 2011. Additionally, unamortized debt issuance costs and OID related to the portion of original debt accounted for as a modification remain capitalized. As of December 31, 2011, the balance of debt issuance costs and OID were $33.5 million and $14.3 million, respectively.

Other Fees

        In connection with the repayment of the original second lien loan agreement, the Company paid a call premium equal to 2% of the outstanding balance, or $4.0 million, which is included within non-operating expenses in the accompanying statement of income for the year ended December 31, 2011.

Guarantees and Security

        The obligations under the loan agreement for the refinanced debt are unconditional and are guaranteed by Vantiv Holding and certain of its existing and subsequently acquired or organized domestic subsidiaries. The refinanced debt is secured on a first-priority basis (subject to liens permitted under the loan agreement governing the refinanced debt) in substantially all the capital stock (subject to a 65% limitation on pledges of capital stock of foreign subsidiaries and domestic holding companies of foreign subsidiaries) and personal property of the borrower and any obligors as well as any real property in excess of $5 million in the aggregate held by the borrower or any obligors (other than Vantiv Holding), subject to certain exceptions.

Covenants

        There are certain financial and non-financial covenants contained in the loan agreement for the refinanced debt. The Company was in compliance with these covenants as of December 31, 2011.

Building Loan

        On July 12, 2011, the Company executed a term loan agreement for approximately $10.1 million for the purchase of its corporate headquarters facility. The interest rate is fixed at 6.22%, with interest only payments required for the first 84 months. Thereafter, until maturity, the Company will pay interest and principal based on a 30 year amortization schedule, with the remaining principal amount due at maturity, August 2021.

DERIVATIVES AND HEDGING ACTIVITIES	12 Months Ended
Dec. 31, 2011
DERIVATIVES AND HEDGING ACTIVITIES
DERIVATIVES AND HEDGING ACTIVITIES

8. DERIVATIVES AND HEDGING ACTIVITIES

Risk Management Objective of Using Derivatives

        The Company entered into derivative financial instruments to manage differences in the amount, timing and duration of its known or expected cash payments related to its variable-rate debt. As of December 31, 2011, the Company's derivative instruments consist of interest rate swaps, which hedge the variable cash flows associated with its existing variable-rate debt by converting floating-rate payments to fixed-rate payments. Additionally, in conjunction with Vantiv, Inc.'s acquisition of a controlling interest in Vantiv Holding, Vantiv, Inc. received put rights, exercisable by Vantiv, Inc., or Vantiv, Inc.'s stockholders, under certain circumstances, that if exercised obligate Fifth Third Bank to repurchase Vantiv, Inc.'s interest in Vantiv Holding. The Company does not enter into derivative financial instruments for speculative purposes.

Accounting for Derivative Instruments

        The Company recognizes derivatives in other non-current assets or liabilities in the accompanying statements of financial position at their fair values. Refer to Note 14 for a detailed discussion of the fair values of its derivatives. The Company has designated its interest rate swaps as cash flow hedges of forecasted interest rate payments related to its variable-rate debt. The Company accounts for the put rights as free-standing derivatives.

        The Company formally documents all relationships between hedging instruments and underlying hedged items, as well as its risk management objective and strategy for undertaking hedge transactions. This process includes linking all derivatives that are designated as cash flow hedges to forecasted transactions. A formal assessment of hedge effectiveness is performed both at inception of the hedge and on an ongoing basis to determine whether the hedge is highly effective in offsetting changes in cash flows of the underlying hedged item. Hedge effectiveness is assessed using a regression analysis. If it is determined that a derivative ceases to be highly effective during the term of the hedge, the Company will discontinue hedge accounting prospectively for such derivative.

        The Company's interest rate swaps qualify for hedge accounting under ASC 815, Derivatives and Hedging. Therefore, the effective portion of changes in fair value are recorded in accumulated other comprehensive loss and reclassified into earnings in the same period during which the hedged transaction affects earnings.

Cash Flow Hedges of Interest Rate Risk

        In connection with the debt refinancing discussed in Note 7, the Company amended its interest rate swap agreements. The Company designated the amended interest rate swap agreements into new cash flow hedging relationships and prospectively discontinued the hedge accounting on the original interest rate swap agreements as they no longer met the requirements for hedge accounting. The Company continues to report the net unrealized loss related to the discontinued cash flow hedges in accumulated other comprehensive loss in the accompanying statement of equity for the year ended December 31, 2011, which is being reclassified into earnings during the remaining contractual term of the hedge agreements. During the year ended December 31, 2011, $1.1 million in losses were reclassified into earnings associated with the discontinued cash flow hedges.

        As part of the Company's interest rate risk management strategy, the interest rate swap agreements add stability to interest expense and manage exposure to interest rate movements. During the year ended December 31, 2011, such derivatives were used to hedge the variable cash flows associated with existing variable-rate debt. As of December 31, 2011, the interest rate swaps designated as cash flow hedges of interest rate risk had a total notional value of $887.5 million. Included within this total notional value is $687.5 million to which Fifth Third Bank is the counterparty. The interest rate swap agreements expire on November 19, 2015.

        The table below presents the fair value of the Company's derivative financial instruments designated as cash flow hedges included within the accompanying statement of financial position as of December 31, 2011 (in thousands):

	Statement of Financial Position Location	December 31, 2011
Interest rate swaps	Other non-current liabilities	$30,094

        As of December 31, 2011 the Company estimates that an additional $10.7 million will be reclassified to interest expense during the next twelve months. Any ineffectiveness associated with such derivative instruments is recorded immediately as interest expense in the accompanying statements of income. The tables below present the effect of the Company's interest rate swaps on the statements of income for the years ended December 31, 2011 and 2010 (in thousands):

	Year Ended December 31,
	2011	2010
Derivatives in cash flow hedging relationships:
Amount of loss recognized in OCI (effective portion)(1)	$(36,643)	$—
Amount of loss reclassified from accumulated OCI into earnings (effective portion)(2)	(7,220)	—
Amount of loss recognized in earnings (ineffective portion)(2)	(3,492)	—
(1)
"OCI" represents other comprehensive income.

(2)
Loss is recognized in "Interest expense—net" in the Statements of Income.

Credit Risk Related Contingent Features

        The Company has agreements with each of its derivative counterparties that contain a provision where the Company could be declared in default on its derivative obligations if repayment of the underlying indebtedness is accelerated by the lender due to the Company's default on the indebtedness. Under such scenario, the Company could be required to settle its obligation under the agreement at the termination value of the interest rates swaps, which was approximately $33.0 million as of December 31, 2011. As of December 31, 2011, the Company was in compliance with all related debt covenants.

Free-standing Derivative

        In conjunction with the Transaction discussed in Note 1, Vantiv, Inc. received put rights, exercisable by Vantiv, Inc., or Vantiv, Inc.'s stockholders, at its option, from Fifth Third Bank. The put rights are accounted for under ASC 815, Derivatives and Hedging, as free-standing derivatives with changes in fair value recorded in earnings in the period of change. The put rights are contingently exercisable in the event of three scenarios occurring prior to an initial public offering (as defined in the Amended and Restated Limited Liability Company Agreement of Vantiv Holding), each described below:

  •
  Scenario 1—During the first 12 months following the effective date of the Transaction, either a government investment or a non-competitor change of control occurs at Fifth Third Bank; or

  •
  Scenario 2—During the first 54 months following the effective date of the Transaction, a competitor change of control occurs at Fifth Third Bank; or

  •
  Scenario 3—During the first two years following the effective date of the Transaction, a bankruptcy event occurs for Fifth Third Bank.

        Due to the passage of time, Scenarios 1 and 3 are no longer applicable. Based on the passage of time and current industry and regulatory conditions, the probability of occurrence of Scenario 2 above is considered remote. As such, the put rights have been assigned a fair value of zero as of December 31, 2011.

        The following table reflects the notional amount and fair value of the put rights included within other non-current assets in the accompanying statements of financial position as of December 31, 2011 and 2010 (in thousands):

	December 31, 2011		December 31, 2010
		Fair Value		Fair Value
	Notional Amount	Derivative Asset	Notional Amount	Derivative Asset
Free-standing put rights	$978,883	$—	$870,402	$800

        The net losses recorded as a component of non-operating expenses in the accompanying statements of income related to the put rights are summarized in the following table (in thousands):

	Year Ended December 31, 2011	Year Ended December 31, 2010	Six Months Ended December 31, 2009
Free-standing put rights	$(800)	$(4,300)	$(9,100)

CONTROLLING AND NON-CONTROLLING INTERESTS IN VANTIV HOLDING AND TRANSACTIVE	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
CONTROLLING AND NON-CONTROLLING INTERESTS IN VANTIV HOLDING AND TRANSACTIVE
CONTROLLING AND NON-CONTROLLING INTERESTS IN VANTIV HOLDING AND TRANSACTIVE
CONTROLLING AND NON-CONTROLLING INTERESTS IN VANTIV HOLDING

As discussed in Note 1, Vantiv, Inc. owns a controlling interest in Vantiv Holding, and therefore consolidates the financial results of Vantiv Holding and records non-controlling interest for the economic interests in Vantiv Holding held by Fifth Third, with respect to periods subsequent to the IPO, and held by Fifth Third and JPDN, with respect to periods prior to the IPO. In connection with the IPO, various recapitalization and reorganization transactions were executed, as discussed in Note 1. Further, as discussed in Note 1, the Exchange Agreement entered into prior to the IPO provides for a 1 to 1 ratio between the units of Vantiv Holding and the common stock of Vantiv, Inc.

As of September 30, 2012, Vantiv, Inc.’s interest in Vantiv Holding was 60.53%. Changes in units and related ownership interest in Vantiv Holding are summarized as follows:

	Vantiv, Inc.	Fifth Third	JPDN	Total
As of December 31, 2011	50,930,455	48,933,182	136,363	100,000,000
% of ownership	50.93%	48.93%	0.14%
Recapitalization transactions:
Incremental units as a result of split	38,585,162	37,072,018	103,309	75,760,489
JPDN exchange for Class A common stock	239,672	—	(239,672)	—
IPO transactions:
Issuance of Class A common stock to public	31,498,064	(2,086,064)	—	29,412,000
Issuance of Class A common stock under equity plan	8,716,141	—	—	8,716,141
Equity plan activity (a)	(1,281,263)	—	—	(1,281,263)
As of September 30, 2012	128,688,231	83,919,136	—	212,607,367
% of ownership	60.53%	39.47%	0.00%

(a)	Includes treasury stock, forfeitures of Restricted Class A common stock awards and the conversion of Restricted Class A common stock units to Class A common stock.

As a result of the changes in ownership interests in Vantiv Holding, an adjustment of $105.1 million has been recognized in order to reflect the portion of net assets of Vantiv Holding attributable to non-controlling unit holders based on ownership interests in Vantiv Holding at the time of the IPO.

The table below provides a reconciliation of net income attributable to non-controlling interests based on relative ownership interests in Vantiv Holding as discussed above (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
Net income	$48,639	$28,683	$53,289	$45,043
Items not allocable to non-controlling interests:
Miscellaneous expenses (a)	—	—	—	156
Vantiv, Inc. income tax expense (b)	13,114	6,033	2,556	4,763
Net income attributable to Vantiv Holding	61,753	34,716	55,845	49,962
Net income attributable to non-controlling interests (c)	$24,375	$17,035	$24,433	$24,516

(a)                    Represents miscellaneous expenses incurred by Vantiv, Inc.
(b)                    Represents income tax expense related to Vantiv, Inc., not including consolidated subsidiaries.
(c)                     Net income attributable to non-controlling interests reflects the allocation of Vantiv Holding’s net income based on the proportionate ownership interests in Vantiv Holding held by the non-controlling unitholders. For the nine months ended September 30, 2012, the net income attributable to non-controlling unitholders reflects the changes in ownership interests summarized in the table above.

9. CONTROLLING AND NON-CONTROLLING INTERESTS IN VANTIV HOLDING AND TRANSACTIVE

        The table below provides a reconciliation of net income attributable to non-controlling interests based on relative ownership interests in Vantiv Holding and Transactive as discussed in Note 1 (in thousands):

	Year Ended December 31, 2011	Year Ended December 31, 2010	Six Months Ended December 31, 2009
Net income	$84,810	$54,917	$14,587
Items not allocable to non-controlling interests:
Transaction costs incurred by Vantiv, Inc.(a)	—	—	11,324
Losses related to put rights(b)	800	4,300	9,100
Other expenses(c)	61	79	13
Vantiv, Inc. income tax expense(d)	13,310	7,800	(934)

Net income attributable to Vantiv Holding and Transactive	$98,981	$67,096	$34,090

Net income attributable to non-controlling interests(e)	$48,570	$32,924	$16,728

(a)
Consists of transaction costs, principally professional and advisory fees, incurred by Advent on behalf of Vantiv, Inc. in connection with the Transaction.

(b)
Represents the non-cash expense related to fair value adjustments to the value of the put rights Vantiv, Inc. received from Fifth Third Bank in connection with the Transaction.

(c)
Represents other miscellaneous expenses incurred by Vantiv, Inc.

(d)
Represents income tax expense related to Vantiv, Inc., not including consolidated subsidiaries.

(e)
Net income attributable to non-controlling interests represents 49.07% of net income attributable to Vantiv Holding and Transactive.

        In connection with the Transaction, Fifth Third Bank received a warrant that allows for the purchase of up to 20.4 million Class C Non-Voting Units of Vantiv Holding. The warrant is exercisable in any period that Vantiv Holding is not treated as a partnership for U.S. federal income tax purposes, upon the earlier to occur of a change of control or an initial public offering, both as defined in the warrant agreement. In addition, the warrant is exercisable if Fifth Third Bank delivers an opinion of counsel to Vantiv Holding that concludes, based on any Treasury regulations or guidance then in effect, that the exercise of the warrant will not cause an immediate taxable event to the other members of Vantiv Holding. The warrant expires upon the earliest to occur of (i) the 20th anniversary of the issue date, (ii) 60 days following an exercise by Vantiv, Inc. of its put rights (refer to Note 7), subject to extension in specified circumstances, and (iii) a change of control where the price paid per unit in such change of control minus the exercise price of the warrant in less than zero. Fifth Third Bank is entitled to purchase the underlying Units of the warrant at a price of $15.98 per unit. The warrant was valued at approximately $65.4 million at June 30, 2009, the issuance date, using a Black-Scholes option valuation model using probability weighted scenarios, assuming expected terms of 10 to 20 years, expected volatilities of 37.5% to 44.4%, risk free rates of 4.03% to 4.33% and expected dividend rates of 0%. The expected volatilities were based on historical and implied volatilities of comparable companies assuming similar expected terms. The warrant is recorded as a component of the non-controlling interest on the accompanying statements of financial position as of December 31, 2011 and 2010.

        On September 29, 2010, Vantiv Holding authorized for issuance approximately 15.3 million Class D Non-Voting units ("Class D Units"). The Class D Units were authorized for the settlement of awards issued under Vantiv Holding's Management Phantom Equity Plan (the "Phantom Equity Plan"). As such, upon authorization of such Units, outstanding share-based awards made under the Phantom Equity Plan were eligible for treatment as equity awards, and therefore were reclassified from other long-term liabilities to paid-in capital. As of December 31, 2011 and 2010, paid-in capital included $3.3 million and $1.7 million, respectively, and non-controlling interests included $3.1 million and $1.7 million, respectively, related to share-based payments. See Note 12 for further discussion of the Phantom Equity Plan and related reclassification of awards.

        The Amended and Restated Limited Liability Company Agreement of Vantiv Holding requires certain tax distributions to be made if and when Vantiv Holding has taxable income. Other distributions are required to be made in proportion to the members' respective membership interests.

COMMITMENTS, CONTINGENCIES AND GUARANTEES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
COMMITMENTS, CONTINGENCIES AND GUARANTEES
COMMITMENTS, CONTINGENCIES AND GUARANTEES
COMMITMENTS, CONTINGENCIES AND GUARANTEES

Legal Reserve

From time to time, the Company is involved in various litigation matters arising in the ordinary course of its business. While it is impossible to ascertain the ultimate resolution or range of financial liability with respect to these contingent matters, management believes none of these matters, either individually or in the aggregate, would have a material effect upon the Company’s consolidated financial statements.

10. COMMITMENTS, CONTINGENCIES AND GUARANTEES

Leases

        The Company leases office space under non-cancelable operating leases that expire between January 2012 and June 2017. Future minimum commitments under these leases are as follows (in thousands):

Year Ending December 31,
2012	$6,728
2013	5,235
2014	3,195
2015	1,368
2016	1,296
Thereafter	9,194

Total	$27,016

        Rent expense for the years ended December 31, 2011 and 2010 and for the six months ended December 31, 2009 and June 30, 2009 was approximately $9.8 million, $7.8 million, $3.6 million and $0.3 million, respectively. Rent expense for such periods primarily reflects the lease agreement between the Company and Fifth Third Bank entered into on July 1, 2009. For the six months ended June 30, 2009, costs associated with office space occupied by the Predecessor Company were included in allocated expenses.

        In connection with the relocation of the Company's corporate headquarters discussed in Note 7, the Company provided Fifth Third Bank with written notice as required by the lease agreement of its intent to terminate the current lease of office space. Accordingly, the lease commitments above do not reflect payments associated with the lease agreement.

Legal Reserve

        From time to time, the Company is involved in various litigation matters arising in the ordinary course of its business. While it is impossible to ascertain the ultimate resolution or range of financial liability with respect to these contingent matters, management believes none of these matters, either individually or in the aggregate, would have a material effect upon the Company's financial statements.

EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2011
EMPLOYEE BENEFIT PLANS
EMPLOYEE BENEFIT PLANS

11. EMPLOYEE BENEFIT PLANS

        The Company offers a defined contribution savings plan to virtually all Company employees. The plan provides for elective, tax-deferred participant contributions, Company matching contributions and discretionary Company contributions.

        Expenses associated with the defined contribution savings plan for the years ended December 31, 2011 and 2010 and six months ended December 31, 2009 and June 30, 2009 were $3.6 million $5.1 million, $2.4 million and $1.0 million, respectively.

SHARE-BASED COMPENSATION	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION PLANS

Prior to the IPO, certain employees and directors of Vantiv Holding participated in the Phantom Equity Plan. As discussed in Note 1, in connection with the IPO, outstanding awards under the Phantom Equity Plan were converted into unrestricted and restricted Class A common stock, issued under the 2012 Equity Incentive Plan.

Phantom Equity Plan

Awards under the Phantom Equity Plan vested upon either the occurrence of certain events (“Time Awards”) or the achievement of specified performance goals (“Performance Awards”). Time Awards fully vested on the earliest of the fifth anniversary of the grant date, subject to the participant’s continued service through the end of the seventh anniversary of the grant date, or the date of the consummation of a change of control. The Performance Awards contained certain vesting conditions that were triggered upon the earlier of the consummation of a change of control or an IPO.

2012 Equity Incentive Plan

The 2012 Equity Incentive Plan was adopted by the Company’s board of directors in March 2012. The 2012 Equity Incentive Plan provides for grants of stock options, stock appreciation rights, restricted stock and restricted stock units, performance awards and other stock-based awards. The maximum number of shares of Class A common stock available for issuance pursuant to the 2012 Equity Incentive Plan is 35.5 million shares.

In connection with the IPO, vested Time Awards originally issued under the Phantom Equity Plan were converted into Class A common stock, whereas unvested Time Awards and Performance Awards were converted into restricted Class A common stock, which was issued under the 2012 Equity Incentive Plan.

In connection with the IPO and conversion of phantom units, the Company issued 1,381,135 shares of unrestricted Class A common stock related to vested Time Awards and 3,073,118 shares of restricted Class A common stock related to unvested Time Awards.  As the shares of restricted Class A common stock were issued in connection with the conversion of the Time Awards under the Phantom Equity Plan, compensation cost associated with the shares of restricted Class A common stock is equal to the remaining compensation expense previously associated with the Time Awards.  This compensation cost will be recognized prospectively on a straight-line basis, beginning on the date of the IPO and continuing over the remaining vesting period determined in accordance with the original Phantom Equity Plan award agreements.

The Company issued 3,560,223 shares of restricted Class A common stock in connection with the conversion of Performance Awards under the Phantom Equity Plan.  The fair value of restricted Class A common stock was based on the IPO price of $17.00 per share. Prior to the IPO, the occurrence of a qualifying event underlying the Performance Awards had not been considered probable, thus, no compensation cost related to the Performance Awards had been recognized. Upon the IPO and conversion of Performance Awards into restricted Class A common stock, compensation cost was recognized in accordance with ASC 718, Compensation — Stock Compensation, as an “improbable-to-probable” modification. As such, unrecognized compensation costs associated with the converted Performance Awards will be recognized on a straight-line basis over the three-year vesting period of the underlying restricted Class A common stock based on the fair value of such restricted Class A common stock.

Also in connection with the IPO, the Company issued 74,110 restricted stock units to members of the Company’s board of directors, which vest on the earlier of one year from the date of the grant or the next annual stockholder meeting and will be settled in shares of Class A common stock following the termination of the director’s service. Additionally, upon the IPO, the Company issued a total of 231,100 restricted stock units to 2,311 active employees of the Company, with each employee receiving 100 restricted stock units. Subject to recipients’ continued service, such units will cliff vest on the fourth anniversary of the IPO. Subsequent to the IPO, the Company periodically issues restricted stock units to directors and employees.

The following table summarizes equity award activity from the date of the IPO through September 30, 2012:

	Restricted Class A Common Stock	Restricted Stock Units
Conversion of Phantom Units in connection with the IPO:
Time Awards	3,073,118	—
Performance Awards	3,560,223	—
Conversion of Restricted Class A common stock and units to Class A common stock upon vesting	(596,797)	(123)
Issuance of Restricted Stock Units to directors and employees	—	348,851
Forfeitures	(389,482)	(37,958)
Total	5,647,062	310,770

For the nine months ended September 30, 2012 and 2011, share-based compensation expense totaled $26.9 million and $2.2 million, respectively.

12. SHARE-BASED COMPENSATION

Phantom Equity

        Effective June 30, 2009, Vantiv Holding established the Phantom Equity Plan for certain employees. The aggregate number of Units that may be issued under the Phantom Equity Plan is limited to approximately 15.3 million. Awards under the Phantom Equity Plan vest upon either the occurrence of certain events ("Time Awards") or the achievement of specified performance goals ("Performance Awards"). Time Awards fully vest on the earliest of the fifth anniversary of the grant date, subject to the participant's continued service through the end of the seventh anniversary of the grant date, or the date of the consummation of a change of control. The Performance Awards contain certain vesting conditions that are triggered upon the earlier of the consummation of a change of control or an initial public offering. Vantiv Holding has the choice to settle both Time Awards and Performance Awards in either cash or equity units, except in the event of an initial public offering, which requires settlement in equity shares.

        As discussed in Note 9, on September 29, 2010, Vantiv Holding authorized for issuance approximately 15.3 million Class D Units to be used for the settlement of Time Awards and Performance Awards. The authorization of such Units permitted Vantiv Holding to account for share-based payments as equity awards. Prior to the authorization, Time Awards and Performance Awards were accounted for as liability awards, with changes in fair value of Time Awards recognized as compensation cost over the requisite service period. Upon authorization of the Class D Units, Vantiv Holding remeasured the existing awards to fair value, with the adjustment recorded in the year ended December 31, 2010 as compensation cost.

        The table below includes a summary of Time Award and Performance Award transactions during the year ended December 31, 2011:

	Time Awards		Performance Awards
	Shares	Weighted-Average Exercise Price	Shares	Weighted-Average Exercise Price
Outstanding, beginning of period	7,669,121	$6.28	5,389,005	$6.28
Granted	1,156,479	8.84	578,277	8.84
Exercised	—	—	—	—
Forfeited or expired	94,324	6.69	47,164	6.69

Outstanding, end of period	8,731,276	$6.62	5,920,118	$6.62

Exercisable, end of period	—	—	—	—

        There were no exercisable Time Awards or Performance Awards outstanding at December 31, 2011 or 2010.

        ASC 718, Compensation—Stock Compensation, requires compensation cost for the grant-date fair value of share-based payments to be recognized over the requisite service period. Further, the fair value of liability awards is required to be remeasured at the reporting date, with changes in fair value recognized as compensation cost over the requisite service period. Based on the vesting criteria and continued service requirements, compensation cost related to Time Awards is recognized on a straight-line basis over seven years. Compensation cost associated with Time Awards issued under the Phantom Equity Plan was $3.0 million, $2.8 million and $0.6 million, respectively, for the years ended December 31, 2011 and 2010 and the six months ended December 31, 2009. At December 31, 2011, there was approximately $26.8 million of share-based compensation expense related to non-vested Time Awards not yet recognized. The expense is expected to be recognized over a remaining weighted-average period of approximately 5.1 years.

        The value of Performance Awards outstanding at December 31, 2011 and 2010 was approximately $17.1 million and $15.6 million, respectively. However, no compensation cost attributable to Performance Awards has been recognized as the achievement of such performance is not deemed probable.

        The table below presents the number and weighted-average grant-date fair value of non-vested Time Awards at the beginning and end of the year, as well as those granted, vested and forfeited during the years ended December 31, 2011 and 2010 and the six months ended December 31, 2009:

	Year Ended December 31, 2011		Year Ended December 31, 2010		Six Months Ended December 31, 2009
	Number	Fair Value	Number	Fair Value	Number	Fair Value
Non-vested, beginning of period	7,669,121	$3.74	4,170,566	$3.71	—	$—
Granted	1,156,479	3.68	3,997,052	3.78	4,170,566	3.71
Vested	—	—	—	—	—	—
Forfeited	94,324	3.74	498,497	3.66	—	—

Non-vested, end of period	8,731,276	$3.97	7,669,121	$3.74	4,170,566	$3.71

        Upon reclassification of awards from liability awards to equity awards on September 29, 2010, awards were remeasured to a weighted-average fair value of $4.11 per award.

        The value of the Time Awards during the years ended December 31, 2011 and 2010 and the six months ended December 31, 2009 was estimated using the Black-Scholes option pricing model, which incorporates the weighted-average assumptions below (assumptions below also reflect the expected option life at the date of remeasurement during 2010):

	2011	2010	2009
Expected option life at grant (in years)	7.0	7.0	7.0
Expected option life at remeasurement (in years)	—	6.3	6.7
Expected volatility	35.0%	36.0%	37.4%
Expected dividend yield	0.0%	0.0%	0.0%
Risk-free interest rate	2.6%	1.7%	3.3%

        The expected option life represents the requisite service period associated with Time Awards. Due to the lack of Company-specific historical data, the expected volatility is based on the average historical and implied volatility of the Company's peer group. The expected dividend yield reflects the assumption that dividends will not be paid by the Company to holders of Time Awards. The risk-free interest rate is based on the U.S. Treasury strip rate in effect at the time of grant or remeasurement.

        During 2010, 222,884 Time and 111,443 Performance Awards were granted to a non-employee. The grant-date fair value of the Time Awards was $4.12, resulting in total expense of $0.9 million, which was recorded in 2010 earnings. The information presented throughout the above discussion incorporates these awards. No expense has been recorded for the Performance Awards as related performance measures are not deemed probable.

Stock Options, Stock Appreciation Rights and Restricted Stock

        Prior to the Transaction, certain employees of the Predecessor Company participated in stock-based compensation plans of Fifth Third Bancorp. Stock-based awards issued and outstanding under Fifth Third Bancorp plans were forfeited in conjunction with the termination by Fifth Third Bank of employees associated with the Successor Company on January 1, 2010, as discussed below.

        Under Fifth Third Bancorp plans, certain employees were granted Fifth Third Bancorp stock-based awards. These awards primarily included stock options, stock appreciation rights ("SARs") and restricted shares. Stock options, issued at fair market value based on the closing price of Fifth Third Bancorp's common stock on the date of grant, had up to 10-year terms and vested and became fully exercisable ratably over a three or four year period of continued employment. SARs, issued at fair market value based on the closing price of Fifth Third Bancorp's common stock on the date of grant, had up to ten-year terms and vested and became exercisable either ratably or fully over a four year period of continued employment. All SARs outstanding were to be settled with stock. Fifth Third Bancorp did not grant discounted stock options or SARs, re-price previously granted stock options or SARs or grant reload stock options. Restricted share grants vested fully either after four years or ratably after three, four, and five years of continued employment and included dividend and voting rights.

        The Predecessor Company applied the fair value provisions of ASC 718, Compensation—Stock Compensation, in accounting for stock-based compensation plans and recognized compensation expense for the grant-date fair value of stock-based compensation issued over its requisite service period. Compensation expense associated with the stock compensation plan allocated to the Predecessor Company was $1.1 million for the six months ended June 30, 2009 and was included in the allocated expense line in the statement of income. There were no grants of stock options, SARs or restricted shares or options exercised after July 1, 2009.

        Subsequent to the Transaction, the Company entered into an employment arrangement with Fifth Third Bank under which employees associated with the Successor Company remained employees of Fifth Third Bank and were allocated to the Company. This arrangement extended through December 31, 2009, at which point such employees were terminated by Fifth Third Bank and immediately hired by the Company. In connection with the termination of the employees from Fifth Third Bank, all outstanding stock options, SARs and restricted shares were forfeited at that time.

INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES
INCOME TAXES

13. INCOME TAXES

        In accordance with ASC Topic 740, Income Taxes, income taxes are recognized for the amount of taxes payable for the current year and for the impact of deferred tax liabilities and assets, which represent future tax consequences of events that have been recognized differently in the financial statements than for tax purposes. Deferred tax assets and liabilities are established using the enacted statutory tax rates and are adjusted for any changes in such rates in the period of change. During the six months ended June 30, 2009, tax expense and deferred tax assets and liabilities were estimated based on the Company operating as a business unit of Fifth Third Bank. The Successor Company was established as a C Corporation, which is subject to both federal and state taxation at a corporate level. Therefore, tax expense (benefit) and deferred tax assets and liabilities reflect such status.

        The following is a summary of applicable income taxes (in thousands):

	Successor			Predecessor
	Year Ended December 31, 2011	Year Ended December 31, 2010	Six Months Ended December 31, 2009	Six Months Ended June 30, 2009
Current income tax expense:
U.S. income taxes	$(1,462)	$5,364	$6,111	$32,484
State and local income taxes	2,638	2,435	1,662	3,492

Total current tax expense	1,176	7,799	7,773	35,976
Deferred income tax expense (benefit):
U.S. income taxes	30,997	4,261	(7,022)	852
State and local income taxes	136	(13,016)	(942)	63

Total deferred tax expense (benefit)	31,133	(8,755)	(7,964)	915

Applicable income tax expense (benefit)	$32,309	$(956)	$(191)	$36,891

        The deferred income tax benefit for state and local income taxes in 2010 is primarily related to the recording of a deferred income tax benefit for the reduction of the state and local tax rate on future reversal of deferred tax liabilities as a result of the relocation of the Company's headquarters to a lower tax jurisdiction. The deferred income tax benefit for federal taxes in 2009 is primarily related to the purchase of Vantiv Holding and Transactive and the capitalized transaction costs that were derived from the transaction.

        A reconciliation of the U.S. income tax rate and the Company's effective tax rate for all periods is provided below:

	Successor			Predecessor
	Year Ended December 31, 2011	Year Ended December 31, 2010	Six Months Ended December 31, 2009	Six Months Ended June 30, 2009
Federal statutory tax rate	35.0%	35.0%	35.0%	35.0%
Effect of conversion to partnership	—	—	—	(5.2)
State taxes—net of federal benefit	4.1	3.3	6.2	3.2
Change in state and local tax rates	(1.3)	(23.1)	—	—
Non-controlling interest	(11.0)	(16.9)	(48.7)	—
Decrease in partnership basis	—	—	6.2	—
Other—net	0.3	(0.1)	—	—

Effective tax rate	27.1%	(1.8)%	(1.3)%	33.0%

        Deferred income tax assets and liabilities are comprised of the following as of December 31 (in thousands):

	2011	2010
Deferred tax assets
Net operating losses	$34,919	$42,414
Employee benefits	11	491
Other assets	213	382
Partnership basis	—	7,380
Other accruals and reserves	831	1,518

Deferred tax assets	35,974	52,185

Deferred tax liabilities
Property and equipment	(629)	(306)
Goodwill and intangible assets	(27,014)	(25,050)
Partnership basis	(7,136)	—

Deferred tax liability	(34,779)	(25,356)

Deferred tax asset—net	$1,195	$26,829

        As part of the acquisition of NPC, the Company acquired federal and state tax loss carryforwards. As of December 31, 2011, the cumulative federal and state tax loss carryforwards were approximately $100.7 million and $6.2 million, respectively. Federal tax loss carryforwards will expire between 2024 and 2030, and state tax loss carryforwards will expire between 2012 and 2030.

        A provision for state and local income taxes has been recorded on the statements of income for the amounts of such taxes the Company is obligated to pay or amounts refundable to the Company. At December 31, 2011 and 2010, the Company recorded an income tax receivable of approximately $13.8 million and $2.9 million, respectively.

        The Company accounts for uncertainty in income taxes under ASC 740, Income Taxes. As of December 31, 2011 and 2010, the Company had no material uncertain tax positions. If a future liability does arise related to uncertainty in income taxes, the Company has elected an accounting policy to classify interest and penalties, if any, as income tax expense. Accordingly, a loss contingency is recognized when it is probable that a liability has been incurred as of the date of the financial statements and the amount of the loss can be reasonably estimated. Any amount recognized would be subject to estimate and management judgment with respect to the likely outcome of each uncertain tax position. The amount that is ultimately sustained for an individual uncertain tax position or for all uncertain tax positions in the aggregate could differ from the amount recognized.

FAIR VALUE MEASUREMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Company uses the hierarchy prescribed in ASC 820, Fair Value Measurement, based upon the available inputs to the valuation and the degree to which they are observable or not observable in the market. The three levels in the hierarchy are as follows:

•	Level 1 Inputs—Quoted prices (unadjusted) for identical assets or liabilities in active markets that are accessible as of the measurement date.

•
Level 2 Inputs—Inputs other than quoted prices within Level 1 that are observable either directly or indirectly, including but not limited to quoted prices in markets that are not active, quoted prices in active markets for similar assets or liabilities and observable inputs other than quoted prices such as interest rates or yield curves.

•
Level 3 Inputs—Unobservable inputs reflecting the Company’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk.

The following table summarizes assets measured at fair value on a recurring basis as of September 30, 2012 and December 31, 2011(in thousands):

	September 30, 2012			December 31, 2011
	Fair Value Measurements Using
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Liabilities:
Interest rate swaps	$—	$—	$—	$—	$30,094	$—

Interest Rate Swaps

The Company’s interest rate swaps were terminated in conjunction with the March 2012 debt refinancing discussed in Note 3. Prior to the March 2012 debt refinancing, the Company used interest rate swaps to manage interest rate risk. The fair value of interest rate swaps were determined using the market standard methodology of netting the discounted future fixed cash receipts (or payments) and the discounted expected variable cash payments (or receipts). The variable cash payments (or receipts) were based on the expectation of future interest rates (forward curves) derived from observed market interest rate curves. In addition, to comply with the provisions of ASC 820, Fair Value Measurements, credit valuation adjustments, which consider the impact of any credit enhancements to the contracts, were incorporated in the fair values to account for potential nonperformance risk. In adjusting the fair value of its interest rate swaps for the effect of nonperformance risk, the Company considered any applicable credit enhancements such as collateral postings, thresholds, mutual puts, and guarantees.

Although the Company determined that the majority of the inputs used to value its interest rate swaps fell within Level 2 of the fair value hierarchy, the credit valuation adjustments associated with its interest rate swaps utilized Level 3 inputs, such as estimates of current credit spreads to evaluate the likelihood of default by itself and its counterparties. However, as of December 31, 2011, the Company assessed the significance of the impact of the credit valuation adjustments on the overall valuation of its interest rate swaps and determined that the credit valuation adjustment was not significant to the overall valuation of its interest rate swaps. As a result, the Company classified its interest rate swap valuations in Level 2 of the fair value hierarchy. See Note 6 for further discussion of the Company’s interest rate swaps.

The following table summarizes carrying amounts and estimated fair values for assets and liabilities, excluding assets and liabilities measured at fair value on a recurring basis, as of September 30, 2012 and December 31, 2011 (in thousands):

	September 30, 2012		December 31, 2011
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Assets:
Cash and cash equivalents	$380,757	$380,757	$370,549	$370,549
Settlement assets	110,946	110,946	46,840	46,840
Liabilities:
Settlement obligations	248,752	248,752	208,669	208,669
Note payable	1,228,980	1,235,631	1,754,709	1,769,035

Due to the short-term nature of cash and cash equivalents and settlement assets and obligations, the carrying values approximate fair value. Cash and cash equivalents and settlement assets and obligations are classified in Level 1 of the fair value hierarchy. The fair value of the Company’s note payable was estimated based on rates currently available to the Company for bank loans with similar terms and maturities and is classified in Level 2 of the fair value hierarchy.

14. FAIR VALUE MEASUREMENTS

        Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Company uses the hierarchy prescribed in ASC 820, Fair Value Measurement, based upon the available inputs to the valuation and the degree to which they are observable or not observable in the market. The three levels in the hierarchy are as follows:

  •
  Level 1 Inputs—Quoted prices (unadjusted) for identical assets or liabilities in active markets that are accessible as of the measurement date.

  •
  Level 2 Inputs—Inputs other than quoted prices within Level 1 that are observable either directly or indirectly, including but not limited to quoted prices in markets that are not active, quoted prices in active markets for similar assets or liabilities and observable inputs other than quoted prices such as interest rates or yield curves.

  •
  Level 3 Inputs—Unobservable inputs reflecting the Company's own assumptions about the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk.

        The following table summarizes assets measured at fair value on a recurring basis at December 31, 2011 and 2010 (in thousands):

	2011			2010
	Fair Value Measurements Using
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Assets:
Free-standing put rights	$—	$—	$—	$—	$—	$800
Liabilities:
Interest rate swaps	—	$30,094	—	—	—	—

Interest Rate Swaps

        The Company uses interest rate swaps to manage interest rate risk. The fair value of interest rate swaps are determined using the market standard methodology of netting the discounted future fixed cash receipts (or payments) and the discounted expected variable cash payments (or receipts). The variable cash payments (or receipts) are based on the expectation of future interest rates (forward curves) derived from observed market interest rate curves. In addition, to comply with the provisions of ASC 820, Fair Value Measurements, credit valuation adjustments, which consider the impact of any credit enhancements to the contracts, are incorporated in the fair values to account for potential nonperformance risk. In adjusting the fair value of its interest rate swaps for the effect of nonperformance risk, the Company has considered any applicable credit enhancements such as collateral postings, thresholds, mutual puts, and guarantees.

        Although the Company has determined that the majority of the inputs used to value its interest rate swaps fall within Level 2 of the fair value hierarchy, the credit valuation adjustments associated with its interest rate swaps utilize Level 3 inputs, such as estimates of current credit spreads to evaluate the likelihood of default by itself and its counterparties. However, as of December 31, 2011, the Company has assessed the significance of the impact of the credit valuation adjustments on the overall valuation of its interest rate swaps and has determined that the credit valuation adjustment is not significant to the overall valuation of its interest rate swaps. As a result, the Company classifies its interest rate swap valuations in Level 2 of the fair value hierarchy. See Note 8 for further discussion of the Company's interest rate swaps.

Free-standing Derivative

        In connection with the Transaction, Vantiv, Inc. received put rights, exercisable by Vantiv, Inc., or Vantiv, Inc.'s stockholders at its option, under certain circumstances, as discussed in Note 7. The Company values the put rights by applying Black-Scholes option valuation models using probability weighted scenarios. As the put rights are valued based upon models with significant unobservable market parameters, they are classified within Level 3 of the fair value hierarchy. As discussed in Note 8, the value of the put rights as of December 31, 2011 was zero. The table below summarizes the assumptions used in the Black-Scholes option valuation model as of December 31, 2010:

December 31, 2010
Expected term (in years)	0.5 - 3.0
Expected volatility	25.6 - 44.6%
Risk free rate	0.23 - 1.05%
Expected dividend rate	0%

        The following table is a reconciliation of assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) (in thousands):

	Year Ended December 31, 2011	Year Ended December 31, 2010	Six Months Ended December 31, 2009
Beginning balance	$800	$5,100	$14,200
Losses included in earnings	(800)	(4,300)	(9,100)

Ending balance	$—	$800	$5,100

        The following table summarizes carrying amounts and estimated fair values for assets and liabilities, excluding assets and liabilities measured at fair value on a recurring basis, as of December 31, 2011 and 2010 (in thousands):

	2011		2010
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Assets:
Cash and cash equivalents	$370,549	$370,549	$236,512	$236,512
Settlement assets	46,840	46,840	29,044	29,044
Liabilities:
Settlement obligations	208,669	208,669	229,131	229,131
Note payable	1,754,709	1,769,035	1,756,278	1,799,938

        Due to the short-term nature of cash and cash equivalents and settlement assets and obligations, the carrying values approximate fair value. The fair value of notes payable was estimated based on rates currently available to the Company for bank loans with similar terms and maturities.

ACCUMULATED OTHER COMPREHENSIVE LOSS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
ACCUMULATED OTHER COMPREHENSIVE LOSS
ACCUMULATED OTHER COMPREHENSIVE LOSS
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

The activity of the components of accumulated other comprehensive income (loss) related to cash flow hedging activities was as follows for the nine months ended September 30, 2012 and 2011 (in thousands):

	Nine Months Ended September 30,
	2012	2011
Pretax activity	$29,424	$(29,488)
Tax effect	(5,495)	8,375
Net activity	23,929	(21,113)
Other comprehensive income (loss) attributable to non-controlling interests	14,415	(14,469)
Other comprehensive income (loss) attributable to Vantiv, Inc.	$9,514	$(6,644)

15. ACCUMULATED OTHER COMPREHENSIVE LOSS

        The activity of the components of accumulated other comprehensive loss was as follows for the year ended December 31, 2011 (in thousands):

				Accumulated Other Comprehensive Loss Attributable To:
	Pretax Activity	Tax Effect	Net Activity	Non-Controlling Interests	Vantiv, Inc.
Unrealized loss on hedging activities	$(29,424)	$5,495	$(23,929)	$(14,415)	$(9,514)

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

16. RELATED PARTY TRANSACTIONS

        The Company provides services directly to Fifth Third Bank. As of December 31, 2011 and 2010, receivables related to these related party transactions were approximately $4.4 million and $2.9 million, respectively.

        As discussed in Note 7, the Company had certain debt arrangements outstanding and available from Fifth Third Bank. For the years ended December 31, 2011 and 2010 and the six months ended December 31, 2009 and June 30, 2009, interest expense associated with these arrangements was $18.4 million, $101.6 million, $59.7 million and $9.8 million, respectively, and commitment fees were $0.3 million $0.6 million, $0.3 million and $25,000, respectively.

        As discussed in Note 2, the Company holds certain cash and cash equivalents on deposit at Fifth Third Bank. At December 31, 2011 and 2010, approximately $288.4 million and $179.7 million, respectively, was held on deposit at Fifth Third Bank. Interest income on such amounts during years ended December 31, 2011 and 2010 and the six months ended December 31, 2009 and June 30, 2009 was approximately $0.7 million, $1.0 million, $0.7 million and $0.1 million, respectively.

        Certain related party transactions were unique to the Company as the Successor Company and as the Predecessor Company. Such transactions associated with the Company as the Successor and the Predecessor are as follows:

Successor Transactions

        As discussed in Note 1, Fifth Third Bank is a member of the Visa, MasterCard and other payment network associations. Fifth Third Bank is the Company's primary sponsor into the respective card associations. Fifth Third Bank also provides access to certain cash and treasury management services to the Company. For the years ended December 31, 2011 and 2010 and the six months ended December 31, 2009, the Company paid Fifth Third Bank approximately $1.2 million, $1.3 million and $0.5 million, respectively, for these services.

        In conjunction with the Transaction, the Company entered into a transition services agreement ("TSA") with Fifth Third Bank. Under the TSA, Fifth Third Bank provided services that were required to support the Company as a stand-alone entity during the period following the Transaction. These services involved IT services, back-office support, employee related services, product development, risk management, legal, accounting and general business resources. The TSA terminated on October 31, 2011. Subsequent to such date, the Company continues to receive certain non-material services from Fifth Third Bank. Services provided by Fifth Third Bank under the TSA included the following:

  •
  IT Services.  Fifth Third Bank provided information technology services to the Company, including information security services, network/provisioning services, end-user services, operating systems management, telecom services, and command center operations. In addition, Fifth Third Bank provided the Company with comparable access to, and usage of, Fifth Third Bank's hardware and software assets located in Bank's data centers. Furthermore, Fifth Third Bank provided the Company access and support services related to the Company's online interactive system for reporting, reconciliation, interfacing and exception processing. The Company's costs for these services for the years ended December 31, 2011 and 2010 and the six months ended December 31, 2009 were $19.2 million, $43.5 million and $22.8 million, respectively.

  •
  Back-Office Support Services.  Fifth Third Bank provided various back-office support services to the Company, which included a dedicated inbound call center for customer inquiries, card production support and mail/postage services. The Company's costs for these services for the years ended December 31, 2011 and 2010 and the six months ended December 31, 2009 were $3.5 million, $6.9 million and $3.1 million, respectively.
  •
  Employee Related Services.  For the six months ended December 31, 2009, Fifth Third Bank provided employee related services to the Company, which included benefits administration services, compensation management services, incentive compensation administration and training, learning and development services for Company personnel. Furthermore, included within these services was an employment arrangement under which employees associated with the electronic payment processing business remained employees of Fifth Third Bank and were allocated back to the Company. This arrangement extended through December 31, 2009, at which point such employees were terminated by Fifth Third Bank and immediately hired by the Company, as explained in Note 12. The Company's costs for these services for the six months ended December 31, 2009 were $50.7 million.

  •
  Other Services.  Fifth Third Bank provided various other services to the Company such as tax, accounting and internal audit services. The Company's costs for these services for the years ended December 31, 2011 and 2010 and the six months ended December 31, 2009 were approximately $0.5 million, $0.9 million and $0.3 million, respectively. Additionally, on July 1, 2009, the Company entered into five-year master lease and sublease agreements with Fifth Third Bank for office space and/or data center locations. Related party rent expense was approximately $6.8 million, $6.5 million and $3.2 million, respectively, for the years ended December 31, 2011 and 2010 and the six months ended December 31, 2009. As discussed in Note 7, the Company relocated its corporate headquarters facility during the year ended December 31, 2011. Accordingly, the Company's lease arrangements with Fifth Third Bank subsequent to December 31, 2011 relate primarily to data center locations.

        As of December 31, 2011 and 2010, the amount due for services provided by Fifth Third Bank under the TSA was approximately $1.6 million and $9.0 million, respectively.

        In connection with the Transaction, the Company entered into a management agreement with Advent for management services including consulting and business development services related to sales and marketing activities, acquisition strategies, financial and treasury requirements and strategic planning. The Company was required to pay Advent $0.5 million the first year and $1.0 million annually thereafter. The fee is payable in full the beginning of each year and is not subject to proration if the contract is terminated prior to years end. The Company paid Advent $1.0 million during the years ended December 31, 2011 and 2010 and $0.5 million during the six months ended December 31, 2009.

        In connection with the Transaction, the Company loaned $1.5 million to the CEO to contribute to JPDN in order for JPDN to make its investment in Vantiv Holding, as discussed in Note 1. During the six months ended December 31, 2009, this loan was forgiven pursuant to an employment agreement upon completion of certain milestones relating to the separation of the Company from Fifth Third Bank, resulting in an income tax liability of approximately $1.4 million to the CEO, which was paid by the Company. The amount of the loan and related taxes were included in general and administrative expenses during the period.

Predecessor Transactions

        Prior to the Transaction, Fifth Third Bank performed a number of functions on a centralized basis, including information technology, operational, administrative and interest rate management. The costs associated with these functions were allocated to the Predecessor Company based on the following and were included in the allocated expense line in the accompanying statement of income for the six months ended June 30, 2009:

  •
  Shared Services Allocations.  Fifth Third Bank provided administrative support, including costs for administrative and support staff and certain corporate overhead. Certain of these administrative support expenses were directly attributable to the activities of the Predecessor Company and were, therefore, fully allocated to the Predecessor Company. Other administrative expenses that were not solely attributable to the Predecessor Company were allocated based upon the primary cost driver deemed most appropriate for the type of expense allocated. The cost driver is typically the number of full-time equivalent ("FTE") employees. Costs allocated to the Predecessor Company related to these services totaled $13.3 million for the six months ended June 30, 2009.

  •
  IT Allocations.  Fifth Third Bank provided IT support, processing services and technology solutions. IT costs were typically allocated to the Predecessor Company based on CPU usage and the number of FTE employees. Costs allocated to the Predecessor Company related to these services totaled $32.9 million for the six months ended June 30, 2009.

  •
  Centralized Operations Allocations.  Fifth Third Bank provided centralized operations including cash deposits and orders and customer service support. Such costs were allocated to the Predecessor Company based upon the underlying cost driver deemed most appropriate for the type of expense allocated. Costs allocated to the Predecessor Company related to these services totaled $6.8 million for the six months ended June 30, 2009.

  •
  Funds Transfer Pricing.  Fifth Third Bank managed interest rate risk centrally at the corporate level by employing a funds transfer pricing ("FTP") methodology. The FTP methodology assigned charge rates and credit rates to classes of assets and liabilities, respectively. The primary driver of FTP for the Predecessor Company related to the net funding position attributable to the funding of receivables. These allocations were included in the non-operating expense line in the statements of income. Costs allocated to the Predecessor Company related to these services totaled $0.1 million for the six months ended June 30, 2009.

SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2011
SUPPLEMENTAL CASH FLOW INFORMATION
SUPPLEMENTAL CASH FLOW INFORMATION

17. SUPPLEMENTAL CASH FLOW INFORMATION

        Supplemental cash flow information and non-cash transactions for the years ended December 31, 2011 and 2010 and the six months ended December 31, 2009 and June 30, 2009 is summarized as follows (in thousands):

	Successor			Predecessor
	Year Ended December 31, 2011	Year Ended December 31, 2010	Six Months Ended December 31, 2009	Six Months Ended June 30, 2009
CASH PAYMENTS:
Interest (including funds transfer pricing)	$106,459	$101,137	$59,484	$10,327
Taxes (considered remitted to Fifth Third Bank in the period record)	—	—	—	36,891
Taxes	12,127	7,745	10,716	—
NONCASH ITEMS:
Assets acquired under capital lease obligations	$19,711	$—	$—	$—
Assets acquired under debt obligations	19,302	—	—	—
Transfers in of fixed assets, net	1,254	$146	$2,646	$8,659
Assumptions of debt and interest payable from Fifth Third Bank	—	—	—	1,250,976
Liabilities transferred from Fifth Third Bank	—	—	—	9,774
Receivables transferred to Fifth Third Bank	—	—	—	68,817
Deferred tax assets transferred to Fifth Third Bank	—	—	—	2,581

SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS
SUBSEQUENT EVENT

On October 26, 2012, the Company entered into a definitive agreement to acquire Litle & Co., LLC (“Litle & Co.”) for approximately $361 million in cash, pending regulatory approvals and customary closing conditions. Litle & Co. is a leading independent eCommerce payment processor, providing a fully-integrated payments solution for companies that sell goods and services to consumers over the internet and through direct response marketing.

The acquisition of Litle & Co. significantly increases the Company's capabilities in eCommerce, expands its customer base of online merchants, and enables the delivery of Litle and Co.'s innovative, best-in-class eCommerce solutions to the Company's merchant and financial institution clients.

This acquisition is expected to close in the fourth quarter of 2012 and will be recorded as a business combination under ASC 805, Business Combinations. The Company will fund this acquisition with cash on hand and funds available under its existing revolving credit facility.

18. SUBSEQUENT EVENTS The Company has evaluated subsequent events through February 21, 2012, the date the financial statements were issued.

SEGMENT INFORMATION	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
SEGMENT INFORMATION
SEGMENT INFORMATION
SEGMENT INFORMATION

Segment operating results are presented below (in thousands). The results reflect revenues and expenses directly related to each segment. The Company does not evaluate performance or allocate resources based on segment asset data, and therefore such information is not presented.

Segment profit reflects total revenue less network fees and other costs and sales and marketing costs of the segment. The Company’s CODM evaluates this metric in analyzing the results of operations for each segment.

	Three Months Ended September 30, 2012
	Merchant Services	Financial Institution Services	General Corporate/Other	Total
Total revenue	$354,120	$112,616	$—	$466,736
Network fees and other costs	177,084	31,155	—	208,239
Sales and marketing	63,046	6,267	—	69,313
Segment profit	$113,990	$75,194	$—	$189,184

	Three Months Ended September 30, 2011
	Merchant Services	Financial Institution Services	General Corporate/Other	Total
Total revenue	$299,318	$110,046	$—	$409,364
Network fees and other costs	158,315	34,151	—	192,466
Sales and marketing	50,748	5,400	347	56,495
Segment profit	$90,255	$70,495	$(347)	$160,403

	Nine Months Ended September 30, 2012
	Merchant Services	Financial Institution Services	General Corporate/Other	Total
Total revenue	$1,028,926	$340,221	$—	$1,369,147
Network fees and other costs	517,499	100,192	—	617,691
Sales and marketing	193,394	19,208	—	212,602
Segment profit	$318,033	$220,821	$—	$538,854

	Nine Months Ended September 30, 2011
	Merchant Services	Financial Institution Services	General Corporate/Other	Total
Total revenue	$853,739	$329,635	$—	$1,183,374
Network fees and other costs	456,799	103,577	—	560,376
Sales and marketing	152,263	18,711	1,310	172,284
Segment profit	$244,677	$207,347	$(1,310)	$450,714

 A reconciliation of total segment profit to the Company’s income before applicable income taxes is as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
Total segment profit	$189,184	$160,403	$538,854	$450,714
Less: Other operating costs	(40,376)	(35,028)	(119,802)	(107,748)
Less: General and administrative	(28,600)	(18,896)	(86,387)	(68,503)
Less: Depreciation and amortization	(40,618)	(40,066)	(119,181)	(115,767)
Less: Interest expense—net	(10,056)	(26,198)	(44,675)	(85,771)
Less: Non-operating expenses	—	—	(92,672)	(13,799)
Income before applicable income taxes	$69,534	$40,215	$76,137	$59,126

19. SEGMENT INFORMATION

        Segment operating results are presented below (in thousands). The results reflect revenues and expenses directly related to each segment. The Company does not evaluate performance or allocate resources based on segment asset data, and therefore such information is not presented.

        Segment profit reflects total revenue less network fees and other costs and sales and marketing costs of the segment. The Company's CODM evaluates this metric in analyzing the results of operations for each segment.

Successor
	Year Ended December 31, 2011
	Merchant Services	Financial Institution Services	General Corporate/Other	Total
Total revenue	$1,185,253	$437,168	$—	$1,622,421
Network fees and other costs	620,852	135,883	—	756,735
Sales and marketing	211,062	24,046	1,809	236,917

Segment profit	$353,339	$277,239	$(1,809)	$628,769

	Year Ended December 31, 2010
	Merchant Services	Financial Institution Services	General Corporate/Other	Total
Total revenue	$756,930	$405,202	$—	$1,162,132
Network fees and other costs	476,932	119,063	—	595,995
Sales and marketing	73,441	22,964	2,013	98,418

Segment profit	$206,557	$263,175	$(2,013)	$467,719

	Six Months Ended December 31, 2009
	Merchant Services	Financial Institution Services	General Corporate/Other	Total
Total revenue	$320,355	$185,647	$—	$506,002
Network fees and other costs	207,008	47,917	—	254,925
Sales and marketing	24,410	8,076	—	32,486

Segment profit	$88,937	$129,654	$—	$218,591

Predecessor
	Six Months Ended June 30, 2009
	Merchant Services	Financial Institution Services	General Corporate/Other	Total
Total revenue	$264,224	$180,500	$—	$444,724
Network fees and other costs	171,570	50,110	—	221,680
Sales and marketing	26,497	11,064	—	37,561

Segment profit	$66,157	$119,326	$—	$185,483

        A reconciliation of total segment profit to the Company's income before applicable income taxes is as follows (in thousands):

	Successor			Predecessor
	Year Ended December 31, 2011	Year Ended December 31, 2010	Six Months Ended December 31, 2009	Six Months Ended June 30, 2009
Total segment profit	$628,769	$467,719	$218,591	$185,483
Less: Other operating costs	(143,420)	(124,383)	(48,275)	—
Less: General and administrative	(86,870)	(58,091)	(38,058)	(8,468)
Less: Depreciation and amortization	(155,326)	(110,964)	(49,885)	(2,356)
Less: Allocated expenses	—	—	—	(52,980)
Less: Interest expense—net	(111,535)	(116,020)	(58,877)	(9,780)
Less: Non-operating expenses	(14,499)	(4,300)	(9,100)	(127)

Income before applicable income taxes	$117,119	$53,961	$14,396	$111,772

OTHER INFORMATION	12 Months Ended
Dec. 31, 2011
OTHER INFORMATION
OTHER INFORMATION

20. OTHER INFORMATION

        On March 21, 2012, Vantiv, Inc. completed the initial public offering ("IPO") of its Class A common stock. Immediately prior to the consummation of the IPO, the Company executed several reorganization transactions including the following:

  •
  Reclassification of Vantiv, Inc.'s existing common stock into shares of Class A common stock and a 175.76 for 1 stock split of the Class A common stock;

  •
  Amendment and restatement of the Vantiv Holding Limited Liability Company Agreement and a 1.7576 for 1 split of the Class A units and Class B units of Vantiv Holding;

  •
  Execution of an exchange agreement (the "Exchange Agreement") among the Company and Fifth Third Bank, a subsidiary of Fifth Third Bancorp, and FTPS Partners, LLC, a wholly-owned subsidiary of Fifth Third Bank, collectively referred to as "Fifth Third," to provide for a 1 to 1 ratio between the units of Vantiv Holding and the common stock of Vantiv, Inc., and the exchange of Class B units and Class C non-voting units of Vantiv Holding for Class A common stock of Vantiv, Inc. on a one-for-one basis, or, at Vantiv, Inc.'s option, for cash.

        These reorganization transactions have been retrospectively reflected within these consolidated financial statements and related footnotes.

SUMMARY OF SIGNIFICANT ACCOUNTING AND REPORTING POLICIES (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING AND REPORTING POLICIES
Revenue Recognition
Revenue Recognition

The Company has contractual agreements with its clients that set forth the general terms and conditions of the relationship including line item pricing, payment terms and contract duration. Revenues are recognized as earned (i.e., for transaction based fees, when the underlying transaction is processed) in conjunction with ASC 605, Revenue Recognition. ASC 605, Revenue Recognition, establishes guidance as to when revenue is realized or realizable and earned by using the following criteria: (1) persuasive evidence of an arrangement exists; (2) delivery has occurred or services have been rendered; (3)the seller’s price is fixed or determinable; and (4) collectibility is reasonably assured.

The Company follows guidance provided in ASC 605-45, Principal Agent Considerations. ASC 605-45, Principal Agent Considerations, states that whether a company should recognize revenue based on the gross amount billed to a customer or the net amount retained is a matter of judgment that depends on the facts and circumstances of the arrangement and that certain factors should be considered in the evaluation. The Company recognizes processing revenues net of interchange fees, which are assessed to the Company’s merchant customers on all processed transactions. Interchange rates are not controlled by the Company, which effectively acts as a clearing house collecting and remitting interchange fee settlement on behalf of issuing banks, debit networks, credit card associations and its processing customers. All other revenue is reported on a gross basis, as the Company contracts directly with the end customer, assumes the risk of loss and has pricing flexibility.

The Company generates revenue primarily by processing electronic payment transactions. Set forth below is a description of the Company’s revenue by segment.

Merchant Services

The Company’s Merchant Services segment revenue is primarily derived from processing credit and debit card transactions. Merchant Services revenue is primarily comprised of fees charged to businesses, net of interchange fees, for payment processing services, including authorization, capture, clearing, settlement and information reporting of electronic transactions. The fees charged consist of either a percentage of the dollar volume of the transaction or a fixed fee, or both, and are recognized at the time of the transaction. Merchant Services revenue also includes a number of revenue items that are incurred by the Company and are reimbursable as the costs are passed through to and paid by the Company’s clients. These items primarily consist of Visa, MasterCard and other payment network fees. In addition, for sales through ISOs and certain other referral sources in which the Company is the primary party to the contract with the merchant, the Company records the full amount of the fees collected from the merchant as revenue. Merchant Services segment revenue also includes revenue from ancillary services such as fraud management, equipment sales and terminal rent. Merchant Services revenue is recognized as services are performed.

Financial Institution Services

The Company’s Financial Institution Services segment revenues are primarily derived from debit, credit and ATM card transaction processing, ATM driving and support, and PIN debit processing services. Financial Institution Services revenue associated with processing transactions includes per transaction and account related fees, card production fees and fees generated from the Company’s Jeanie network. Financial Institution Services revenue related to card transaction processing is recognized when consumers use their client-issued cards to make purchases. Financial Institution Services revenue related to ATM driving and support is recognized in accordance with contractual agreements with the Company’s clients.

In addition to the services discussed above, Financial Institution Services generates revenue through other services, including statement production, collections and inbound/outbound call centers for credit transactions and other services such as credit card portfolio analytics, program strategy and support, fraud and security management and chargeback and dispute services. Related revenues are recognized as services are performed.

Financial Institution Services provides certain services to Fifth Third Bank. Revenues related to these services are included in the accompanying statements of income as related party revenues.

Revenue Recognition

        The Company has contractual agreements with its clients that set forth the general terms and conditions of the relationship including line item pricing, payment terms and contract duration. Revenues are recognized as earned (i.e., for transaction based fees, when the underlying transaction is processed) in conjunction with ASC 605, Revenue Recognition. ASC 605, Revenue Recognition, establishes guidance as to when revenue is realized or realizable and earned by using the following criteria: (1) persuasive evidence of an arrangement exists; (2) delivery has occurred or services have been rendered; (3) the seller's price is fixed or determinable; and (4) collectibility is reasonably assured.

        The Company follows guidance provided in ASC 605-45, Principal Agent Considerations. ASC 605-45 states that whether a company should recognize revenue based on the gross amount billed to a customer or the net amount retained is a matter of judgment that depends on the facts and circumstances of the arrangement and that certain factors should be considered in the evaluation. The Company recognizes processing revenues net of interchange fees, which are assessed to the Company's merchant customers on all processed transactions. Interchange rates are not controlled by the Company, which effectively acts as a clearing house collecting and remitting interchange fee settlement on behalf of issuing banks, debit networks, credit card associations and its processing customers. All other revenue is reported on a gross basis, as the Company contracts directly with the end customer, assumes the risk of loss and has pricing flexibility.

        The Company generates revenue primarily by processing electronic payment transactions. Set forth below is a description of the Company's revenue by segment.

Merchant Services

        The Company's Merchant Services segment revenue is primarily derived from processing credit and debit card transactions. Merchant Services revenue is primarily comprised of fees charged to businesses, net of interchange fees, for payment processing services, including authorization, capture, clearing, settlement and information reporting of electronic transactions. The fees charged consist of either a percentage of the dollar volume of the transaction or a fixed fee, or both, and are recognized at the time of the transaction. Merchant Services revenue also includes a number of revenue items that are incurred by the Company and are reimbursable as the costs are passed through to and paid by the Company's clients. These items primarily consist of Visa, MasterCard and other payment network fees. In addition, for sales through ISOs and certain other referral sources in which the Company is the primary party to the contract with the merchant, the Company records the full amount of the fees collected from the merchant as revenue. Merchant Services segment revenue also includes revenue from ancillary services such as fraud management, equipment sales and terminal rent. Merchant Services revenue is recognized as services are performed.

        Included within Merchant Services revenue are fees received by the Company for merchant processing services provided on an outsourced basis for certain customers of Fifth Third Bank. In some cases such fees are collected by Fifth Third Bank from the end merchant and remitted to the Company. Revenues associated with such transactions were approximately $99.5 million, $84.3 million, $38.5 million and $40.0 million during the years ended December 31, 2011 and 2010 and the six months ended December 31, 2009 and June 30, 2009, respectively.

Financial Institution Services

        The Company's Financial Institution Services segment revenues are primarily derived from debit, credit and ATM card transaction processing, ATM driving and support, and PIN debit processing services. Financial Institution Services revenue associated with processing transactions includes per transaction and account related fees, card production fees and fees generated from the Company's Jeanie network. Financial Institution Services revenue related to card transaction processing is recognized when consumers use their client-issued cards to make purchases. Financial Institution Services revenue related to ATM driving and support is recognized in accordance with contractual agreements with the Company's clients.

        In addition to the services discussed above, Financial Institution Services generates revenue through other services, including statement production, collections and inbound/outbound call centers for credit transactions and other services such as credit card portfolio analytics, program strategy and support, fraud and security management and chargeback and dispute services. Related revenues are recognized as services are performed.

        Financial Institution Services provides certain services to Fifth Third Bank. Revenues related to these services are included in the accompanying statements of income as related party revenues.

Expenses
Expenses

Set forth below is a brief description of the components of the Company’s expenses:

•
Network fees and other costs consists of certain expenses incurred by the Company in connection with providing processing services to its clients, including Visa and MasterCard network association fees, payment network fees, card production costs, telecommunication charges, postage and other third party processing expenses.

•
Sales and marketing expense primarily consists of salaries and benefits paid to sales personnel, sales management and other sales and marketing personnel, advertising and promotional costs and residual payments made to ISOs and other third party resellers.

•
Other operating costs primarily consist of salaries and benefits paid to operational and IT personnel, costs associated with operating the Company’s technology platform and data centers, information technology costs for processing transactions, product development costs, software consulting fees and maintenance costs.

•
General and administrative expenses primarily consist of salaries and benefits paid to executive management and administrative employees, including finance, human resources, product development, legal and risk management, share-based compensation costs, equipment and occupancy costs and consulting costs.

•
Non-operating expenses consist of charges related to the refinancing of the Company’s senior secured credit facilities (see Note 3) and the early termination of the Company’s interest rate swaps (see Note 6) in connection with the March 2012 debt refinancing, and a one-time activity fee of $6.0 million assessed by MasterCard as a result of the IPO.

Expenses

        Set forth below is a brief description of the components of the Company's expenses:

  •
  Network fees and other costs consists of certain expenses incurred by the Company in connection with providing processing services to its clients, including Visa and MasterCard network association fees, payment network fees, card production costs, telecommunication charges, postage and other third party processing expenses.

  •
  Sales and marketing expense primarily consists of salaries and benefits paid to sales personnel, sales management and other sales and marketing personnel, advertising and promotional costs and residual payments made to ISOs and other third party resellers.

  •
  Other operating costs primarily consist of salaries and benefits paid to operational and IT personnel, costs associated with operating the Company's technology platform and data centers, information technology costs for processing transactions, product development costs, software consulting fees and maintenance costs.

  •
  General and administrative expenses primarily consist of salaries and benefits paid to executive management and administrative employees, including finance, human resources, product development, legal and risk management, share-based compensation costs, equipment and occupancy costs and consulting costs.

Share-Based compensation
Share-Based Compensation

The Company expenses employee share-based payments under ASC 718, Compensation—Stock Compensation, which requires compensation cost for the grant-date fair value of share-based payments to be recognized over the requisite service period. The Company estimates the grant date fair value of the share-based awards issued in the form of options using the Black-Scholes option pricing model. The fair value of restricted stock awards is measured based on the market price of the Company’s stock on the grant date.

Share-Based Compensation

        The Company expenses employee share-based payments under ASC 718, Compensation—Stock Compensation, which requires compensation cost for the grant-date fair value of share-based payments to be recognized over the requisite service period. Further, the fair value of liability awards is required to be remeasured at the reporting date, with changes in fair value recognized as compensation cost over the requisite service period. The Company estimates the grant date fair value of the share-based awards issued using the Black-Scholes option pricing model.

Earning Per Share

Earnings Per Share

        Basic earnings per share is computed by dividing net income attributable to Vantiv, Inc. by the weighted average shares outstanding during the period. Diluted earnings per share is computed by dividing net income attributable to Vantiv, Inc. by the weighted-average shares outstanding during the period and the impact of securities that would have a dilutive effect on earnings per share. Vantiv, Inc. has no securities that would have a dilutive effect on earnings per share. Share-based awards issued by and settled in units of Vantiv Holding have an anti-dilutive effect on earnings per share and have therefore been excluded from the calculation of the Company's diluted earnings per share. As such, on a consolidated basis, there are no securities that have a dilutive effect on earnings per share and, therefore, basic and diluted earnings per share are equal for each period presented.

Income taxes
Income Taxes

Vantiv, Inc. is taxed as a C corporation for U.S. income tax purposes and is therefore subject to both federal and state taxation at a corporate level.

Income taxes are computed in accordance with ASC 740, Income Taxes, and reflect the net tax effects of temporary differences between the financial reporting carrying amounts of assets and liabilities and the corresponding income tax amounts. The Company has deferred tax assets and liabilities and maintains valuation allowances where it is more likely than not that all or a portion of deferred tax assets will not be realized. To the extent the Company determines that it will not realize the benefit of some or all of its deferred tax assets, such deferred tax assets will be adjusted through the Company’s provision for income taxes in the period in which this determination is made. As of September 30, 2012 and December 31, 2011, the Company had recorded no valuation allowances against deferred tax assets.

The Company’s consolidated interim effective tax rate is based upon expected annual income from operations, statutory tax rates and tax laws in the various jurisdictions in which the Company operates. Significant or unusual items, including adjustments to accruals for tax uncertainties, are recognized in the quarter in which the related event occurs.

The Company’s effective tax rates were 30.1% and 28.7% and 30.0% and 23.8%, respectively, for the three months ended and the nine months ended September 30, 2012 and 2011. The effective rate for each period reflects the impact of the Company’s non-controlling interests. The Company’s TRAs had no impact on its effective tax rate.  The effective rate during the nine months ended September 30, 2011 reflects a $2.5 million benefit recognized as a result of a change in state income tax law.

Income Taxes

        Vantiv, Inc. is taxed as a C corporation for U.S. income tax purposes and is therefore subject to both federal and state taxation at a corporate level.

        Income taxes are computed in accordance with ASC 740, Income Taxes, and reflect the net tax effects of temporary differences between the financial reporting carrying amounts of assets and liabilities and the corresponding income tax amounts. The Company has deferred tax assets and liabilities and maintains valuation allowances where it is more likely than not that all or a portion of deferred tax assets will not be realized. To the extent the Company determines that it will not realize the benefit of some or all of its deferred tax assets, such deferred tax assets will be adjusted through the Company's provision for income taxes in the period in which this determination is made. As of December 31, 2011 and 2010, the Company had recorded no valuation allowances against deferred tax assets.

        Prior to June 30, 2009, the operations of the Predecessor Company were included in Fifth Third Bancorp's consolidated federal income tax return and the state income tax returns of certain subsidiaries of Fifth Third Bancorp. For the purpose of the Predecessor financial statements, federal and state income taxes have been determined on a separate basis as if the Predecessor Company was a separate, stand-alone taxable entity for the period prior to June 30, 2009.

        See Note 13 for further discussion of income taxes.

Cash and Cash Equivalents
Cash and Cash Equivalents

Investments with original maturities of three months or less (that are readily convertible to cash) are considered to be cash equivalents and are stated at cost, which approximates fair value. Cash equivalents consist primarily of overnight EuroDollar investments. Such investments are maintained at reputable financial institutions with high credit quality and therefore are considered to bear minimal credit risk.

Cash and Cash Equivalents

        For the period prior to June 1, 2009, Fifth Third Bank used a centralized approach to cash management. Cash receipts and payments of trade payables and other disbursements were processed through a centralized cash management system by Fifth Third Bank. All cash derived from or required for the Predecessor Company's operations was applied to or against Fifth Third Bank's consolidated cash balances.

        Investments with original maturities of three months or less (that are readily convertible to cash) are considered to be cash equivalents and are stated at cost, which approximates fair value. Cash equivalents consist primarily of overnight EuroDollar investments. Such investments are maintained at reputable financial institutions with high credit quality and therefore are considered to bear minimal credit risk.

Accounts Receivable-net
Accounts Receivable—net

Accounts receivable primarily represent processing revenues earned but not collected. For a majority of its customers, the Company has the authority to debit the client’s bank accounts through the Federal Reserve’s Automated Clearing House; as such, collectibility is reasonably assured. The Company records a reserve for doubtful accounts when it is probable that the accounts receivable will not be collected. The Company reviews historical loss experience and the financial position of its customers when estimating the allowance. As of September 30, 2012, the allowance for doubtful accounts was not material to the Company’s statement of financial position.

Accounts Receivable—net

        Accounts receivable primarily represent processing revenues earned but not collected. For a majority of its customers, the Company has the authority to debit the client's bank accounts through the Federal Reserve's Automated Clearing House; as such, collectibility is reasonably assured. The Company records a reserve for doubtful accounts when it is probable that the accounts receivable will not be collected. The Company reviews historical loss experience and the financial position of its customers when estimating the allowance. As of December 31, 2011 and 2010, the allowance for doubtful accounts was not material to the Company's statements of financial position.

        In addition to the reserve for doubtful accounts, the Company also maintains a reserve for refunds expected to be provided to customers. The reserve related to refunds was $3.2 million and $3.3 million as of December 31, 2011 and 2010, respectively, and is recorded within the accounts receivable reserve.

Customer Incentives
Customer Incentives

Customer incentives represent signing bonuses paid to customers. Customer incentives are paid in connection with the acquisition or renewal of customer contracts, and are therefore deferred and amortized using the straight-line method based on the contractual agreement. Related amortization is recorded as contra-revenue.

Customer Incentives

        Customer incentives represent signing bonuses paid to customers. Customer incentives are paid in connection with the acquisition or renewal of customer contracts, and are therefore deferred and amortized using the straight-line method based on the contractual agreement. Related amortization is recorded as contra-revenue.

Property and Equipment-net
Property and Equipment—net

Property and equipment consists of the Company’s corporate headquarters facility, furniture and equipment, software, leasehold improvements and construction in progress. These assets are depreciated on a straight-line basis over their respective useful lives, which are 15 to 40 years for the Company’s corporate headquarters facility and related improvements, 2 to 10 years for furniture and equipment, 3 to 5 years for software and 3 to 10 years for leasehold improvements or the lesser of the estimated useful life of the improvement or the term of lease.

The Company capitalizes certain costs related to computer software developed for internal use and amortizes such costs on a straight-line basis over an estimated useful life of 3 to 5 years. Research and development costs incurred prior to establishing technological feasibility are charged to operations as such costs are incurred. Once technological feasibility has been established, costs are capitalized until the software is placed in service.

Property and Equipment—net

        Property and equipment consists of the Company's corporate headquarters facility, furniture and equipment, software, leasehold improvements and construction in progress. These assets are depreciated on a straight-line basis over their respective useful lives, which are 15 to 40 years for the Company's corporate headquarters facility and related improvements, 2 to 10 years for furniture and equipment, 3 to 5 years for software and 3 to 10 years for leasehold improvements. Leasehold improvements are amortized over the lesser of the estimated useful life of the improvement or the term of lease.

        The Company capitalizes certain costs related to computer software developed for internal use and amortizes such costs on a straight-line basis over an estimated useful life of 3 to 5 years. Research and development costs incurred prior to establishing technological feasibility are charged to operations as such costs are incurred. Once technological feasibility has been established, costs are capitalized until the software is placed in service.

Goodwill and Intangible Assets
Goodwill and Intangible Assets

In accordance with ASC 350, Intangibles—Goodwill and Other, the Company tests goodwill for impairment for each reporting unit on an annual basis, or when events occur or circumstances change that would indicate the fair value of a reporting unit is below its carrying value. If the fair value of a reporting unit is less than its carrying value, an impairment loss is recorded to the extent that fair value of the goodwill within the reporting unit is less than its carrying value. The Company performed its most recent annual goodwill impairment test for all reporting units as of July 31, 2012 in accordance with ASU 2011-08, "Intangibles - Goodwill and Other (Topic 350) Testing Goodwill for Impairment," which permits the Company to assess qualitative factors to determine whether the existence of events or circumstances leads to the determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. Based on this analysis, it was determined that it is not more likely than not that the fair value of the reporting units is less than the carrying value.

Intangible assets consist primarily of acquired customer relationships amortized over their estimated useful lives and an indefinite lived trade name not subject to amortization. The Company reviews the acquired customer relationships for possible impairment whenever events or changes in circumstances indicate that carrying amounts may not be recoverable. The indefinite lived trade name is tested for impairment annually. The Company performed its most recent annual trade name impairment test as of July 31, 2012, which indicated there was no impairment.

Goodwill and Intangible Assets

        In accordance with ASC 350, Intangibles—Goodwill and Other, the Company tests goodwill for impairment for each reporting unit on an annual basis, or when events occur or circumstances change that would indicate the fair value of a reporting unit is below its carrying value. If the fair value of a reporting unit is less than its carrying value, an impairment loss is recorded to the extent that fair value of the goodwill within the reporting unit is less than its carrying value. The Company performed its most recent annual goodwill impairment test for certain of its reporting units as of July 31, 2011 and for the remainder of its reporting units as of November 30, 2011 using market data and discounted cash flow analyses, which indicated there was no impairment. As of December 31, 2011, there have been no indications of impairment.

        Intangible assets consist primarily of acquired customer relationships amortized over their estimated useful lives and an indefinite lived trade name not subject to amortization. The Company reviews the acquired customer relationships for possible impairment whenever events or changes in circumstances indicate that carrying amounts may not be recoverable. The indefinite lived trade name is tested for impairment annually.

Settlement Assets and Obligations
Settlement Assets and Obligations

Settlement assets and obligations result from Financial Institution Services when funds are transferred from or received by the Company prior to receiving or paying funds to a different entity. This timing difference results in a settlement asset or obligation. The amounts are generally collected or paid the following business day.

The settlement assets and obligations recorded by Merchant Services represent intermediary balances due to differences between the amount the Sponsoring Member receives from the card associations and the amount funded to the merchants. Such differences arise from timing differences, interchange expenses, merchant reserves and exception items. In addition, certain card associations limit the Company from accessing or controlling merchant settlement funds and, instead, require that these funds be controlled by the Sponsoring Member. The Company follows a net settlement process whereby, if the settlement received from the card associations precedes the funding obligation to the merchant, the Company temporarily records a corresponding liability. Conversely, if the funding obligation to the merchant precedes the settlement from the card associations, the amount of the net receivable position is recorded by the Company, or in some cases, the Sponsoring Member may cover the position with its own funds in which case a receivable position is not recorded by the Company.

Settlement Assets and Obligations

        Settlement assets and obligations result from financial institution services when funds are transferred from or received by the Company prior to receiving or paying funds to a different entity. This timing difference results in a settlement asset or obligation. The amounts are generally collected or paid the following business day.

        The settlement assets and obligations recorded by Merchant Services represent intermediary balances due to differences between the amount the Sponsoring Member receives from the card associations and the amount funded to the merchants. Such differences arise from timing differences, interchange expenses, merchant reserves and exception items. In addition, certain card associations limit the Company from accessing or controlling merchant settlement funds and, instead, require that these funds be controlled by the Sponsoring Member. The Company follows a net settlement process whereby, if the settlement received from the card associations precedes the funding obligation to the merchant, the Company temporarily records a corresponding liability. Conversely, if the funding obligation to the merchant precedes the settlement from the card associations, the amount of the net receivable position is recorded by the Company, or in some cases, the Sponsoring Member may cover the position with its own funds in which case a receivable position is not recorded by the Company. Prior to June 1, 2009, Fifth Third Bank, as the Sponsoring Member, used its own funds and assessed a funding cost to the Company, which was included in non-operating expenses. Subsequent to June 1, 2009, net receivable positions are funded through the Company's cash or available line of credit.

Derivatives
Derivatives

The Company accounts for derivatives in accordance with ASC 815, Derivatives and Hedging. This guidance establishes accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. All derivatives, whether designated in hedging relationships or not, are required to be recorded on the statement of financial position at fair value. If the derivative is designated as a fair value hedge, the changes in the fair value of the derivative and the hedged item will be recognized in earnings. If the derivative is designated as a cash flow hedge, the effective portion of the change in the fair value of the derivative will be recorded in accumulated other comprehensive income (loss) and will be recognized in the statement of income when the hedged item affects earnings. For a derivative that does not qualify as a hedge (“free-standing derivative”), changes in fair value are recognized in earnings.

Derivatives

        The Company accounts for derivatives in accordance with ASC 815, Derivatives and Hedging. This guidance establishes accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. All derivatives, whether designated in hedging relationships or not, are required to be recorded on the statement of financial position at fair value. If the derivative is designated as a fair value hedge, the changes in the fair value of the derivative and the hedged item will be recognized in earnings. If the derivative is designated as a cash flow hedge, the effective portion of the change in the fair value of the derivative will be recorded in accumulated other comprehensive income (loss) and will be recognized in the statement of income when the hedged item affects earnings. For a derivative that does not qualify as a hedge ("free-standing derivative"), changes in fair value are recognized in earnings.

New Accounting Pronouncement
New Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board (“FASB”) issued ASU 2011-4, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” The amendments in ASU 2011-4 result in common fair value measurement and disclosure requirements in U.S. GAAP and IFRS. As such, ASU 2011-4 changes the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. For several of the requirements, the FASB does not intend for the amendments in ASU 2011-4 to result in a change in the application of the requirements in ASC 820, Fair Value Measurement. ASU 2011-4 is effective prospectively for annual and interim reporting periods beginning after December 15, 2011. The Company’s adoption of this principle did not have a material effect on the Company’s financial position or results of operations.

In July 2012, the FASB issued ASU 2012-02, "Intangibles-Goodwill and Other," which amends the guidance in ASC 350-30 on testing indefinite-lived intangible assets, other than goodwill, for impairment by allowing an entity to perform a qualitative impairment assessment before proceeding to the two-step impairment test. If the entity determines, on the basis of qualitative factors, that the fair value of the indefinite-lived intangible asset is not more likely than not (i.e., a likelihood of more than 50 percent) impaired, the entity would not need to calculate the fair value of the asset. In addition, the ASU does not amend the requirement to test these assets for impairment between annual tests if there is a change in events or circumstances; however, it does revise the examples of events and circumstances that an entity should consider in interim periods. ASU 2012-02 is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, with early adoption being permitted. Our adoption of this ASU is not expected to have a material impact on our consolidated financial statements.

New Accounting Pronouncements

        In June 2011, the FASB issued ASU 2011-05, "Comprehensive Income (Topic 220): Presentation of Comprehensive Income," which revises the manner in which entities present comprehensive income in their financial statements. The amendments implemented under ASU 2011-05 give an entity the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for total comprehensive income. The ASU eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. The amendments in this ASU do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. ASU 2011-05 should be applied retrospectively and is effective for public entities for fiscal years, and interim periods within those years, beginning after December 15, 2011, with early adoption permitted. The Company's adoption of this ASU did not have a material effect on the Company's financial position or results of operations.

        In September 2011, the FASB issued ASU 2011-08, "Intangibles—Goodwill and Other (Topic 350) Testing Goodwill for Impairment," which revises the guidance on testing goodwill for impairment. Under the revised guidance, entities testing goodwill for impairment have the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If, after assessing the totality of events or circumstances, an entity determines it is more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test would be required. Under the amendments in this ASU, an entity has the option to bypass the qualitative assessment for any reporting unit in any period and proceed directly to performing the first step of the two-step goodwill impairment test. An entity may resume performing the qualitative assessment in any subsequent period. This ASU does not change how goodwill is calculated or assigned to reporting units, nor does it revise the requirement to test goodwill annually for impairment. In addition, this ASU does not amend the requirement to test goodwill for impairment between annual tests if events or circumstances warrant; however, it does revise the examples of events and circumstances that an entity should consider. The amendments within this ASU are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011, with early adoption permitted. The guidance will not have a material effect on the Company's financial position or results of operations.

BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 31, 2011
NPC
Business Combinations
Schedule of purchase price allocation

Current assets	$14,849
Property and equipment	8,031
Non-current assets	24,700
Goodwill	456,326
Customer relationship intangible assets	111,000
Trade name	41,000
Current liabilities	(28,643)
Non-current liabilities	(7,280)

Total purchase price	$619,983

Schedule of unaudited pro forma results

	Year ended December 31, 2010	Six Months Ended December 31, 2009
Total revenue	$1,410,150	$651,543
Income from operations	214,678	104,395
Net income including non-controlling interests	74,519	20,262
Net income attributable to Vantiv, Inc.	31,977	749

TNB
Business Combinations
Schedule of purchase price allocation

Current assets	$19,836
Customer relationship intangible assets	28,865
Trade name	238
Goodwill	26,898
Current liabilities	(19,220)
Non-current liabilities	(4,175)

Total purchase price	$52,442

Vantiv Holding
Business Combinations
Schedule of purchase price allocation

Current assets	$549,525
Property and equipment	36,858
Non-current assets	11,778
Put rights	14,200
Goodwill	1,049,150
Customer relationship intangible assets	998,230
Note payable assumed	(1,250,000)
Liabilities assumed	(257,478)
Non-controlling interests	(592,028)

Total purchase price	$560,235

PROPERTY AND EQUIPMENT (Tables)	9 Months Ended
Sep. 30, 2012
PROPERTY AND EQUIPMENT
Summary of the Company's property and equipment

	Estimate Useful Life	As of December 31, 2011	As of December 31, 2010
Building and improvements	15 - 40 years	$18,708	$—
Furniture and equipment	2 - 10 years	62,224	26,526
Software	3 - 5 years	96,010	54,706
Leasehold improvements	3 - 10 years	1,458	2,638
Construction in progress		15,737	13,626
Accumulated depreciation		(41,827)	(16,440)

Total		$152,310	$81,056

GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2011
GOODWILL AND INTANGIBLE ASSETS
Summary of changes in goodwill

Successor	Merchant Services	Financial Institution Services	Total
Balance as of December 31, 2009	$501,198	$547,952	$1,049,150
Goodwill attributable to acquisition of TNB	—	26,898	26,898
Goodwill attributable to acquisition of NPC	456,326	—	456,326

Balance as of December 31, 2010	957,524	574,850	1,532,374

Balance as of December 31, 2011	$957,524	$574,850	$1,532,374

Schedule of intangible assets

	2011	2010
Customer relationship intangible assets	$1,139,319	$1,138,077
Trade name	41,000	41,000
Other intangible assets	3,567	985

	1,183,886	1,180,062

Less accumulated amortization on:
Customer relationship intangible assets	267,108	144,138
Other intangible assets	580	33

	267,688	144,171

	$916,198	$1,035,891

Schedule of estimated amortization expense of intangible assets

2012	$116,229
2013	110,881
2014	106,863
2015	103,845
2016	101,577

CAPITAL LEASES (Tables)	12 Months Ended
Dec. 31, 2011
CAPITAL LEASES
Schedule of future minimum lease payments required under capital leases and present value of net minimum lease payments

Amount
Year Ending December 31, 2012	$4,998
Year Ending December 31, 2013	4,951
Year Ending December 31, 2014	4,930
Year Ending December 31, 2015	2,876

Total minimum lease payments	$17,755
Less: Amount representing interest	(826)

Present value of minimum lease payments	$16,929
Less: Current maturities of capital lease obligations	(4,607)

Long-term capital lease obligations	$12,322

DEBT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
DEBT
Schedule of applicable interest rates on and the principal amounts outstanding
As of September 30, 2012 and December 31, 2011, the Company’s debt consisted of the following:

	September 30, 2012	December 31, 2011
	(in thousands)
$1,621.1 million term B-1 loans, expiring on November 3, 2016 and bearing interest payable quarterly at a variable base rate (LIBOR) plus a spread rate (325 basis points) with a floor of 125 basis points (total rate of 4.5% at December 31, 2011)	$—	$1,608,905
$150.0 million term B-2 loans, expiring on November 3, 2017 and bearing interest payable quarterly at a variable base rate (LIBOR) plus a spread rate (350 basis points) with a floor of 150 basis points (total rate of 5.0% at December 31, 2011)	—	150,000
$1,000.0 million term A loans, expiring on March 27, 2017, bearing interest payable quarterly based on the Company’s leverage ratio at a variable base rate (LIBOR) plus a spread rate (175 to 250 basis points) (total rate of 2.47% at September 30, 2012) and amortizing on a basis of 1.25% during each of the first eight quarters, 1.875% during each of the second eight quarters and 2.5% during each of the following three quarters with a balloon payment due at maturity	975,000	—
$250.0 million term B loans, expiring on March 27, 2019, bearing interest payable quarterly at a variable base rate (LIBOR) plus a spread rate (275 basis points) with a floor of 100 basis points (total rate of 3.75% at September 30, 2012) and amortizing on a basis of 1.0% per year with a balloon payment due at maturity	248,750	—
$10.1 million leasehold mortgage, expiring on August 10, 2021 and bearing interest payable monthly at a fixed rate (rate of 6.22% at September 30, 2012)	10,131	10,131
Less: Current portion of note payable and current portion of note payable to related party	(52,500)	(16,211)
Less: Original issue discount	(4,901)	(14,327)
Note payable and note payable to related party	$1,176,480	$1,738,498

	Original Debt		Refinanced Debt
(dollars in millions)	Amount Outstanding	Interest Rate	Amount Outstanding	Interest Rate
First Lien/Term B-1	$1,571.1	LIBOR + 400 bps; floor of 150 bps	$1,621.1	LIBOR + 325 bps; floor of 125 bps
Second Lien/Term B-2	$200.0	LIBOR + 675 bps; floor of 150 bps	$150.0	LIBOR + 350 bps; floor of 150 bps

Total	$1,771.1		$1,771.1

DERIVATIVES AND HEDGING ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2011
DERIVATIVES AND HEDGING ACTIVITIES
Schedule of fair value of derivative instruments

	Statement of Financial Position Location	December 31, 2011
Interest rate swaps	Other non-current liabilities	$30,094

Schedule of effect of the company's interest rate swaps on the consolidated statements of income (loss)

	Year Ended December 31,
	2011	2010
Derivatives in cash flow hedging relationships:
Amount of loss recognized in OCI (effective portion)(1)	$(36,643)	$—
Amount of loss reclassified from accumulated OCI into earnings (effective portion)(2)	(7,220)	—
Amount of loss recognized in earnings (ineffective portion)(2)	(3,492)	—
(1)
"OCI" represents other comprehensive income.

(2)
Loss is recognized in "Interest expense—net" in the Statements of Income.

Schedule of notional amount and fair value of put rights included in other non-current assets

	December 31, 2011		December 31, 2010
		Fair Value		Fair Value
	Notional Amount	Derivative Asset	Notional Amount	Derivative Asset
Free-standing put rights	$978,883	$—	$870,402	$800

Schedule of net losses recorded as a component of non-operating expenses

	Year Ended December 31, 2011	Year Ended December 31, 2010	Six Months Ended December 31, 2009
Free-standing put rights	$(800)	$(4,300)	$(9,100)

CONTROLLING AND NON-CONTROLLING INTERESTS IN VANTIV HOLDING AND TRANSACTIVE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
CONTROLLING AND NON-CONTROLLING INTERESTS IN VANTIV HOLDING AND TRANSACTIVE
Schedule of reconciliation of net income attributable to non-controlling interest
The table below provides a reconciliation of net income attributable to non-controlling interests based on relative ownership interests in Vantiv Holding as discussed above (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
Net income	$48,639	$28,683	$53,289	$45,043
Items not allocable to non-controlling interests:
Miscellaneous expenses (a)	—	—	—	156
Vantiv, Inc. income tax expense (b)	13,114	6,033	2,556	4,763
Net income attributable to Vantiv Holding	61,753	34,716	55,845	49,962
Net income attributable to non-controlling interests (c)	$24,375	$17,035	$24,433	$24,516

(a)                    Represents miscellaneous expenses incurred by Vantiv, Inc.
(b)                    Represents income tax expense related to Vantiv, Inc., not including consolidated subsidiaries.
(c)                     Net income attributable to non-controlling interests reflects the allocation of Vantiv Holding’s net income based on the proportionate ownership interests in Vantiv Holding held by the non-controlling unitholders. For the nine months ended September 30, 2012, the net income attributable to non-controlling unitholders reflects the changes in ownership interests summarized in the table above.

	Year Ended December 31, 2011	Year Ended December 31, 2010	Six Months Ended December 31, 2009
Net income	$84,810	$54,917	$14,587
Items not allocable to non-controlling interests:
Transaction costs incurred by Vantiv, Inc.(a)	—	—	11,324
Losses related to put rights(b)	800	4,300	9,100
Other expenses(c)	61	79	13
Vantiv, Inc. income tax expense(d)	13,310	7,800	(934)

Net income attributable to Vantiv Holding and Transactive	$98,981	$67,096	$34,090

Net income attributable to non-controlling interests(e)	$48,570	$32,924	$16,728

(a)
Consists of transaction costs, principally professional and advisory fees, incurred by Advent on behalf of Vantiv, Inc. in connection with the Transaction.

(b)
Represents the non-cash expense related to fair value adjustments to the value of the put rights Vantiv, Inc. received from Fifth Third Bank in connection with the Transaction.

(c)
Represents other miscellaneous expenses incurred by Vantiv, Inc.

(d)
Represents income tax expense related to Vantiv, Inc., not including consolidated subsidiaries.

(e)
Net income attributable to non-controlling interests represents 49.07% of net income attributable to Vantiv Holding and Transactive.

COMMITMENTS, CONTINGENCIES AND GUARANTEES (Tables)	12 Months Ended
Dec. 31, 2011
COMMITMENTS, CONTINGENCIES AND GUARANTEES
Schedule of future minimum commitments under non-cancelable operating leases

Year Ending December 31,
2012	$6,728
2013	5,235
2014	3,195
2015	1,368
2016	1,296
Thereafter	9,194

Total	$27,016

SHARE-BASED COMPENSATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
SHARE-BASED COMPENSATION
Schedule of Time Award and Performance Award transactions

	Time Awards		Performance Awards
	Shares	Weighted-Average Exercise Price	Shares	Weighted-Average Exercise Price
Outstanding, beginning of period	7,669,121	$6.28	5,389,005	$6.28
Granted	1,156,479	8.84	578,277	8.84
Exercised	—	—	—	—
Forfeited or expired	94,324	6.69	47,164	6.69

Outstanding, end of period	8,731,276	$6.62	5,920,118	$6.62

Exercisable, end of period	—	—	—	—

Schedule of activity in non-vested Time Awards
The following table summarizes equity award activity from the date of the IPO through September 30, 2012:

	Restricted Class A Common Stock	Restricted Stock Units
Conversion of Phantom Units in connection with the IPO:
Time Awards	3,073,118	—
Performance Awards	3,560,223	—
Conversion of Restricted Class A common stock and units to Class A common stock upon vesting	(596,797)	(123)
Issuance of Restricted Stock Units to directors and employees	—	348,851
Forfeitures	(389,482)	(37,958)
Total	5,647,062	310,770

	Year Ended December 31, 2011		Year Ended December 31, 2010		Six Months Ended December 31, 2009
	Number	Fair Value	Number	Fair Value	Number	Fair Value
Non-vested, beginning of period	7,669,121	$3.74	4,170,566	$3.71	—	$—
Granted	1,156,479	3.68	3,997,052	3.78	4,170,566	3.71
Vested	—	—	—	—	—	—
Forfeited	94,324	3.74	498,497	3.66	—	—

Non-vested, end of period	8,731,276	$3.97	7,669,121	$3.74	4,170,566	$3.71

Schedule of weighted-average assumptions

	2011	2010	2009
Expected option life at grant (in years)	7.0	7.0	7.0
Expected option life at remeasurement (in years)	—	6.3	6.7
Expected volatility	35.0%	36.0%	37.4%
Expected dividend yield	0.0%	0.0%	0.0%
Risk-free interest rate	2.6%	1.7%	3.3%

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2011
INCOME TAXES
Summary of applicable income taxes

	Successor			Predecessor
	Year Ended December 31, 2011	Year Ended December 31, 2010	Six Months Ended December 31, 2009	Six Months Ended June 30, 2009
Current income tax expense:
U.S. income taxes	$(1,462)	$5,364	$6,111	$32,484
State and local income taxes	2,638	2,435	1,662	3,492

Total current tax expense	1,176	7,799	7,773	35,976
Deferred income tax expense (benefit):
U.S. income taxes	30,997	4,261	(7,022)	852
State and local income taxes	136	(13,016)	(942)	63

Total deferred tax expense (benefit)	31,133	(8,755)	(7,964)	915

Applicable income tax expense (benefit)	$32,309	$(956)	$(191)	$36,891

Schedule of reconciliation of the U.S. income tax rate and the Company's effective tax rate

	Successor			Predecessor
	Year Ended December 31, 2011	Year Ended December 31, 2010	Six Months Ended December 31, 2009	Six Months Ended June 30, 2009
Federal statutory tax rate	35.0%	35.0%	35.0%	35.0%
Effect of conversion to partnership	—	—	—	(5.2)
State taxes—net of federal benefit	4.1	3.3	6.2	3.2
Change in state and local tax rates	(1.3)	(23.1)	—	—
Non-controlling interest	(11.0)	(16.9)	(48.7)	—
Decrease in partnership basis	—	—	6.2	—
Other—net	0.3	(0.1)	—	—

Effective tax rate	27.1%	(1.8)%	(1.3)%	33.0%

Schedule of deferred income tax assets and liabilities

	2011	2010
Deferred tax assets
Net operating losses	$34,919	$42,414
Employee benefits	11	491
Other assets	213	382
Partnership basis	—	7,380
Other accruals and reserves	831	1,518

Deferred tax assets	35,974	52,185

Deferred tax liabilities
Property and equipment	(629)	(306)
Goodwill and intangible assets	(27,014)	(25,050)
Partnership basis	(7,136)	—

Deferred tax liability	(34,779)	(25,356)

Deferred tax asset—net	$1,195	$26,829

FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
FAIR VALUE MEASUREMENTS
Schedule of assets measured at fair value on recurring basis
The following table summarizes assets measured at fair value on a recurring basis as of September 30, 2012 and December 31, 2011(in thousands):

	September 30, 2012			December 31, 2011
	Fair Value Measurements Using
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Liabilities:
Interest rate swaps	$—	$—	$—	$—	$30,094	$—

	2011			2010
	Fair Value Measurements Using
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Assets:
Free-standing put rights	$—	$—	$—	$—	$—	$800
Liabilities:
Interest rate swaps	—	$30,094	—	—	—	—

Schedule of assumptions used in the Black-Scholes option valuation model

December 31, 2010
Expected term (in years)	0.5 - 3.0
Expected volatility	25.6 - 44.6%
Risk free rate	0.23 - 1.05%
Expected dividend rate	0%

Schedule of reconciliation of assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3)

	Year Ended December 31, 2011	Year Ended December 31, 2010	Six Months Ended December 31, 2009
Beginning balance	$800	$5,100	$14,200
Losses included in earnings	(800)	(4,300)	(9,100)

Ending balance	$—	$800	$5,100

Schedule of carrying amounts and estimated fair values for assets and liabilities, excluding assets and liabilities measured at fair value on a recurring basis
The following table summarizes carrying amounts and estimated fair values for assets and liabilities, excluding assets and liabilities measured at fair value on a recurring basis, as of September 30, 2012 and December 31, 2011 (in thousands):

	September 30, 2012		December 31, 2011
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Assets:
Cash and cash equivalents	$380,757	$380,757	$370,549	$370,549
Settlement assets	110,946	110,946	46,840	46,840
Liabilities:
Settlement obligations	248,752	248,752	208,669	208,669
Note payable	1,228,980	1,235,631	1,754,709	1,769,035

	2011		2010
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Assets:
Cash and cash equivalents	$370,549	$370,549	$236,512	$236,512
Settlement assets	46,840	46,840	29,044	29,044
Liabilities:
Settlement obligations	208,669	208,669	229,131	229,131
Note payable	1,754,709	1,769,035	1,756,278	1,799,938

ACCUMULATED OTHER COMPREHENSIVE LOSS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
ACCUMULATED OTHER COMPREHENSIVE LOSS
Schedule of activity of the components of accumulated other comprehensive loss
The activity of the components of accumulated other comprehensive income (loss) related to cash flow hedging activities was as follows for the nine months ended September 30, 2012 and 2011 (in thousands):

	Nine Months Ended September 30,
	2012	2011
Pretax activity	$29,424	$(29,488)
Tax effect	(5,495)	8,375
Net activity	23,929	(21,113)
Other comprehensive income (loss) attributable to non-controlling interests	14,415	(14,469)
Other comprehensive income (loss) attributable to Vantiv, Inc.	$9,514	$(6,644)

				Accumulated Other Comprehensive Loss Attributable To:
	Pretax Activity	Tax Effect	Net Activity	Non-Controlling Interests	Vantiv, Inc.
Unrealized loss on hedging activities	$(29,424)	$5,495	$(23,929)	$(14,415)	$(9,514)

SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2011
SUPPLEMENTAL CASH FLOW INFORMATION
Schedule of supplemental cash flow information and non-cash transactions

	Successor			Predecessor
	Year Ended December 31, 2011	Year Ended December 31, 2010	Six Months Ended December 31, 2009	Six Months Ended June 30, 2009
CASH PAYMENTS:
Interest (including funds transfer pricing)	$106,459	$101,137	$59,484	$10,327
Taxes (considered remitted to Fifth Third Bank in the period record)	—	—	—	36,891
Taxes	12,127	7,745	10,716	—
NONCASH ITEMS:
Assets acquired under capital lease obligations	$19,711	$—	$—	$—
Assets acquired under debt obligations	19,302	—	—	—
Transfers in of fixed assets, net	1,254	$146	$2,646	$8,659
Assumptions of debt and interest payable from Fifth Third Bank	—	—	—	1,250,976
Liabilities transferred from Fifth Third Bank	—	—	—	9,774
Receivables transferred to Fifth Third Bank	—	—	—	68,817
Deferred tax assets transferred to Fifth Third Bank	—	—	—	2,581

SEGMENT INFORMATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
SEGMENT INFORMATION
Schedule of results of operations for each segment
Segment profit reflects total revenue less network fees and other costs and sales and marketing costs of the segment. The Company’s CODM evaluates this metric in analyzing the results of operations for each segment.

	Three Months Ended September 30, 2012
	Merchant Services	Financial Institution Services	General Corporate/Other	Total
Total revenue	$354,120	$112,616	$—	$466,736
Network fees and other costs	177,084	31,155	—	208,239
Sales and marketing	63,046	6,267	—	69,313
Segment profit	$113,990	$75,194	$—	$189,184

	Three Months Ended September 30, 2011
	Merchant Services	Financial Institution Services	General Corporate/Other	Total
Total revenue	$299,318	$110,046	$—	$409,364
Network fees and other costs	158,315	34,151	—	192,466
Sales and marketing	50,748	5,400	347	56,495
Segment profit	$90,255	$70,495	$(347)	$160,403

	Nine Months Ended September 30, 2012
	Merchant Services	Financial Institution Services	General Corporate/Other	Total
Total revenue	$1,028,926	$340,221	$—	$1,369,147
Network fees and other costs	517,499	100,192	—	617,691
Sales and marketing	193,394	19,208	—	212,602
Segment profit	$318,033	$220,821	$—	$538,854

	Nine Months Ended September 30, 2011
	Merchant Services	Financial Institution Services	General Corporate/Other	Total
Total revenue	$853,739	$329,635	$—	$1,183,374
Network fees and other costs	456,799	103,577	—	560,376
Sales and marketing	152,263	18,711	1,310	172,284
Segment profit	$244,677	$207,347	$(1,310)	$450,714

Successor
	Year Ended December 31, 2011
	Merchant Services	Financial Institution Services	General Corporate/Other	Total
Total revenue	$1,185,253	$437,168	$—	$1,622,421
Network fees and other costs	620,852	135,883	—	756,735
Sales and marketing	211,062	24,046	1,809	236,917

Segment profit	$353,339	$277,239	$(1,809)	$628,769

	Year Ended December 31, 2010
	Merchant Services	Financial Institution Services	General Corporate/Other	Total
Total revenue	$756,930	$405,202	$—	$1,162,132
Network fees and other costs	476,932	119,063	—	595,995
Sales and marketing	73,441	22,964	2,013	98,418

Segment profit	$206,557	$263,175	$(2,013)	$467,719

	Six Months Ended December 31, 2009
	Merchant Services	Financial Institution Services	General Corporate/Other	Total
Total revenue	$320,355	$185,647	$—	$506,002
Network fees and other costs	207,008	47,917	—	254,925
Sales and marketing	24,410	8,076	—	32,486

Segment profit	$88,937	$129,654	$—	$218,591

Predecessor
	Six Months Ended June 30, 2009
	Merchant Services	Financial Institution Services	General Corporate/Other	Total
Total revenue	$264,224	$180,500	$—	$444,724
Network fees and other costs	171,570	50,110	—	221,680
Sales and marketing	26,497	11,064	—	37,561

Segment profit	$66,157	$119,326	$—	$185,483

Schedule of reconciliation of total segment profit to the company's income before applicable income taxes
A reconciliation of total segment profit to the Company’s income before applicable income taxes is as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
Total segment profit	$189,184	$160,403	$538,854	$450,714
Less: Other operating costs	(40,376)	(35,028)	(119,802)	(107,748)
Less: General and administrative	(28,600)	(18,896)	(86,387)	(68,503)
Less: Depreciation and amortization	(40,618)	(40,066)	(119,181)	(115,767)
Less: Interest expense—net	(10,056)	(26,198)	(44,675)	(85,771)
Less: Non-operating expenses	—	—	(92,672)	(13,799)
Income before applicable income taxes	$69,534	$40,215	$76,137	$59,126

	Successor			Predecessor
	Year Ended December 31, 2011	Year Ended December 31, 2010	Six Months Ended December 31, 2009	Six Months Ended June 30, 2009
Total segment profit	$628,769	$467,719	$218,591	$185,483
Less: Other operating costs	(143,420)	(124,383)	(48,275)	—
Less: General and administrative	(86,870)	(58,091)	(38,058)	(8,468)
Less: Depreciation and amortization	(155,326)	(110,964)	(49,885)	(2,356)
Less: Allocated expenses	—	—	—	(52,980)
Less: Interest expense—net	(111,535)	(116,020)	(58,877)	(9,780)
Less: Non-operating expenses	(14,499)	(4,300)	(9,100)	(127)

Income before applicable income taxes	$117,119	$53,961	$14,396	$111,772

BASIS OF PRESENTATION (Details) (USD $)	1 Months Ended	6 Months Ended					6 Months Ended					12 Months Ended		6 Months Ended
	Jun. 30, 2009	Dec. 31, 2009	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009 Non-controlling interest	Sep. 30, 2012 Non-controlling interest	Dec. 31, 2011 Non-controlling interest	Sep. 30, 2011 Non-controlling interest	Dec. 31, 2010 Non-controlling interest	Dec. 31, 2011 Fifth Third	Dec. 31, 2011 JPDN	Dec. 31, 2009 Vantiv Holding and Transactive	Sep. 30, 2012 Vantiv Holding and Transactive	Dec. 31, 2011 Vantiv Holding and Transactive	Sep. 30, 2012 Vantiv Holding and Transactive Fifth Third	Dec. 31, 2011 Vantiv Holding and Transactive Fifth Third	Sep. 30, 2012 Vantiv Holding and Transactive JPDN	Dec. 31, 2011 Vantiv Holding and Transactive JPDN	Dec. 31, 2011 Vantiv Holding	Dec. 31, 2011 Vantiv Holding Fifth Third	Dec. 31, 2011 Vantiv Holding FTPS Partners, LLC	Dec. 31, 2011 Vantiv Holding JPDN	Dec. 31, 2011 Transactive	Jun. 30, 2009 Advent	Dec. 31, 2008 Advent
Principles of consolidation
Ownership percentage by parent															60.53%	50.93%					50.93%
Ownership percentage by non-controlling interest												48.93%					39.47%	48.93%	0.00%	0.14%		44.52%	4.41%
Sale Transaction
Ownership percentage acquired by parent																					50.93%			0.14%	50.93%
Ownership percentage acquired by non-controlling interest													0.14%
Basis of Presentation
Elimination of parent company equity by non-cash contribution		$ 1,162,642,000	$ 1,417,183,000	$ 1,255,720,000	$ 1,218,053,000	$ 1,194,713,000	$ 590,915,000	$ 716,336,000	$ 632,022,000	$ 607,592,000	$ 599,256,000															$ (670,212,000)	$ 436,637,000
Non-cash contribution		1,165,896,000					592,028,000							1,170,000,000
Nominal expenses associated with the transaction																										$ 4,100,000
Sponsorship agreement
Sponsorship agreement term	10 years											10 years

SUMMARY OF SIGNIFICANT ACCOUNTING AND REPORTING POLICIES (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended		9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2009	Jun. 30, 2009	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Corporate headquarters facility and related improvements Minimum	Dec. 31, 2011 Corporate headquarters facility and related improvements Minimum	Sep. 30, 2012 Corporate headquarters facility and related improvements Maximum	Dec. 31, 2011 Corporate headquarters facility and related improvements Maximum	Sep. 30, 2012 Furniture and equipment Minimum	Dec. 31, 2011 Furniture and equipment Minimum	Sep. 30, 2012 Furniture and equipment Maximum	Dec. 31, 2011 Furniture and equipment Maximum	Sep. 30, 2012 Software Minimum	Dec. 31, 2011 Software Minimum	Sep. 30, 2012 Software Maximum	Dec. 31, 2011 Software Maximum	Sep. 30, 2012 Leasehold improvements Minimum	Dec. 31, 2011 Leasehold improvements Minimum	Sep. 30, 2012 Leasehold improvements Maximum	Dec. 31, 2011 Leasehold improvements Maximum	Sep. 30, 2012 Software development Minimum	Dec. 31, 2011 Software development Minimum	Sep. 30, 2012 Software development Maximum	Dec. 31, 2011 Software development Maximum
Revenue Recognition
Revenues associated with merchant services	$ 38.5	$ 40	$ 99.5	$ 84.3
Accounts Receivable - net
Reserve for refunds			$ 3.2	$ 3.3
Property and equipment-net
Property and equipment useful life					15 years	15 years	40 years	40 years	2 years	2 years	10 years	10 years	3 years	3 years	5 years	5 years	3 years	3 years	10 years	10 years	3 years	3 years	5 years	5 years

BUSINESS COMBINATIONS (Details) (USD $)	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended		3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended		3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended		2 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2009	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Merchant Services	Sep. 30, 2011 Merchant Services	Dec. 31, 2009 Merchant Services	Sep. 30, 2012 Merchant Services	Sep. 30, 2011 Merchant Services	Dec. 31, 2011 Merchant Services	Dec. 31, 2010 Merchant Services	Sep. 30, 2012 Financial Institution Services	Sep. 30, 2011 Financial Institution Services	Dec. 31, 2009 Financial Institution Services	Sep. 30, 2012 Financial Institution Services	Sep. 30, 2011 Financial Institution Services	Dec. 31, 2011 Financial Institution Services	Dec. 31, 2010 Financial Institution Services	Dec. 31, 2010 NPC	Dec. 31, 2009 NPC	Dec. 31, 2010 NPC	Nov. 03, 2010 NPC	Nov. 03, 2010 NPC Customer relationship	Nov. 03, 2010 NPC Trade name	Jul. 06, 2010 TNB	Jul. 06, 2010 TNB Customer relationship	Jul. 06, 2010 TNB Trade name	Jun. 30, 2009 Vantiv Holding Fifth Third	Jun. 30, 2009 Vantiv Holding Fifth Third Merchant Services	Jun. 30, 2009 Vantiv Holding Fifth Third Financial Institution Services	Jun. 30, 2009 Vantiv Holding Customer relationship Fifth Third
Business Combinations
Goodwill deductible for tax purposes																									$ 240,000,000
Purchase price allocation
Current assets																									14,849,000			19,836,000			549,525,000
Property and equipment																									8,031,000						36,858,000
Non-current assets																									24,700,000						11,778,000
Goodwill																									456,326,000			26,898,000			1,049,150,000	501,200,000	548,000,000
Intangible assets																										111,000,000	41,000,000		28,865,000	238,000				998,230,000
Put rights																															14,200,000
Current liabilities																									(28,643,000)			(19,220,000)
Non-current liabilities																									(7,280,000)			(4,175,000)
Note payable assumed																															(1,250,000,000)
Liabilities assumed																															(257,478,000)
Non-controlling interests																															(592,028,000)
Total purchase price																									619,983,000			52,442,000			560,235,000
Additional disclosure
Revenue	466,736,000	409,364,000	506,002,000	1,369,147,000	1,183,374,000	1,622,421,000	1,162,132,000	354,120,000	299,318,000	320,355,000	1,028,926,000	853,739,000	1,185,253,000	756,930,000	112,616,000	110,046,000	185,647,000	340,221,000	329,635,000	437,168,000	405,202,000	49,400,000
Net income	48,639,000	28,683,000	14,587,000	53,289,000	45,043,000	84,810,000	54,917,000															3,300,000
Unaudited pro forma results
Total revenue																							651,543,000	1,410,150,000
Income from operations																							104,395,000	214,678,000
Net income including non-controlling interests																							20,262,000	74,519,000
Net income attributable to Vantiv, Inc.																							749,000	31,977,000
Expenses incurred in conjunction with the acquisition																								2,400,000
Transaction expenses related to acquisition																															$ 16,300,000

PROPERTY AND EQUIPMENT (Details) (USD $)	6 Months Ended		12 Months Ended				9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended			9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended			9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended			9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2009	Jun. 30, 2009	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Dec. 31, 2011 Building and improvements	Sep. 30, 2012 Building and improvements Minimum	Dec. 31, 2011 Building and improvements Minimum	Sep. 30, 2012 Building and improvements Maximum	Dec. 31, 2011 Building and improvements Maximum	Dec. 31, 2011 Furniture and equipment	Dec. 31, 2010 Furniture and equipment	Sep. 30, 2012 Furniture and equipment Minimum	Dec. 31, 2011 Furniture and equipment Minimum	Sep. 30, 2012 Furniture and equipment Maximum	Dec. 31, 2011 Furniture and equipment Maximum	Dec. 31, 2011 Software	Dec. 31, 2010 Software	Sep. 30, 2012 Software Minimum	Dec. 31, 2011 Software Minimum	Sep. 30, 2012 Software Maximum	Dec. 31, 2011 Software Maximum	Dec. 31, 2011 Leasehold improvements	Dec. 31, 2010 Leasehold improvements	Sep. 30, 2012 Leasehold improvements Minimum	Dec. 31, 2011 Leasehold improvements Minimum	Sep. 30, 2012 Leasehold improvements Maximum	Dec. 31, 2011 Leasehold improvements Maximum	Dec. 31, 2011 Construction in progress	Dec. 31, 2010 Construction in progress
Summary of the Company's property and equipment
Estimate Useful Life							15 years	15 years	40 years	40 years			2 years	2 years	10 years	10 years			3 years	3 years	5 years	5 years			3 years	3 years	10 years	10 years
Property and equipment, gross						$ 18,708,000					$ 62,224,000	$ 26,526,000					$ 96,010,000	$ 54,706,000					$ 1,458,000	$ 2,638,000					$ 15,737,000	$ 13,626,000
Accumulated depreciation			(41,827,000)	(16,440,000)
Property and equipment, net			152,310,000	81,056,000	161,219,000
Depreciation and amortization expense	$ 4,000,000	$ 1,100,000	$ 31,700,000	$ 12,500,000

GOODWILL AND INTANGIBLE ASSETS (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Merchant Services	Dec. 31, 2010 Merchant Services	Dec. 31, 2009 Merchant Services	Dec. 31, 2011 Financial Institution Services	Dec. 31, 2010 Financial Institution Services	Dec. 31, 2009 Financial Institution Services	Dec. 31, 2010 TNB	Dec. 31, 2010 TNB Financial Institution Services	Dec. 31, 2010 NPC	Dec. 31, 2010 NPC Merchant Services
Changes in goodwill
Balance at the beginning of the period	$ 1,532,374	$ 1,532,374	$ 1,532,374	$ 1,049,150	$ 957,524	$ 957,524	$ 501,198	$ 574,850	$ 574,850	$ 547,952
Goodwill attributable to acquisition											26,898	26,898	456,326	456,326
Balance at the end of the period	$ 1,532,374	$ 1,532,374	$ 1,532,374	$ 1,049,150	$ 957,524	$ 957,524	$ 501,198	$ 574,850	$ 574,850	$ 547,952

GOODWILL AND INTANGIBLE ASSETS (Details 2) (USD $)	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2009	Jun. 30, 2009	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Finite lived intangible assets
Finite lived intangible assets, gross	$ 1,194,415,000				$ 1,194,415,000		$ 1,183,886,000
Trade name							41,000,000	41,000,000
Intangible assets, gross							1,183,886,000	1,180,062,000
Less accumulated amortization	357,414,000				357,414,000		267,688,000	144,171,000
Intangible assets	837,001,000				837,001,000		916,198,000	1,035,891,000
Amortization expense on intangible assets	30,200,000	31,200,000	45,900,000	1,300,000	89,800,000	93,500,000	123,600,000	98,500,000
Estimated amortization expense of intangible assets
2012	114,239,000				114,239,000		116,229,000
2013	109,671,000				109,671,000		110,881,000
2014	106,117,000				106,117,000		106,863,000
2015	103,399,000				103,399,000		103,845,000
2016	100,368,000				100,368,000		101,577,000
Customer relationship intangible assets
Finite lived intangible assets
Finite lived intangible assets, gross	1,139,319,000				1,139,319,000		1,139,319,000	1,138,077,000
Less accumulated amortization	354,973,000				354,973,000		267,108,000	144,138,000
Estimated remaining weighted-average lives							8 years 4 months 24 days	9 years 7 months 6 days
Other intangible assets
Finite lived intangible assets
Finite lived intangible assets, gross							3,567,000	985,000
Less accumulated amortization							$ 580,000	$ 33,000

CAPITAL LEASES (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2012	Dec. 31, 2010
CAPITAL LEASES
Cost of equipment under capital leases	$ 19,700,000
Depreciation expense associated with capital leases	3,600,000
Future minimum lease payments and present value of net minimum lease payments
Year Ending December 31, 2012	4,998,000
Year Ending December 31, 2013	4,951,000
Year Ending December 31, 2014	4,930,000
Year Ending December 31, 2015	2,876,000
Total minimum lease payments	17,755,000
Less: Amount representing interest	(826,000)
Present value of minimum lease payments	16,929,000
Less: Current maturities of capital lease obligations	(4,607,000)	(5,068,000)	(112,000)
Long-term capital lease obligations	$ 12,322,000	$ 9,552,000

DEBT (Details) (USD $)	9 Months Ended		12 Months Ended				1 Months Ended				1 Months Ended		12 Months Ended			1 Months Ended				1 Months Ended				1 Months Ended	2 Months Ended			1 Months Ended			1 Months Ended	2 Months Ended	1 Months Ended				1 Months Ended	12 Months Ended				1 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Senior secured note Fifth Third Bank	Dec. 31, 2011 Revolving credit facility/commitment Fifth Third Bank	Jul. 31, 2011 Building Loan	Sep. 30, 2012 Building Loan	Dec. 31, 2011 Building Loan	Jul. 12, 2011 Building Loan	May 31, 2011 November 2010 Debt Refinancing	Nov. 30, 2010 November 2010 Debt Refinancing item	Dec. 31, 2011 November 2010 Debt Refinancing	May 17, 2011 November 2010 Debt Refinancing	Nov. 03, 2010 November 2010 Debt Refinancing	Mar. 31, 2012 First Lien Tranches	May 17, 2011 First Lien	May 17, 2011 First Lien Floor	Dec. 31, 2010 First Lien Fifth Third Bank	Nov. 30, 2010 First Lien Revolving credit facility/commitment	Dec. 31, 2010 First Lien Revolving credit facility/commitment Fifth Third Bank	Dec. 31, 2010 First Lien Letter of credit facility	Dec. 31, 2010 First Lien Swing line credit facility	Nov. 30, 2010 First Lien Term loan	Dec. 31, 2010 First Lien Term loan	Nov. 03, 2010 First Lien Term loan	Dec. 31, 2010 First Lien Term loan Fifth Third Bank	May 31, 2011 Second Lien	May 17, 2011 Second Lien	May 17, 2011 Second Lien Floor	Nov. 30, 2010 Second Lien Term loan	Dec. 31, 2010 Second Lien Term loan	May 31, 2011 May 2011 Debt Refinancing item	Dec. 31, 2011 May 2011 Debt Refinancing	May 17, 2011 May 2011 Debt Refinancing	May 17, 2011 May 2011 Debt Refinancing Revolving credit facility/commitment	May 31, 2011 May 2011 Debt Refinancing Term B-1 loan	Dec. 31, 2011 May 2011 Debt Refinancing Term B-1 loan	May 17, 2011 May 2011 Debt Refinancing Term B-1 loan	May 17, 2011 May 2011 Debt Refinancing Term B-1 loan Floor	Dec. 31, 2011 May 2011 Debt Refinancing Term B-1 loan Fifth Third Bank	May 31, 2011 May 2011 Debt Refinancing Term B-2 loan	May 17, 2011 May 2011 Debt Refinancing Term B-2 loan	May 17, 2011 May 2011 Debt Refinancing Term B-2 loan Floor
Debt
Debt payable to related party					$ 1,250,000,000	$ 125,000,000
Term of debt					7 years															5 years				6 years							7 years
Interest rate (as a percent)					9.50%	7.75%		6.22%		6.22%								150.00%												150.00%										125.00%				150.00%
Commitment rate (as a percent)						0.50%
Number of credit facilities entered into												2
Amount borrowed							10,100,000																	1,575,000,000							200,000,000
Maximum borrowing capacity																						40,000,000	50,000,000			150,000,000										150,000,000
Quarterly principal payments as percentage of the original principal balance																								0.25%
Weighted-average interest rate (as a percent)																									5.50%							8.25%
Outstanding balance of debt	0		0					10,131,000	10,131,000					1,771,100,000			1,571,100,000								1,575,000,000		381,300,000		200,000,000			200,000,000		1,758,900,000	1,771,100,000				1,621,100,000		377,400,000		150,000,000
Commitment fee rate for the unused portion (as a percent)																								0.50%
Debt held by related party as a percentage of total debt																					33.00%
Letter of credit held by related parties																			1,500,000
Number of tranches under the loan agreement																2																	2
Variable base rate											LIBOR																	LIBOR									LIBOR					LIBOR
Spread on variable rate (as a percent)																	400.00%												675.00%										325.00%				350.00%
Principal payments																538,900,000																						16,100,000
Financing fees	28,949,000	6,276,000	6,276,000	43,565,000								43,500,000
Original issue discount	4,901,000		14,327,000												19,300,000	4,100,000
Unamortized deferred financing fees write-off													3,200,000			22,600,000
Original issuance discount write-off													1,400,000			9,700,000
Payment of underwriting and legal fees associated with the refinanced debt													6,300,000
Underwriting and legal fees expensed													5,100,000
Deferred financing fees capitalized													1,200,000
Unamortized debt issuance cost			33,500,000
Other fees
Call premium on debt refinancing (as a percent)			2.00%
Call premium on debt refinancing			4,000,000
Guarantees and Security
Percentage of capital stock of the entity's domestic and foreign subsidiaries pledged as collateral for borrowings			65.00%
Minimum aggregate value of real property held by obligors provided as security on first priority basis			$ 5,000,000
Period for which interest only payment is required							84 months
Period of amortization schedule used to calculate periodic interest and principal repayment							30 years

DERIVATIVES AND HEDGING ACTIVITIES (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011
Cash Flow Hedges of Interest Rate Risk
Losses reclassified into earnings associated with the discontinued cash flow hedges					$ 1,100,000
Notional amount					887,500,000
Notional amount to which Fifth Third Bank was the counterparty					687,500,000
Fair value of the company's derivative financial instruments designated as cash flow hedges
Interest rate swaps	0		0		30,094,000
Derivatives in cash flow hedging relationships:
Amount of loss recognized in OCI (effective portion)	0	(21,223,000)	(4,256,000)	(33,935,000)	(36,643,000)
Amount of loss reclassified from accumulated OCI into earnings (effective portion)	0	(2,773,000)	(2,600,000)	(4,447,000)	(7,220,000)
Amount of loss recognized in earnings (ineffective portion)	0	(99,000)	(31,079,000)	(3,487,000)	(3,492,000)
Estimated additional gain (loss) to be reclassified to interest expense					10,700,000
Credit Risk Related Contingent Features
Termination value of interest rate swaps					$ 33,000,000

DERIVATIVES AND HEDGING ACTIVITIES (Details 2) (USD $) In Thousands, unless otherwise specified	6 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2009	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Free-standing Derivative
Net losses recorded as a component of non-operating expenses	$ (9,100)	$ 0	$ (100)	$ (800)	$ (4,300)
Free-standing put rights
Free-standing Derivative
Number of scenarios in which options are exercisable				3
Period for exercise of options under scenario one, if a government investment or a non-competitor change of control occurs				12 months
Period for exercise of options under scenario two, if a competitor change of control occurs				54 months
Period for exercise of options under scenario three, if a bankruptcy event occurs				2 years
Notional Amount				978,883	870,402
Fair value of derivative asset					800
Net losses recorded as a component of non-operating expenses	$ (9,100)			$ (800)	$ (4,300)

CONTROLLING AND NON-CONTROLLING INTERESTS IN VANTIV HOLDING AND TRANSACTIVE (Details) (USD $)	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended					6 Months Ended				9 Months Ended		12 Months Ended		3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended		3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended				12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2009	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2009	Dec. 31, 2011 Vantiv, Inc.	Dec. 31, 2010 Vantiv, Inc.	Jun. 30, 2009 Warrants	Jun. 30, 2009 Warrants Minimum	Jun. 30, 2009 Warrants Maximum	Dec. 31, 2009 Non-controlling interest	Sep. 30, 2012 Non-controlling interest	Sep. 30, 2011 Non-controlling interest	Dec. 31, 2011 Non-controlling interest	Dec. 31, 2010 Non-controlling interest	Sep. 30, 2012 Vantiv Holding and Transactive	Sep. 30, 2011 Vantiv Holding and Transactive	Dec. 31, 2009 Vantiv Holding and Transactive	Sep. 30, 2012 Vantiv Holding and Transactive	Sep. 30, 2011 Vantiv Holding and Transactive	Dec. 31, 2011 Vantiv Holding and Transactive	Dec. 31, 2010 Vantiv Holding and Transactive	Sep. 30, 2012 Vantiv Holding and Transactive Vantiv, Inc.	Sep. 30, 2011 Vantiv Holding and Transactive Vantiv, Inc.	Dec. 31, 2009 Vantiv Holding and Transactive Vantiv, Inc.	Sep. 30, 2012 Vantiv Holding and Transactive Vantiv, Inc.	Sep. 30, 2011 Vantiv Holding and Transactive Vantiv, Inc.	Dec. 31, 2011 Vantiv Holding and Transactive Vantiv, Inc.	Dec. 31, 2010 Vantiv Holding and Transactive Vantiv, Inc.	Sep. 29, 2010 Vantiv Holding Class D Units Phantom Equity Plan	Jun. 30, 2009 Vantiv Holding Fifth Third Class C Non-Voting Units	Dec. 31, 2011 Vantiv Holding Warrants	Dec. 31, 2011 Vantiv Holding Warrants Fifth Third item
Reconciliation of net income (loss) attributable to non-controlling interests
Net (loss) income	$ 48,639,000	$ 28,683,000	$ 14,587,000	$ 53,289,000	$ 45,043,000	$ 84,810,000	$ 54,917,000							$ 16,728,000	$ 24,433,000	$ 24,516,000	$ 48,570,000	$ 32,924,000
Items not allocable to non-controlling interests:
Transaction costs incurred by Vantiv, Inc.			11,324,000																									11,324,000
Losses related to put rights			(9,100,000)	0	(100,000)	(800,000)	(4,300,000)																					9,100,000			800,000	4,300,000
Other expenses	0			0																							0	13,000		156,000	61,000	79,000
Vantiv, Inc. income tax expense	20,895,000	11,532,000	(191,000)	22,848,000	14,083,000	32,309,000	(956,000)																			13,114,000	6,033,000	(934,000)	2,556,000	4,763,000	13,310,000	7,800,000
Net income (loss) attributable to Vantiv, Inc.	24,264,000	11,648,000		28,856,000	20,527,000														61,753,000	34,716,000	34,090,000	55,845,000	49,962,000	98,981,000	67,096,000
Net (loss) income attributable to non-controlling interest	24,375,000	17,035,000	16,728,000	24,433,000	24,516,000	48,570,000	32,924,000												24,375,000	17,035,000	16,728,000	24,433,000	24,516,000	48,570,000	32,924,000
Percentage of net income attributable to non-controlling interests																								49.07%
Units allowed to be purchased under warrants																																		20,400,000
Warrant expiration term from issue date																																			20 years
Warrant expiration term following exercise of put rights																																			60 days
Purchase price of underlying units of the warrant																																				15.98
Value of warrants											65,400,000
Assumptions for valuation of warrants
Expected term												10 years	20 years
Expected volatilities (as a percent)												37.50%	44.40%
Risk free rate (as a percent)												4.03%	4.33%
Expected dividend rates (as a percent)											0.00%
Units authorized for issuance								15,300,000																									15,300,000
Paid-in capital related to share-based payments									$ 3,300,000	$ 1,700,000							$ 3,100,000	$ 1,700,000

COMMITMENTS, CONTINGENCIES AND GUARANTEES (Details) (USD $)	6 Months Ended		12 Months Ended
	Dec. 31, 2009	Jun. 30, 2009	Dec. 31, 2011	Dec. 31, 2010
Future minimum commitments under non-cancelable operating leases
2012			$ 6,728,000
2013			5,235,000
2014			3,195,000
2015			1,368,000
2016			1,296,000
Thereafter			9,194,000
Total			27,016,000
Rent expense under operating lease	$ 3,600,000	$ 300,000	$ 9,800,000	$ 7,800,000

EMPLOYEE BENEFIT PLANS (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Dec. 31, 2009	Jun. 30, 2009	Dec. 31, 2011	Dec. 31, 2010
EMPLOYEE BENEFIT PLANS
Expenses associated with the defined contribution savings plan	$ 2.4	$ 1	$ 3.6	$ 5.1

SHARE-BASED COMPENSATION (Details) (USD $) In Millions, except Share data, unless otherwise specified	9 Months Ended			1 Months Ended		6 Months Ended	12 Months Ended					12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Jun. 30, 2009	Sep. 30, 2010 Class D Units	Sep. 29, 2010 Class D Units	Dec. 31, 2009 Time awards	Dec. 31, 2011 Time awards	Dec. 31, 2010 Time awards	Dec. 31, 2010 Time awards Non-employee	Dec. 31, 2011 Performance awards	Dec. 31, 2010 Performance awards	Dec. 31, 2010 Performance awards Non-employee
STOCK-BASED INCENTIVE PLANS
Aggregate number of Units that may be issued under Phantom Equity Plan (in shares)			15,300,000		15,300,000
Vesting period							5 years
Period of participant's continued service							7 years
Shares
Outstanding, beginning of period (in shares)							7,669,121	4,170,566		5,389,005
Granted (in shares)						4,170,566	1,156,479	3,997,052	222,884	578,277		111,443
Forfeited or expired (in shares)							94,324	498,497		47,164
Outstanding, end of period (in shares)						4,170,566	8,731,276	7,669,121		5,920,118
Weighted-Average Exercise Price
Outstanding, beginning of period (in dollars per share)							$ 6.62	$ 6.28		$ 6.62	$ 6.28
Granted (in dollars per share)							$ 8.84			$ 8.84
Forfeited or expired (in dollars per share)							$ 6.69			$ 6.69
Outstanding, end of period (in dollars per share)							$ 6.62	$ 6.28		$ 6.62	$ 6.28
Additional disclosures
Requisite service period							7 years
Compensation cost	$ 26.9	$ 2.2				$ 0.6	$ 3	$ 2.8	$ 0.9
Unrecognized share-based compensation expense							26.8
Weighted-average period for recognition of unrecognized compensation cost							5 years 1 month 6 days
Value of awards outstanding										$ 17.1	$ 15.6
Weighted-average grant-date fair value
Non vested, beginning of period (in dollars per share)							$ 3.74	$ 3.71
Granted (in dollars per share)				$ 4.11		$ 3.71	$ 3.68	$ 3.78	$ 4.12
Forfeited (in dollars per share)							$ 3.74	$ 3.66
Non vested, end of period (in dollars per share)						$ 3.71	$ 3.97	$ 3.74
Weighted-average assumptions
Expected option life at grant						7 years	7 years	7 years
Expected option life at remeasurement						6 years 8 months 12 days		6 years 3 months 18 days
Expected volatility (as a percent)						37.40%	35.00%	36.00%
Expected dividend yield (as a percent)						0.00%	0.00%	0.00%
Risk-free interest rate (as a percent)						3.30%	2.60%	1.70%

SHARE-BASED COMPENSATION (Details 2) (USD $) In Millions, unless otherwise specified	9 Months Ended		6 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Jun. 30, 2009 Predecessor	Dec. 31, 2011 Stock options Fifth Third	Dec. 31, 2011 Stock options Fifth Third Minimum	Dec. 31, 2011 Stock options Fifth Third Maximum	Dec. 31, 2011 SARs Fifth Third	Dec. 31, 2011 Restricted shares Fifth Third
SHARE-BASED COMPENSATION
Expiration term				10 years			10 years
Vesting period					3 years	4 years	4 years	4 years
Vesting period one under rateable vesting								3 years
Vesting period two under rateable vesting								4 years
Vesting period three under rateable vesting								5 years
Compensation cost	$ 26.9	$ 2.2	$ 1.1

INCOME TAXES (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended		6 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2009	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2009 Predecessor
Current income tax expense:
U.S. income taxes			$ 6,111			$ (1,462)	$ 5,364	$ 32,484
State and local income taxes			1,662			2,638	2,435	3,492
Total current tax expense			7,773			1,176	7,799	35,976
Deferred income tax expense (benefit):
U.S. income taxes			(7,022)			30,997	4,261	852
State and local income taxes			(942)			136	(13,016)	63
Total deferred tax expense (benefit)			(7,964)			31,133	(8,755)	915
Applicable income tax expense (benefit)			(191)			32,309	(956)	36,891
Reconciliation of the U.S. income tax rate and the Company's effective tax rate
Federal statutory tax rate (as a percent)			35.00%			35.00%	35.00%	35.00%
Effect of conversion to partnership (as a percent)								(5.20%)
State taxes - net of federal benefit (as a percent)			6.20%			4.10%	3.30%	3.20%
Change in state and local tax rates (as a percent)						(1.30%)	(23.10%)
Non-controlling interest (as a percent)			(48.70%)			(11.00%)	(16.90%)
Decrease in partnership basis (as a percent)			6.20%
Other - net (as a percent)						0.30%	(0.10%)
Effective tax rate (as a percent)	30.10%	28.70%	(1.30%)	30.00%	23.80%	27.10%	(1.80%)	33.00%
Deferred tax assets
Net operating losses						34,919	42,414
Employee benefits						11	491
Other assets						213	382
Partnership basis							7,380
Other accruals and reserves						831	1,518
Deferred tax assets						35,974	52,185
Deferred tax liabilities
Property and equipment						(629)	(306)
Goodwill and intangible assets						(27,014)	(25,050)
Partnership basis						(7,136)
Deferred tax liability						(34,779)	(25,356)
Deferred tax asset - net						$ 1,195	$ 26,829

INCOME TAXES (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Carryforwards
Income tax receivable	$ 13.8	$ 2.9
Federal
Carryforwards
Cumulative loss carryforwards	100.7
State
Carryforwards
Cumulative loss carryforwards	$ 6.2

FAIR VALUE MEASUREMENTS (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2009 Level 3	Dec. 31, 2011 Level 3	Dec. 31, 2010 Level 3	Dec. 31, 2010 Level 3 Free-standing put rights	Dec. 31, 2010 Level 3 Free-standing put rights Minimum	Dec. 31, 2010 Level 3 Free-standing put rights Maximum	Sep. 30, 2012 Recurring basis Level 2 Interest rate swaps	Dec. 31, 2011 Recurring basis Level 2 Interest rate swaps	Dec. 31, 2010 Recurring basis Level 3 Free-standing put rights	Sep. 30, 2012 Recurring basis Level 3 Interest rate swaps	Dec. 31, 2011 Recurring basis Level 3 Interest rate swaps
Liabilities:
Fair value of interest rate swap	$ 0	$ 30,094							$ 0	$ 30,094		$ 0	$ 0
Assets:
Fair value of free-standing put rights											800
Assumptions used in the Black-Scholes option valuation model
Expected term							6 months	3 years
Expected volatility (as a percent)							25.60%	44.60%
Risk free rate (as a percent)							0.23%	1.05%
Expected dividend rate (as a percent)						0.00%
Reconciliation of assets measured at fair value on a recurring basis
Beginning balance			14,200	800	5,100
Losses included in earnings			(9,100)	(800)	(4,300)
Ending balance			$ 5,100		$ 800

FAIR VALUE MEASUREMENTS (Details 2) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets:
Settlement assets	$ 110,946	$ 46,840	$ 29,044
Liabilites:
Settlement obligations	248,752	208,669	229,131
Non-recurring basis | Carrying Amount
Assets:
Cash and cash equivalents	380,757	370,549	236,512
Settlement assets	110,946	46,840	29,044
Liabilites:
Settlement obligations	248,752	208,669	229,131
Notes payable	1,228,980	1,754,709	1,756,278
Non-recurring basis | Fair Value
Assets:
Cash and cash equivalents	380,757	370,549	236,512
Settlement assets	110,946	46,840	29,044
Liabilites:
Settlement obligations	248,752	208,669	229,131
Notes payable	$ 1,235,631	$ 1,769,035	$ 1,799,938

ACCUMULATED OTHER COMPREHENSIVE LOSS (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011
ACCUMULATED OTHER COMPREHENSIVE LOSS
Unrealized loss on hedging activities, pretax activity					$ (29,424)
Unrealized loss on hedging activities, tax effect					5,495
Unrealized loss on hedging activities, net activity	0	(13,211)	0	(21,113)	(23,929)
Accumulated Other Comprehensive Loss Attributable To:
Non-Controlling Interests					(14,415)
Vantiv, Inc.					$ (9,514)

RELATED PARTY TRANSACTIONS (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2009 Predecessor transactions Shared Services Allocations	Jun. 30, 2009 Predecessor transactions IT Allocations	Jun. 30, 2009 Predecessor transactions Centralized Operations Allocations	Jun. 30, 2009 Predecessor transactions Funds Transfer Pricing	Dec. 31, 2009 Fifth Third	Jun. 30, 2009 Fifth Third	Dec. 31, 2011 Fifth Third	Dec. 31, 2010 Fifth Third	Dec. 31, 2011 Fifth Third TSA	Dec. 31, 2010 Fifth Third TSA	Dec. 31, 2009 Fifth Third IT Services TSA	Dec. 31, 2011 Fifth Third IT Services TSA	Dec. 31, 2010 Fifth Third IT Services TSA	Dec. 31, 2009 Fifth Third Back-Office Support Services TSA	Dec. 31, 2011 Fifth Third Back-Office Support Services TSA	Dec. 31, 2010 Fifth Third Back-Office Support Services TSA	Dec. 31, 2009 Fifth Third Employee Related Services TSA	Dec. 31, 2009 Fifth Third Other Services TSA	Dec. 31, 2011 Fifth Third Other Services TSA	Dec. 31, 2010 Fifth Third Other Services TSA	Jul. 31, 2009 Fifth Third Other Services Master lease and sublease agreements	Dec. 31, 2009 Fifth Third Other Services Master lease and sublease agreements	Dec. 31, 2011 Fifth Third Other Services Master lease and sublease agreements	Dec. 31, 2010 Fifth Third Other Services Master lease and sublease agreements	Dec. 31, 2009 Advent Management agreement	Dec. 31, 2011 Advent Management agreement	Dec. 31, 2010 Advent Management agreement	Jun. 30, 2009 CEO	Dec. 31, 2009 CEO
RELATED PARTY TRANSACTIONS
Receivables related to related party transactions	$ 4,394,000	$ 4,361,000	$ 2,933,000							$ 4,400,000	$ 2,900,000
Interest expense								59,700,000	9,800,000	18,400,000	101,600,000
Commitment fees								300,000	25,000	300,000	600,000
Deposit held with related party										288,400,000	179,700,000
Interest income on deposit								700,000	100,000	700,000	1,000,000
Payments related to cash and treasury management services								500,000		1,200,000	1,300,000																	500,000	1,000,000	1,000,000
Cost of services received				13,300,000	32,900,000	6,800,000	100,000							22,800,000	19,200,000	43,500,000	3,100,000	3,500,000	6,900,000	50,700,000	300,000	500,000	900,000		3,200,000	6,800,000	6,500,000
Lease term																								5 years
Amount due for services provided	752,000	3,814,000	12,466,000									1,600,000	9,000,000
Amount due under agreement in year one																													500,000
Amount due under agreement annually after year one																													1,000,000
Amount loaned to CEO to contribute to JPDN in order to make its investment in Vantiv Holding																															1,500,000
Payment of income tax liability for related party																																$ 1,400,000

SUPPLEMENTAL CASH FLOW INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	9 Months Ended		12 Months Ended		6 Months Ended
	Dec. 31, 2009	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2009 Predecessor	Jun. 30, 2009 Predecessor Fifth Third
CASH PAYMENTS:
Interest (including funds transfer pricing)	$ 59,484	$ 50,720	$ 82,267	$ 106,459	$ 101,137	$ 10,327
Taxes	10,716	12,247	5,950	12,127	7,745		36,891
NONCASH ITEMS:
Assets acquired under capital lease obligations				19,711
Assets acquired under debt obligations				19,302
Transfers in of fixed assets, net	2,646			1,254	146	8,659
Assumptions of debt and interest payable from Fifth Third Bank							1,250,976
Liabilities transferred from Fifth Third Bank							9,774
Receivables transferred to Fifth Third Bank							68,817
Deferred tax assets transferred to Fifth Third Bank							$ 2,581

SEGMENT INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended		3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended		3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended		6 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2009	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Merchant Services	Sep. 30, 2011 Merchant Services	Dec. 31, 2009 Merchant Services	Sep. 30, 2012 Merchant Services	Sep. 30, 2011 Merchant Services	Dec. 31, 2011 Merchant Services	Dec. 31, 2010 Merchant Services	Sep. 30, 2012 Financial Institution Services	Sep. 30, 2011 Financial Institution Services	Dec. 31, 2009 Financial Institution Services	Sep. 30, 2012 Financial Institution Services	Sep. 30, 2011 Financial Institution Services	Dec. 31, 2011 Financial Institution Services	Dec. 31, 2010 Financial Institution Services	Sep. 30, 2012 General Corporate/Other	Sep. 30, 2011 General Corporate/Other	Sep. 30, 2012 General Corporate/Other	Sep. 30, 2011 General Corporate/Other	Dec. 31, 2011 General Corporate/Other	Dec. 31, 2010 General Corporate/Other	Jun. 30, 2009 Predecessor	Jun. 30, 2009 Predecessor Merchant Services	Jun. 30, 2009 Predecessor Financial Institution Services
Result of operation for each segment
Total revenue	$ 466,736	$ 409,364	$ 506,002	$ 1,369,147	$ 1,183,374	$ 1,622,421	$ 1,162,132	$ 354,120	$ 299,318	$ 320,355	$ 1,028,926	$ 853,739	$ 1,185,253	$ 756,930	$ 112,616	$ 110,046	$ 185,647	$ 340,221	$ 329,635	$ 437,168	$ 405,202	$ 0	$ 0	$ 0	$ 0			$ 444,724	$ 264,224	$ 180,500
Network fees and other costs	208,239	192,466	254,925	617,691	560,376	756,735	595,995	177,084	158,315	207,008	517,499	456,799	620,852	476,932	31,155	34,151	47,917	100,192	103,577	135,883	119,063	0	0	0	0			221,680	171,570	50,110
Sales and marketing	69,313	56,495	32,486	212,602	172,284	236,917	98,418	63,046	50,748	24,410	193,394	152,263	211,062	73,441	6,267	5,400	8,076	19,208	18,711	24,046	22,964	0	347	0	1,310	1,809	2,013	37,561	26,497	11,064
Segment profit	$ 189,184	$ 160,403	$ 218,591	$ 538,854	$ 450,714	$ 628,769	$ 467,719	$ 113,990	$ 90,255	$ 88,937	$ 318,033	$ 244,677	$ 353,339	$ 206,557	$ 75,194	$ 70,495	$ 129,654	$ 220,821	$ 207,347	$ 277,239	$ 263,175	$ 0	$ (347)	$ 0	$ (1,310)	$ (1,809)	$ (2,013)	$ 185,483	$ 66,157	$ 119,326

SEGMENT INFORMATION (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended		6 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2009	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2009 Predecessor
Reconciliation of total segment profit to the company's (loss) income before applicable income taxes
Total segment profit	$ 189,184	$ 160,403	$ 218,591	$ 538,854	$ 450,714	$ 628,769	$ 467,719	$ 185,483
Less: Other operating cost	(40,376)	(35,028)	(48,275)	(119,802)	(107,748)	(143,420)	(124,383)
Less: General and administrative	(28,600)	(18,896)	(38,058)	(86,387)	(68,503)	(86,870)	(58,091)	(8,468)
Less: Depreciation and amortization	(40,618)	(40,066)	(49,885)	(119,181)	(115,767)	(155,326)	(110,964)	(2,356)
Less: Allocated expenses								(52,980)
Less: Interest expense - net	(10,056)	(26,198)	(58,877)	(44,675)	(85,771)	(111,535)	(116,020)	(9,780)
Less: Non-operating expenses	0	0	(9,100)	(92,672)	(13,799)	(14,499)	(4,300)	(127)
Income before applicable income taxes	$ 69,534	$ 40,215	$ 14,396	$ 76,137	$ 59,126	$ 117,119	$ 53,961	$ 111,772

OTHER INFORMATION (Details)	1 Months Ended	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2012	Mar. 21, 2012
Class A Common Stock
OTHER INFORMATION
Stock split ratio	175.76	175.76
Conversion ratio for conversion of non-voting LLC units into common stock	1	1	1
Vantiv Holding | Class A units
OTHER INFORMATION
Stock split ratio	1.7576
Vantiv Holding | Class B units
OTHER INFORMATION
Stock split ratio	1.7576
Vantiv Holding | Fifth Third | Common stock
OTHER INFORMATION
Conversion ratio for conversion of units into common stock	1

CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2009	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Revenue:
External customers	$ 447,126	$ 391,916	$ 476,520	$ 1,311,996	$ 1,131,293	$ 1,553,069	$ 1,099,057
Related party revenues	19,610	17,448	29,482	57,151	52,081	69,352	63,075
Total revenue	466,736	409,364	506,002	1,369,147	1,183,374	1,622,421	1,162,132
Network fees and other costs	208,239	192,466	254,925	617,691	560,376	756,735	595,995
Sales and marketing	69,313	56,495	32,486	212,602	172,284	236,917	98,418
Other operating costs	40,376	35,028	48,275	119,802	107,748	143,420	124,383
General and administrative	28,600	18,896	38,058	86,387	68,503	86,870	58,091
Depreciation and amortization	40,618	40,066	49,885	119,181	115,767	155,326	110,964
Income from operations	79,590	66,413	82,373	213,484	158,696	243,153	174,281
Interest expense-net	(10,056)	(26,198)	(58,877)	(44,675)	(85,771)	(111,535)	(116,020)
Non-operating expenses	0	0	(9,100)	(92,672)	(13,799)	(14,499)	(4,300)
Income before applicable income taxes	69,534	40,215	14,396	76,137	59,126	117,119	53,961
Income tax (benefit) expense	20,895	11,532	(191)	22,848	14,083	32,309	(956)
Net income	48,639	28,683	14,587	53,289	45,043	84,810	54,917
Less: Net income attributable to non-controlling interests	(24,375)	(17,035)	(16,728)	(24,433)	(24,516)	(48,570)	(32,924)
Net income (loss) attributable to Vantiv, Inc.	$ 24,264	$ 11,648		$ 28,856	$ 20,527
Net income per share of Class A common stock attributable to Vantiv, Inc.:
Basic (in dollars per share)			$ (0.02)			$ 0.4	$ 0.25
Diluted (in dollars per share)			$ (0.02)			$ 0.4	$ 0.25
Shares used in computing net income (loss) per common share:
Basic (in shares)			89,515,617			89,515,617	89,515,617
Diluted (in shares)			89,515,617			89,515,617	89,515,617
Class A Common Stock
Net income per share of Class A common stock attributable to Vantiv, Inc.:
Basic (in dollars per share)	$ 0.2	$ 0.13		$ 0.26	$ 0.23
Diluted (in dollars per share)	$ 0.19	$ 0.13		$ 0.24	$ 0.23
Shares used in computing net income (loss) per common share:
Basic (in shares)	122,959,429	89,515,617		112,953,425	89,515,617
Diluted (in shares)	131,127,197	89,515,617		119,600,082	89,515,617

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2009	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Net income	$ 48,639	$ 28,683	$ 14,587	$ 53,289	$ 45,043	$ 84,810	$ 54,917
Other comprehensive income (loss), net of tax:
Reclassification adjustment for losses included in net income	0	0		23,929	0
Unrealized loss on hedging activities	0	(13,211)		0	(21,113)	(23,929)
Comprehensive income	48,639	15,472	14,587	77,218	23,930	60,881	54,917
Less: Comprehensive income attributable to non-controlling interests	(24,375)	(7,982)	(16,728)	(38,848)	(10,047)	(34,155)	(32,924)
Comprehensive income (loss) attributable to Vantiv, Inc.	$ 24,264	$ 7,490	$ (2,141)	$ 38,370	$ 13,883	$ 26,726	$ 21,993

CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 380,757	$ 370,549
Accounts receivable-net	367,047	368,658
Related party receivable	4,394	4,361
Settlement assets	110,946	46,840
Prepaid expenses	11,512	8,642
Other	17,765	20,947
Total current assets	892,421	819,997
Customer incentives	19,709	17,493
Property and equipment-net	161,219	152,310
Intangible assets-net	837,001	916,198
Goodwill	1,532,374	1,532,374
Deferred taxes	12,292	4,292
Other assets	24,281	47,046
Total assets	3,479,297	3,489,710
Current liabilities:
Accounts payable and accrued expenses	213,017	193,706
Related party payable	752	3,814
Settlement obligations	248,752	208,669
Current portion of note payable to related party	16,000	3,803
Current portion of note payable	36,500	12,408
Deferred income	9,830	7,313
Current maturities of capital lease obligations	5,068	4,607
Other	2,477	6,400
Total current liabilities	532,396	440,720
Long-term liabilities:
Note payable to related party	296,000	373,592
Note payable	880,480	1,364,906
Tax receivable agreement obligations	333,000	0
Capital lease obligations	9,552	12,322
Deferred taxes	9,263	9,263
Other	1,423	33,187
Total long-term liabilities	1,529,718	1,793,270
Total liabilities	2,062,114	2,233,990
Commitments and contingencies (See Note 7)
Equity:
Common stock		1
Preferred stock, $0.00001 par value; 10,000,000 shares authorized; no shares issued and outstanding	0	0
Paid-in capital	676,232	581,241
Retained earnings	40,740	51,970
Accumulated other comprehensive loss	0	(9,514)
Treasury stock, at cost; 891,904 shares at September 30, 2012	(16,126)	0
Total Vantiv, Inc. equity	700,847	623,698
Non-controlling interests	716,336	632,022
Total equity	1,417,183	1,255,720
Total liabilities and equity	3,479,297	3,489,710
Class A Common Stock
Equity:
Common stock	1	1
Class B Common Stock
Equity:
Common stock	$ 0	$ 0

CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Common stock, par value (in dollars per share)		$ 0.00001
Common stock, shares authorized		89,637,770
Common stock, shares issued		89,515,617
Common stock, shares outstanding		89,515,617
Preferred stock, par value (in dollars per share)	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Treasury stock, shares	891,904
Intangible assets, accumulated amortization (in dollars)	$ 357,414	$ 267,688
Class A Common Stock
Common stock, par value (in dollars per share)	$ 0.00001	$ 0.00001
Common stock, shares authorized	890,000,000	890,000,000
Common stock, shares issued	128,688,231	89,515,617
Common stock, shares outstanding	128,688,231	89,515,617
Class B Common Stock
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	83,919,136	0
Common stock, shares outstanding	83,919,136

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011
Operating Activities:
Net income	$ 53,289	$ 45,043	$ 84,810
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization expense	119,181	115,767	155,326
Loss on derivative assets	0	100	800
Amortization of customer incentives	4,567	2,574	3,511
Amortization and write-off of debt issuance costs	58,407	17,346	19,544
Share-based compensation expense	26,889	2,202	2,974
Deferred taxes	0	(2,255)	31,133
Other non-cash items	0	711	303
Change in operating assets and liabilities:
Decrease in accounts receivable and related party receivable	1,578	19,403	(25,715)
Decrease in net settlement assets and obligations	(24,023)	(31,380)	(38,258)
Increase in customer incentives	(6,783)	(8,243)	(11,385)
Decrease (increase) in prepaid and other assets	4,192	(708)	(10,532)
Increase (decrease) in accounts payable and accrued expenses	11,333	(8,234)	30,693
Decrease in payable to related party	(3,062)	(1,932)	(8,652)
Increase in other liabilities	1,332	(694)	(1,098)
Net cash provided by operating activities	246,900	149,700	233,454
Investing Activities:
Purchases of property and equipment	(38,245)	(46,232)	(62,714)
Acquisition of customer portfolios and related assets	(10,530)	(1,226)	(3,906)
Purchase of investments	0	(3,300)	(3,300)
Net cash used in investing activities	(48,775)	(50,758)	(69,920)
Financing Activities:
Proceeds from initial public offering, net of offering costs of $39,091	460,913	0
Proceeds from follow-on offering, net of offering costs of $1,951	33,512	0
Proceeds from issuance of long-term debt	1,248,750	0
Repayment of debt and capital lease obligations	(1,793,074)	(15,443)	(20,373)
Payment of debt issuance costs	(28,949)	(6,276)	(6,276)
Purchase of Class B units in Vantiv Holding from Fifth Third	(33,512)	0
Repurchase of Class A common stock (to satisfy tax withholding obligations)	(16,126)	0
Tax benefit from employee share-based compensation	13,436	0
Distribution to funds managed by Advent International Corporation	(40,086)	0
Distribution to non-controlling interests	(32,781)	(2,792)	(2,848)
Net cash (used in) provided by financing activities	(187,917)	(24,511)	(29,497)
Net increase (decrease) in cash and cash equivalents	10,208	74,431	134,037
Cash and cash equivalents-Beginning of period	370,549	236,512	236,512
Cash and cash equivalents-End of period	380,757	310,943	370,549
Cash Payments:
Interest	50,720	82,267	106,459
Taxes	12,247	5,950	12,127
Non-cash Items:
Issuance of tax receivable agreements	333,000	0
Assets acquired under capital lease obligations	1,202	18,702
Assets acquired under debt obligations	0	19,227
Accrual of secondary offering costs	$ 3,000	$ 0

CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $) In Thousands, unless otherwise specified	9 Months Ended
Sep. 30, 2012
Proceeds from initial public offering, offering costs	$ 39,091
Proceeds from follow-on offering, offering costs	$ 1,951

CONSOLIDATED STATEMENTS OF EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total USD ($)	Common Stock USD ($)	Treasury Stock USD ($)	Paid-in Capital USD ($)	Retained Earnings USD ($)	Accumulated Other Comprehensive (Loss) Income USD ($)	Non-controlling Interests USD ($)	Class A Common Stock	Class A Common Stock Common Stock USD ($)	Class B Common Stock	Class B Common Stock Common Stock USD ($)
Balance at Jun. 30, 2009
Increase (Decrease) in Stockholders' Equity
Net income	$ 14,587				$ (2,141)		$ 16,728
Distribution to non-controlling interests	(17,841)						(17,841)
Ending Balance at Dec. 31, 2009	1,162,642	1		577,989	(6,263)		590,915
Increase (Decrease) in Stockholders' Equity
Net income	54,917				21,993		32,924
Distribution to non-controlling interests	(26,257)						(26,257)
Share-based compensation	3,411			1,737			1,674
Ending Balance at Dec. 31, 2010	1,194,713	1		579,726	15,730	0	599,256		1
Closing balance (in shares) at Dec. 31, 2010	89,515,617								89,516,000
Increase (Decrease) in Stockholders' Equity
Net income	45,043				20,527		24,516
Unrealized gain (loss) on hedging activities	(21,113)					(6,644)	(14,469)
Distribution to non-controlling interests	(2,792)						(2,792)
Share-based compensation	2,202			1,121			1,081
Ending Balance at Sep. 30, 2011	1,218,053			580,847	36,257	(6,644)	607,592		1
Closing balance (in shares) at Sep. 30, 2011									89,516,000
Balance at Dec. 31, 2010	1,194,713	1		579,726	15,730	0	599,256		1
Opening balance (in shares) at Dec. 31, 2010	89,515,617								89,516,000
Increase (Decrease) in Stockholders' Equity
Net income	84,810				36,240		48,570
Unrealized gain (loss) on hedging activities	(23,929)					(9,514)	(14,415)
Distribution to non-controlling interests	(2,848)						(2,848)
Share-based compensation	2,974			1,515			1,459
Ending Balance at Dec. 31, 2011	1,255,720	1	0	581,241	51,970	(9,514)	632,022		1		0
Closing balance (in shares) at Dec. 31, 2011	89,515,617		0					89,515,617	89,516,000		0
Increase (Decrease) in Stockholders' Equity
Net income	53,289				28,856		24,433
Issuance of Class A common stock upon initial public offering, net of offering costs	457,913			457,913
Issuance of Class A common stock to public (in shares)									29,412,000
Issuance of Class A common stock in connection with follow-on offering, net of offering costs	33,512			33,512
Issuance of Class A common stock in connection with follow-on offering, net of offering costs (in shares)									2,086,000
Issuance of Class A common stock to prior unit holders under the Vantiv Holding Management Phantom Equity Plan (in shares)									8,716,000
Tax benefit from employee share-based compensation	13,436			13,436
Issuance of Class A common stock to JPDN in exchange for Class A and Class B units in Vantiv Holding held by JPDN				4,074			(4,074)
Issuance of Class A common stock to JPDN in exchange for Class A and Class B units in Vantiv Holding held by JPDN (in shares)									240,000
Repurchase of Class A common stock (to satisfy tax withholding obligation)	(16,126)		(16,126)
Repurchase of Class A common stock (to satisfy tax withholding obligation) (in shares)			(892,000)						(892,000)
Issuance of Class B common stock under Recapitalization Agreement (in shares)											86,005,000
Purchase of Class B units in Vantiv Holding from Fifth Third and cancellation of related Class B common stock	(33,512)						(33,512)
Purchase of Class B units in Vantiv Holding from Fifth Third and cancellation of related Class B common stock (in shares)											(2,086,000)
Issuance of tax receivable agreements	(325,000)			(325,000)
Cash flow hedge reclassification adjustment	23,929					9,514	14,415
Distribution to non-controlling interests	(32,781)						(32,781)
Distribution to funds managed by Advent International Corporation	(40,086)				(40,086)
Share-based compensation	26,889			16,170			10,719
Forfeitures of restricted stock awards (in shares)									(390,000)
Reallocation of non-controlling interests of Vantiv Holding				(105,114)			105,114
Ending Balance at Sep. 30, 2012	$ 1,417,183		$ (16,126)	$ 676,232	$ 40,740	$ 0	$ 716,336		$ 1		$ 0
Closing balance (in shares) at Sep. 30, 2012			892,000					128,688,231	128,688,000	83,919,136	83,919,000

BASIS OF PRESENTATION	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
BASIS OF PRESENTATION
BASIS OF PRESENTATION
BASIS OF PRESENTATION

Description of Business

Vantiv, Inc., a Delaware corporation, is a holding company that conducts its operations through its majority-owned subsidiary, Vantiv Holding, LLC (“Vantiv Holding”). Vantiv, Inc. and Vantiv Holding are referred to collectively as the “Company,” “Vantiv,” “we,” “us” or “our,” unless the context requires otherwise.

The Company provides electronic payment processing services to merchants and financial institutions throughout the United States of America. The Company markets its services through diverse distribution channels, including a direct sales force, relationships with a broad range of independent sales organizations (“ISOs”), merchant banks, value-added resellers and trade associations as well as arrangements with core processors.

Segments

The Company’s segments consist of the Merchant Services segment and the Financial Institution Services segment. The Company’s Chief Executive Officer (“CEO”), who is the chief operating decision maker (“CODM”), evaluates the performance and allocates resources based on the operating results of each segment. Below is a summary of each segment:

•
Merchant Services—Provides merchant acquiring and payment processing services to large national merchants, regional and small-to-mid sized businesses. Merchant services are sold to small to large businesses through both direct and indirect distribution channels. Merchant Services includes all aspects of card processing including authorization and settlement, customer service, chargeback and retrieval processing and interchange management.

•
Financial Institution Services—Provides card issuer processing, payment network processing, fraud protection, card production, prepaid program management, automated teller machine (“ATM”) driving and network gateway and switching services that utilize the Company’s proprietary Jeanie personal identification number ("PIN") debit payment network to a diverse set of financial institutions, including regional banks, community banks, credit unions and regional PIN networks. Financial Institution Services also provides statement production, collections and inbound/outbound call centers for credit transactions, and other services such as credit card portfolio analytics, program strategy and support, fraud and security management and chargeback and dispute services.

Initial Public Offering and Reorganization Transactions

On March 21, 2012, Vantiv, Inc. completed the initial public offering (“IPO”) of its Class A common stock. Immediately prior to the consummation of the IPO, the Company executed several reorganization transactions, collectively referred to as the “Reorganization Transactions.” The Reorganization Transactions included, among other things, the following:

•	Amendment and restatement of Vantiv, Inc.’s certificate of incorporation to provide for Class A and Class B common stock (see Note 9 for further discussion of the Company’s capital stock);

•
Reclassification of Vantiv, Inc.’s existing common stock into shares of Class A common stock and a 175.76 for 1 stock split of the Class A common stock, which has been retrospectively reflected within these consolidated financial statements;

•	Amendment and restatement of the Vantiv Holding Limited Liability Company Agreement and a 1.7576 for 1 split of the Class A units and Class B units of Vantiv Holding;

•
Execution of an exchange agreement (the “Exchange Agreement”) among the Company and Fifth Third Bank, a subsidiary of Fifth Third Bancorp, and FTPS Partners, LLC, a wholly-owned subsidiary of Fifth Third Bank, collectively referred to as “Fifth Third,” to provide for a 1 to 1 ratio between the units of Vantiv Holding and the common stock of Vantiv, Inc., and the exchange of Class B units and Class C non-voting units of Vantiv Holding for Class A common stock of Vantiv, Inc. on a one-for-one basis, or, at Vantiv, Inc.’s option, for cash;

•
Exchange of Class A and Class B units of Vantiv Holding held by JPDN Enterprises, LLC (“JPDN”), an affiliate of Charles D. Drucker, the Company’s CEO, for shares of Vantiv, Inc.’s Class A common stock;

•
Execution of four tax receivable agreements (“TRAs”) with Vantiv Holding’s pre-IPO investors, which obligate the Company to make payments to such investors equal to 85% of the amount of cash savings, if any, in U.S. federal, state, local and foreign income tax that the Company realizes as a result of certain tax basis increases and net operating losses (“NOLs”) (see Note 4 for a discussion of the Company’s tax receivable agreements);

•
Execution of a recapitalization agreement with Vantiv Holding’s pre-IPO investors, pursuant to which, among other things, the Company paid Fifth Third Bank a $15.0 million fee related to the modification of its consent rights under the Amended and Restated Vantiv Holding Limited Liability Company Agreement, which is reflected as a distribution to non-controlling interests within the accompanying consolidated statements of cash flows and equity for the nine months ended September 30, 2012. Additionally, the Company made a $40.1 million cash distribution to funds managed by Advent International Corporation (“Advent”), which is reflected as such in the accompanying statements of cash flows and equity for the nine months ended September 30, 2012; and

•
Conversion of outstanding awards under the Vantiv Holding Management Phantom Equity Plan (“Phantom Equity Plan”) into unrestricted and restricted Class A common stock issued under the 2012 Vantiv, Inc. Equity Incentive Plan (“2012 Equity Incentive Plan”) (see Note 10 for a discussion of the Company’s share-based compensation plans).

In the IPO, Vantiv, Inc. issued and sold 29,412,000 shares of Class A common stock at a public offering price of $17.00 per share for net proceeds of $457.9 million after deducting underwriting discounts and commissions and other offering expenses, including $460.9 million from the IPO and $3.0 million accrued for offering costs associated with contractually obligated future offerings. The Company used the net proceeds to pay down a portion of the amount outstanding under its senior secured credit facilities. Vantiv, Inc. also issued 86,005,200 shares of Class B common stock, which give voting rights, but no economic interests, to Fifth Third. No proceeds were generated from the issuance of the Class B common stock. In connection with the exercise of the underwriters’ overallotment option, an additional 4,411,800 shares of Class A common stock were sold to the public at an offering price of $17.00 per share. Of the shares sold in the overallotment, 2,325,736 shares were sold by the selling stockholders and 2,086,064 shares were sold by Vantiv, Inc. Vantiv, Inc. used the net proceeds resulting from the shares it sold in the overallotment option to redeem an equivalent number of Class B units of Vantiv Holding held by Fifth Third pursuant to the Exchange Agreement. The Company did not receive any proceeds from the sale of shares by the selling stockholders.

On August 2, 2012, a secondary offering took place in which selling shareholders sold 14,064,500 shares of Vantiv Class A common stock at a price of $21.90 per share. The Company did not receive any proceeds from the sale of these shares.

Principles of Consolidation

The accompanying consolidated financial statements include the operations and accounts of the Company and all subsidiaries thereof and all intercompany balances and transactions have been eliminated upon consolidation.

As of September 30, 2012, Vantiv, Inc. and Fifth Third owned interests in Vantiv Holding of 60.53% and 39.47%, respectively. Prior to the IPO, Vantiv, Inc., Fifth Third and JPDN owned interests in Vantiv Holding of 50.93%, 48.93% and 0.14%, respectively. Also prior to the IPO, Vantiv, Inc. owned a majority interest in Transactive Ecommerce Solutions Inc. (“Transactive”) which was reorganized as a wholly-owned subsidiary of Vantiv, LLC immediately prior to the IPO for bank regulatory purposes. Vantiv, LLC is a wholly-owned subsidiary of Vantiv Holding.

The Company accounts for non-controlling interests in accordance with Accounting Standards Codification (“ASC”) 810, Consolidation. Non-controlling interests represent the minority shareholders’ share of net income or loss of and equity in Vantiv Holding. Net income attributable to non-controlling interests does not include expenses incurred directly by Vantiv, Inc., including income tax expense attributable to Vantiv, Inc. All of the Company’s non-controlling interests are presented after Vantiv Holding income tax expense or benefit in the consolidated statements of income as “Net income attributable to non-controlling interests.” Non-controlling interests are presented as a component of equity in the consolidated statements of financial position.

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and should be read in conjunction with the Company’s 2011 audited financial statements and notes thereto included in the Company’s registration statement on Form S-1 (File no. 333-182802) (the “registration statement”) filed with the Securities and Exchange Commission (“SEC”). The accompanying consolidated financial statements are unaudited; however, in the opinion of management they include all normal recurring adjustments necessary for a fair presentation of the financial position of the Company as of September 30, 2012, the results of its operations for the three months and nine months ended September 30, 2012 and 2011 and cash flows and changes in shareholders’ equity for the nine months ended September 30, 2012 and 2011. The accompanying consolidated statement of financial position as of December 31, 2011 was derived from the Company’s 2011 audited financial statements included within the registration statement. Results of operations reported for interim periods are not necessarily indicative of results for the entire year.

Sponsorship

In order to provide electronic payment processing services, Visa, MasterCard and other payment networks require sponsorship of non-financial institutions by a member clearing bank. In June 2009, the Company entered into a ten-year agreement with Fifth Third Bank (the “Sponsoring Member”), to provide sponsorship services to the Company. Also, the Company has agreements with at least one other bank that provides the Company sponsorship into the card networks.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

1. BASIS OF PRESENTATION

Description of Business

        Vantiv, Inc., a Delaware corporation, is a holding company that conducts its operations through its majority-owned subsidiaries, Vantiv Holding, LLC ("Vantiv Holding") and Transactive Ecommerce Solutions Inc. ("Transactive"). Vantiv, Inc., Vantiv Holding and Transactive are referred to collectively as the "Company."

        The Company provides electronic payment processing services to merchants and financial institutions throughout the United States of America. The Company markets its services through diverse distribution channels, including a direct sales force, relationships with a broad range of independent sales organizations ("ISOs"), merchant banks, value-added resellers and trade associations as well as arrangements with core processors.

Segments

        The Company's segments consist of the Merchant Services segment and the Financial Institution Services segment. The Company's Chief Executive Officer ("CEO"), who is the chief operating decision maker ("CODM"), evaluates the performance and allocates resources based on the operating results of each segment. Below is a summary of each segment:

  •
  Merchant Services—Provides merchant acquiring and payment processing services to large national merchants, regional and small-to-mid sized businesses. Merchant services are sold to small to large businesses through both direct and indirect distribution channels. Merchant Services includes all aspects of card processing including authorization and settlement, customer service, chargeback and retrieval processing and interchange management.

  •
  Financial Institution Services—Provides card issuer processing, payment network processing, fraud protection, card production, prepaid program management, automated teller machine ("ATM") driving and network gateway and switching services that utilize the Company's proprietary Jeanie PIN debit payment network to a diverse set of financial institutions, including regional banks, community banks, credit unions and regional personal identification number ("PIN") networks. Financial Institution Services also provides statement production, collections and inbound/outbound call centers for credit transactions, and other services such as credit card portfolio analytics, program strategy and support, fraud and security management and chargeback and dispute services.

Principles of Consolidation

        The accompanying financial statements include the operations and accounts of the Company and all subsidiaries thereof. All intercompany balances and transactions with the Company's subsidiaries have been eliminated upon consolidation.

        Vantiv, Inc. owns a 50.93% interest in Vantiv Holding. Fifth Third Bank, an indirect wholly-owned subsidiary of Fifth Third Bancorp, FTPS Partners, LLC, a wholly-owned subsidiary of Fifth Third Bank, and JPDN Enterprises, LLC ("JPDN") an affiliate of Charles D. Drucker, the Company's CEO, own interests in Vantiv Holding of 44.52%, 4.41% and 0.14%, respectively. Vantiv, Inc., Fifth Third Financial Corporation, a wholly-owned subsidiary of Fifth Third Bancorp ("Fifth Third Financial"), and JPDN own interests in Transactive of 50.93%, 48.93% and 0.14%, respectively. See Note 9 for further discussion of interests in Vantiv Holding and Transactive.

        The Company accounts for non-controlling interests in accordance with Accounting Standards Codification ("ASC") 810, Consolidation. Non-controlling interests represent the minority shareholders' share of net income or loss of and equity in Vantiv Holding and Transactive. Net income attributable to non-controlling interests does not include expenses incurred directly by Vantiv, Inc., such as transaction costs incurred in connection with the acquisitions of Vantiv Holding and Transactive, losses related to put rights as discussed in Note 8 and income tax expense attributable to Vantiv, Inc. All of the Company's non-controlling interests are presented after Vantiv Holding and Transactive income tax expense or benefit in the statements of income as "Net income attributable to non-controlling interests." Non-controlling interests are presented as a component of equity in the statements of financial position and reflect the original investments by these non-controlling shareholders at fair value, the warrant held by Fifth Third Bank as discussed in Note 9 and the non-controlling interests' proportionate share of the earnings or losses of Vantiv Holding and Transactive, net of distributions.

Sale Transaction

        On June 30, 2009, Vantiv, Inc. acquired a majority interest in Vantiv Holding from Fifth Third Bank (the "Transaction"). Under the master investment agreement, Vantiv, Inc. acquired a 50.93% interest in Vantiv Holding. Fifth Third Bank retained a 48.93% interest, and JPDN acquired the remaining interest of 0.14%. In addition, Vantiv, Inc. acquired a 50.93% interest in Transactive. Fifth Third Financial retained a 48.93% interest in Transactive; and JPDN acquired the remaining interest of 0.14%.

        In conjunction with the Transaction, Fifth Third Bank received a warrant that allows Fifth Third Bank to purchase an incremental non-voting interest in Vantiv Holding. In connection with the Transaction, Vantiv, Inc. received put rights, exercisable by Vantiv, Inc., or Vantiv, Inc.'s stockholders, under certain circumstances, that if exercised obligate Fifth Third Bank to repurchase Vantiv, Inc.'s interest in Vantiv Holding. See Note 9 for additional disclosures regarding the warrant issued to Fifth Third Bank and Note 8 for additional disclosures related to Vantiv, Inc.'s put rights. Also, see Note 3 for a discussion of purchase accounting applied to the Transaction.

Basis of Presentation

        Prior to the Transaction, the Company's financial statements include the financial position, results of operations and cash flows of Vantiv Holding on a "carved-out" basis as it was operated as a business unit of Fifth Third Bank. Subsequent to the Transaction, the financial statements include the Company's consolidated financial position, results of operations and cash flows.

        The acquisition of a majority interest in Vantiv Holding and Transactive by Vantiv, Inc. was accounted for under the acquisition method of accounting in accordance with ASC 805, Business Combinations. The Company's accompanying consolidated financial statements and certain note presentations as of and for the periods ended subsequent to June 30, 2009 reflect a different basis of accounting from the accompanying combined financial statements, which were "carved-out" from Fifth Third Bancorp's consolidated financial statements for the six months ended June 30, 2009. Therefore, throughout these financial statements, the period ended June 30, 2009 has been labeled "Predecessor;" the periods ended subsequent to June 30 2009 are labeled "Successor." Where a particular disclosure, or portion thereof, is unique to the Predecessor or Successor Company, the Company is designated as such throughout these footnotes. The accompanying financial statements include a black line division which indicates that, in certain aspects, the Predecessor and Successor reporting entities are not comparable.

        The statements of equity presented herein have also been separately presented owing to the structural changes that occurred at the time of the Transaction. The Predecessor period presents a roll-forward of Fifth Third Bank's interest in the business unit, including net funding received from Fifth Third Bank. The non-cash contribution during the Successor period reflects the elimination of $670.2 million of parent company equity, the non-cash contribution by certain funds managed by Advent International Corporation ("Advent") of the ownership interest in Vantiv Holding and Transactive of $1,170.0 million (which includes $592.0 million attributable to non-controlling interests) and nominal expenses associated with the Transaction of approximately $4.1 million incurred by Advent on behalf of Vantiv, Inc. prior to the Transaction.

        The accompanying financial statements as of and for the six months ended June 30, 2009 are not necessarily indicative of the Predecessor Company had it been operated as stand-alone entity separate from Fifth Third Bank and may not be indicative of the future results of operations of the Company. Management believes the methodologies to allocate expenses to the Predecessor Company are reasonable and represent appropriate methods of determining the financial results of the Predecessor Company.

        The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP").

Sponsorship

        In order to provide electronic payment processing services, Visa, MasterCard and other payment networks require sponsorship of non-financial institutions by a member clearing bank. In conjunction with the Transaction, the Company entered into a ten-year agreement with Fifth Third Bank (the "Sponsoring Member"), to provide sponsorship services to the Company. Also, the Company has agreements with additional third-party banks that provide the Company sponsorship into the card networks.

Use of Estimates

        The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. Also, as discussed above and in Note 16, the accompanying statement of income for the six months ended June 30, 2009 includes allocations and estimates that are not necessarily indicative of the amounts that would have resulted if the Predecessor Company had been operating as a stand-alone entity during such periods.

SUMMARY OF SIGNIFICANT ACCOUNTING AND REPORTING POLICIES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING AND REPORTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING AND REPORTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING AND REPORTING POLICIES

Revenue Recognition

The Company has contractual agreements with its clients that set forth the general terms and conditions of the relationship including line item pricing, payment terms and contract duration. Revenues are recognized as earned (i.e., for transaction based fees, when the underlying transaction is processed) in conjunction with ASC 605, Revenue Recognition. ASC 605, Revenue Recognition, establishes guidance as to when revenue is realized or realizable and earned by using the following criteria: (1) persuasive evidence of an arrangement exists; (2) delivery has occurred or services have been rendered; (3)the seller’s price is fixed or determinable; and (4) collectibility is reasonably assured.

The Company follows guidance provided in ASC 605-45, Principal Agent Considerations. ASC 605-45, Principal Agent Considerations, states that whether a company should recognize revenue based on the gross amount billed to a customer or the net amount retained is a matter of judgment that depends on the facts and circumstances of the arrangement and that certain factors should be considered in the evaluation. The Company recognizes processing revenues net of interchange fees, which are assessed to the Company’s merchant customers on all processed transactions. Interchange rates are not controlled by the Company, which effectively acts as a clearing house collecting and remitting interchange fee settlement on behalf of issuing banks, debit networks, credit card associations and its processing customers. All other revenue is reported on a gross basis, as the Company contracts directly with the end customer, assumes the risk of loss and has pricing flexibility.

The Company generates revenue primarily by processing electronic payment transactions. Set forth below is a description of the Company’s revenue by segment.

Merchant Services

The Company’s Merchant Services segment revenue is primarily derived from processing credit and debit card transactions. Merchant Services revenue is primarily comprised of fees charged to businesses, net of interchange fees, for payment processing services, including authorization, capture, clearing, settlement and information reporting of electronic transactions. The fees charged consist of either a percentage of the dollar volume of the transaction or a fixed fee, or both, and are recognized at the time of the transaction. Merchant Services revenue also includes a number of revenue items that are incurred by the Company and are reimbursable as the costs are passed through to and paid by the Company’s clients. These items primarily consist of Visa, MasterCard and other payment network fees. In addition, for sales through ISOs and certain other referral sources in which the Company is the primary party to the contract with the merchant, the Company records the full amount of the fees collected from the merchant as revenue. Merchant Services segment revenue also includes revenue from ancillary services such as fraud management, equipment sales and terminal rent. Merchant Services revenue is recognized as services are performed.

Financial Institution Services

The Company’s Financial Institution Services segment revenues are primarily derived from debit, credit and ATM card transaction processing, ATM driving and support, and PIN debit processing services. Financial Institution Services revenue associated with processing transactions includes per transaction and account related fees, card production fees and fees generated from the Company’s Jeanie network. Financial Institution Services revenue related to card transaction processing is recognized when consumers use their client-issued cards to make purchases. Financial Institution Services revenue related to ATM driving and support is recognized in accordance with contractual agreements with the Company’s clients.

In addition to the services discussed above, Financial Institution Services generates revenue through other services, including statement production, collections and inbound/outbound call centers for credit transactions and other services such as credit card portfolio analytics, program strategy and support, fraud and security management and chargeback and dispute services. Related revenues are recognized as services are performed.

Financial Institution Services provides certain services to Fifth Third Bank. Revenues related to these services are included in the accompanying statements of income as related party revenues.

Expenses

Set forth below is a brief description of the components of the Company’s expenses:

•
Network fees and other costs consists of certain expenses incurred by the Company in connection with providing processing services to its clients, including Visa and MasterCard network association fees, payment network fees, card production costs, telecommunication charges, postage and other third party processing expenses.

•
Sales and marketing expense primarily consists of salaries and benefits paid to sales personnel, sales management and other sales and marketing personnel, advertising and promotional costs and residual payments made to ISOs and other third party resellers.

•
Other operating costs primarily consist of salaries and benefits paid to operational and IT personnel, costs associated with operating the Company’s technology platform and data centers, information technology costs for processing transactions, product development costs, software consulting fees and maintenance costs.

•
General and administrative expenses primarily consist of salaries and benefits paid to executive management and administrative employees, including finance, human resources, product development, legal and risk management, share-based compensation costs, equipment and occupancy costs and consulting costs.

•
Non-operating expenses consist of charges related to the refinancing of the Company’s senior secured credit facilities (see Note 3) and the early termination of the Company’s interest rate swaps (see Note 6) in connection with the March 2012 debt refinancing, and a one-time activity fee of $6.0 million assessed by MasterCard as a result of the IPO.

Share-Based Compensation

The Company expenses employee share-based payments under ASC 718, Compensation—Stock Compensation, which requires compensation cost for the grant-date fair value of share-based payments to be recognized over the requisite service period. The Company estimates the grant date fair value of the share-based awards issued in the form of options using the Black-Scholes option pricing model. The fair value of restricted stock awards is measured based on the market price of the Company’s stock on the grant date.

Income Taxes

Vantiv, Inc. is taxed as a C corporation for U.S. income tax purposes and is therefore subject to both federal and state taxation at a corporate level.

Income taxes are computed in accordance with ASC 740, Income Taxes, and reflect the net tax effects of temporary differences between the financial reporting carrying amounts of assets and liabilities and the corresponding income tax amounts. The Company has deferred tax assets and liabilities and maintains valuation allowances where it is more likely than not that all or a portion of deferred tax assets will not be realized. To the extent the Company determines that it will not realize the benefit of some or all of its deferred tax assets, such deferred tax assets will be adjusted through the Company’s provision for income taxes in the period in which this determination is made. As of September 30, 2012 and December 31, 2011, the Company had recorded no valuation allowances against deferred tax assets.

The Company’s consolidated interim effective tax rate is based upon expected annual income from operations, statutory tax rates and tax laws in the various jurisdictions in which the Company operates. Significant or unusual items, including adjustments to accruals for tax uncertainties, are recognized in the quarter in which the related event occurs.

The Company’s effective tax rates were 30.1% and 28.7% and 30.0% and 23.8%, respectively, for the three months ended and the nine months ended September 30, 2012 and 2011. The effective rate for each period reflects the impact of the Company’s non-controlling interests. The Company’s TRAs had no impact on its effective tax rate.  The effective rate during the nine months ended September 30, 2011 reflects a $2.5 million benefit recognized as a result of a change in state income tax law.

Cash and Cash Equivalents

Investments with original maturities of three months or less (that are readily convertible to cash) are considered to be cash equivalents and are stated at cost, which approximates fair value. Cash equivalents consist primarily of overnight EuroDollar investments. Such investments are maintained at reputable financial institutions with high credit quality and therefore are considered to bear minimal credit risk.

Accounts Receivable—net

Accounts receivable primarily represent processing revenues earned but not collected. For a majority of its customers, the Company has the authority to debit the client’s bank accounts through the Federal Reserve’s Automated Clearing House; as such, collectibility is reasonably assured. The Company records a reserve for doubtful accounts when it is probable that the accounts receivable will not be collected. The Company reviews historical loss experience and the financial position of its customers when estimating the allowance. As of September 30, 2012, the allowance for doubtful accounts was not material to the Company’s statement of financial position.

Customer Incentives

Customer incentives represent signing bonuses paid to customers. Customer incentives are paid in connection with the acquisition or renewal of customer contracts, and are therefore deferred and amortized using the straight-line method based on the contractual agreement. Related amortization is recorded as contra-revenue.

Property and Equipment—net

Property and equipment consists of the Company’s corporate headquarters facility, furniture and equipment, software, leasehold improvements and construction in progress. These assets are depreciated on a straight-line basis over their respective useful lives, which are 15 to 40 years for the Company’s corporate headquarters facility and related improvements, 2 to 10 years for furniture and equipment, 3 to 5 years for software and 3 to 10 years for leasehold improvements or the lesser of the estimated useful life of the improvement or the term of lease.

The Company capitalizes certain costs related to computer software developed for internal use and amortizes such costs on a straight-line basis over an estimated useful life of 3 to 5 years. Research and development costs incurred prior to establishing technological feasibility are charged to operations as such costs are incurred. Once technological feasibility has been established, costs are capitalized until the software is placed in service.

Goodwill and Intangible Assets

In accordance with ASC 350, Intangibles—Goodwill and Other, the Company tests goodwill for impairment for each reporting unit on an annual basis, or when events occur or circumstances change that would indicate the fair value of a reporting unit is below its carrying value. If the fair value of a reporting unit is less than its carrying value, an impairment loss is recorded to the extent that fair value of the goodwill within the reporting unit is less than its carrying value. The Company performed its most recent annual goodwill impairment test for all reporting units as of July 31, 2012 in accordance with ASU 2011-08, "Intangibles - Goodwill and Other (Topic 350) Testing Goodwill for Impairment," which permits the Company to assess qualitative factors to determine whether the existence of events or circumstances leads to the determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. Based on this analysis, it was determined that it is not more likely than not that the fair value of the reporting units is less than the carrying value.

Intangible assets consist primarily of acquired customer relationships amortized over their estimated useful lives and an indefinite lived trade name not subject to amortization. The Company reviews the acquired customer relationships for possible impairment whenever events or changes in circumstances indicate that carrying amounts may not be recoverable. The indefinite lived trade name is tested for impairment annually. The Company performed its most recent annual trade name impairment test as of July 31, 2012, which indicated there was no impairment.

Settlement Assets and Obligations

Settlement assets and obligations result from Financial Institution Services when funds are transferred from or received by the Company prior to receiving or paying funds to a different entity. This timing difference results in a settlement asset or obligation. The amounts are generally collected or paid the following business day.

The settlement assets and obligations recorded by Merchant Services represent intermediary balances due to differences between the amount the Sponsoring Member receives from the card associations and the amount funded to the merchants. Such differences arise from timing differences, interchange expenses, merchant reserves and exception items. In addition, certain card associations limit the Company from accessing or controlling merchant settlement funds and, instead, require that these funds be controlled by the Sponsoring Member. The Company follows a net settlement process whereby, if the settlement received from the card associations precedes the funding obligation to the merchant, the Company temporarily records a corresponding liability. Conversely, if the funding obligation to the merchant precedes the settlement from the card associations, the amount of the net receivable position is recorded by the Company, or in some cases, the Sponsoring Member may cover the position with its own funds in which case a receivable position is not recorded by the Company.

Derivatives

The Company accounts for derivatives in accordance with ASC 815, Derivatives and Hedging. This guidance establishes accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. All derivatives, whether designated in hedging relationships or not, are required to be recorded on the statement of financial position at fair value. If the derivative is designated as a fair value hedge, the changes in the fair value of the derivative and the hedged item will be recognized in earnings. If the derivative is designated as a cash flow hedge, the effective portion of the change in the fair value of the derivative will be recorded in accumulated other comprehensive income (loss) and will be recognized in the statement of income when the hedged item affects earnings. For a derivative that does not qualify as a hedge (“free-standing derivative”), changes in fair value are recognized in earnings.

New Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board (“FASB”) issued ASU 2011-4, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” The amendments in ASU 2011-4 result in common fair value measurement and disclosure requirements in U.S. GAAP and IFRS. As such, ASU 2011-4 changes the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. For several of the requirements, the FASB does not intend for the amendments in ASU 2011-4 to result in a change in the application of the requirements in ASC 820, Fair Value Measurement. ASU 2011-4 is effective prospectively for annual and interim reporting periods beginning after December 15, 2011. The Company’s adoption of this principle did not have a material effect on the Company’s financial position or results of operations.

In July 2012, the FASB issued ASU 2012-02, "Intangibles-Goodwill and Other," which amends the guidance in ASC 350-30 on testing indefinite-lived intangible assets, other than goodwill, for impairment by allowing an entity to perform a qualitative impairment assessment before proceeding to the two-step impairment test. If the entity determines, on the basis of qualitative factors, that the fair value of the indefinite-lived intangible asset is not more likely than not (i.e., a likelihood of more than 50 percent) impaired, the entity would not need to calculate the fair value of the asset. In addition, the ASU does not amend the requirement to test these assets for impairment between annual tests if there is a change in events or circumstances; however, it does revise the examples of events and circumstances that an entity should consider in interim periods. ASU 2012-02 is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, with early adoption being permitted. Our adoption of this ASU is not expected to have a material impact on our consolidated financial statements.

2. SUMMARY OF SIGNIFICANT ACCOUNTING AND REPORTING POLICIES

Revenue Recognition

        The Company has contractual agreements with its clients that set forth the general terms and conditions of the relationship including line item pricing, payment terms and contract duration. Revenues are recognized as earned (i.e., for transaction based fees, when the underlying transaction is processed) in conjunction with ASC 605, Revenue Recognition. ASC 605, Revenue Recognition, establishes guidance as to when revenue is realized or realizable and earned by using the following criteria: (1) persuasive evidence of an arrangement exists; (2) delivery has occurred or services have been rendered; (3) the seller's price is fixed or determinable; and (4) collectibility is reasonably assured.

        The Company follows guidance provided in ASC 605-45, Principal Agent Considerations. ASC 605-45 states that whether a company should recognize revenue based on the gross amount billed to a customer or the net amount retained is a matter of judgment that depends on the facts and circumstances of the arrangement and that certain factors should be considered in the evaluation. The Company recognizes processing revenues net of interchange fees, which are assessed to the Company's merchant customers on all processed transactions. Interchange rates are not controlled by the Company, which effectively acts as a clearing house collecting and remitting interchange fee settlement on behalf of issuing banks, debit networks, credit card associations and its processing customers. All other revenue is reported on a gross basis, as the Company contracts directly with the end customer, assumes the risk of loss and has pricing flexibility.

        The Company generates revenue primarily by processing electronic payment transactions. Set forth below is a description of the Company's revenue by segment.

Merchant Services

        The Company's Merchant Services segment revenue is primarily derived from processing credit and debit card transactions. Merchant Services revenue is primarily comprised of fees charged to businesses, net of interchange fees, for payment processing services, including authorization, capture, clearing, settlement and information reporting of electronic transactions. The fees charged consist of either a percentage of the dollar volume of the transaction or a fixed fee, or both, and are recognized at the time of the transaction. Merchant Services revenue also includes a number of revenue items that are incurred by the Company and are reimbursable as the costs are passed through to and paid by the Company's clients. These items primarily consist of Visa, MasterCard and other payment network fees. In addition, for sales through ISOs and certain other referral sources in which the Company is the primary party to the contract with the merchant, the Company records the full amount of the fees collected from the merchant as revenue. Merchant Services segment revenue also includes revenue from ancillary services such as fraud management, equipment sales and terminal rent. Merchant Services revenue is recognized as services are performed.

        Included within Merchant Services revenue are fees received by the Company for merchant processing services provided on an outsourced basis for certain customers of Fifth Third Bank. In some cases such fees are collected by Fifth Third Bank from the end merchant and remitted to the Company. Revenues associated with such transactions were approximately $99.5 million, $84.3 million, $38.5 million and $40.0 million during the years ended December 31, 2011 and 2010 and the six months ended December 31, 2009 and June 30, 2009, respectively.

Financial Institution Services

        The Company's Financial Institution Services segment revenues are primarily derived from debit, credit and ATM card transaction processing, ATM driving and support, and PIN debit processing services. Financial Institution Services revenue associated with processing transactions includes per transaction and account related fees, card production fees and fees generated from the Company's Jeanie network. Financial Institution Services revenue related to card transaction processing is recognized when consumers use their client-issued cards to make purchases. Financial Institution Services revenue related to ATM driving and support is recognized in accordance with contractual agreements with the Company's clients.

        In addition to the services discussed above, Financial Institution Services generates revenue through other services, including statement production, collections and inbound/outbound call centers for credit transactions and other services such as credit card portfolio analytics, program strategy and support, fraud and security management and chargeback and dispute services. Related revenues are recognized as services are performed.

        Financial Institution Services provides certain services to Fifth Third Bank. Revenues related to these services are included in the accompanying statements of income as related party revenues.

Expenses

        Set forth below is a brief description of the components of the Company's expenses:

  •
  Network fees and other costs consists of certain expenses incurred by the Company in connection with providing processing services to its clients, including Visa and MasterCard network association fees, payment network fees, card production costs, telecommunication charges, postage and other third party processing expenses.

  •
  Sales and marketing expense primarily consists of salaries and benefits paid to sales personnel, sales management and other sales and marketing personnel, advertising and promotional costs and residual payments made to ISOs and other third party resellers.

  •
  Other operating costs primarily consist of salaries and benefits paid to operational and IT personnel, costs associated with operating the Company's technology platform and data centers, information technology costs for processing transactions, product development costs, software consulting fees and maintenance costs.

  •
  General and administrative expenses primarily consist of salaries and benefits paid to executive management and administrative employees, including finance, human resources, product development, legal and risk management, share-based compensation costs, equipment and occupancy costs and consulting costs.

Share-Based Compensation

        The Company expenses employee share-based payments under ASC 718, Compensation—Stock Compensation, which requires compensation cost for the grant-date fair value of share-based payments to be recognized over the requisite service period. Further, the fair value of liability awards is required to be remeasured at the reporting date, with changes in fair value recognized as compensation cost over the requisite service period. The Company estimates the grant date fair value of the share-based awards issued using the Black-Scholes option pricing model.

Earnings Per Share

        Basic earnings per share is computed by dividing net income attributable to Vantiv, Inc. by the weighted average shares outstanding during the period. Diluted earnings per share is computed by dividing net income attributable to Vantiv, Inc. by the weighted-average shares outstanding during the period and the impact of securities that would have a dilutive effect on earnings per share. Vantiv, Inc. has no securities that would have a dilutive effect on earnings per share. Share-based awards issued by and settled in units of Vantiv Holding have an anti-dilutive effect on earnings per share and have therefore been excluded from the calculation of the Company's diluted earnings per share. As such, on a consolidated basis, there are no securities that have a dilutive effect on earnings per share and, therefore, basic and diluted earnings per share are equal for each period presented.

Income Taxes

        Vantiv, Inc. is taxed as a C corporation for U.S. income tax purposes and is therefore subject to both federal and state taxation at a corporate level.

        Income taxes are computed in accordance with ASC 740, Income Taxes, and reflect the net tax effects of temporary differences between the financial reporting carrying amounts of assets and liabilities and the corresponding income tax amounts. The Company has deferred tax assets and liabilities and maintains valuation allowances where it is more likely than not that all or a portion of deferred tax assets will not be realized. To the extent the Company determines that it will not realize the benefit of some or all of its deferred tax assets, such deferred tax assets will be adjusted through the Company's provision for income taxes in the period in which this determination is made. As of December 31, 2011 and 2010, the Company had recorded no valuation allowances against deferred tax assets.

        Prior to June 30, 2009, the operations of the Predecessor Company were included in Fifth Third Bancorp's consolidated federal income tax return and the state income tax returns of certain subsidiaries of Fifth Third Bancorp. For the purpose of the Predecessor financial statements, federal and state income taxes have been determined on a separate basis as if the Predecessor Company was a separate, stand-alone taxable entity for the period prior to June 30, 2009.

        See Note 13 for further discussion of income taxes.

Cash and Cash Equivalents

        For the period prior to June 1, 2009, Fifth Third Bank used a centralized approach to cash management. Cash receipts and payments of trade payables and other disbursements were processed through a centralized cash management system by Fifth Third Bank. All cash derived from or required for the Predecessor Company's operations was applied to or against Fifth Third Bank's consolidated cash balances.

        Investments with original maturities of three months or less (that are readily convertible to cash) are considered to be cash equivalents and are stated at cost, which approximates fair value. Cash equivalents consist primarily of overnight EuroDollar investments. Such investments are maintained at reputable financial institutions with high credit quality and therefore are considered to bear minimal credit risk.

Accounts Receivable—net

        Accounts receivable primarily represent processing revenues earned but not collected. For a majority of its customers, the Company has the authority to debit the client's bank accounts through the Federal Reserve's Automated Clearing House; as such, collectibility is reasonably assured. The Company records a reserve for doubtful accounts when it is probable that the accounts receivable will not be collected. The Company reviews historical loss experience and the financial position of its customers when estimating the allowance. As of December 31, 2011 and 2010, the allowance for doubtful accounts was not material to the Company's statements of financial position.

        In addition to the reserve for doubtful accounts, the Company also maintains a reserve for refunds expected to be provided to customers. The reserve related to refunds was $3.2 million and $3.3 million as of December 31, 2011 and 2010, respectively, and is recorded within the accounts receivable reserve.

Customer Incentives

        Customer incentives represent signing bonuses paid to customers. Customer incentives are paid in connection with the acquisition or renewal of customer contracts, and are therefore deferred and amortized using the straight-line method based on the contractual agreement. Related amortization is recorded as contra-revenue.

Property and Equipment—net

        Property and equipment consists of the Company's corporate headquarters facility, furniture and equipment, software, leasehold improvements and construction in progress. These assets are depreciated on a straight-line basis over their respective useful lives, which are 15 to 40 years for the Company's corporate headquarters facility and related improvements, 2 to 10 years for furniture and equipment, 3 to 5 years for software and 3 to 10 years for leasehold improvements. Leasehold improvements are amortized over the lesser of the estimated useful life of the improvement or the term of lease.

        The Company capitalizes certain costs related to computer software developed for internal use and amortizes such costs on a straight-line basis over an estimated useful life of 3 to 5 years. Research and development costs incurred prior to establishing technological feasibility are charged to operations as such costs are incurred. Once technological feasibility has been established, costs are capitalized until the software is placed in service.

Goodwill and Intangible Assets

        In accordance with ASC 350, Intangibles—Goodwill and Other, the Company tests goodwill for impairment for each reporting unit on an annual basis, or when events occur or circumstances change that would indicate the fair value of a reporting unit is below its carrying value. If the fair value of a reporting unit is less than its carrying value, an impairment loss is recorded to the extent that fair value of the goodwill within the reporting unit is less than its carrying value. The Company performed its most recent annual goodwill impairment test for certain of its reporting units as of July 31, 2011 and for the remainder of its reporting units as of November 30, 2011 using market data and discounted cash flow analyses, which indicated there was no impairment. As of December 31, 2011, there have been no indications of impairment.

        Intangible assets consist primarily of acquired customer relationships amortized over their estimated useful lives and an indefinite lived trade name not subject to amortization. The Company reviews the acquired customer relationships for possible impairment whenever events or changes in circumstances indicate that carrying amounts may not be recoverable. The indefinite lived trade name is tested for impairment annually.

Settlement Assets and Obligations

        Settlement assets and obligations result from financial institution services when funds are transferred from or received by the Company prior to receiving or paying funds to a different entity. This timing difference results in a settlement asset or obligation. The amounts are generally collected or paid the following business day.

        The settlement assets and obligations recorded by Merchant Services represent intermediary balances due to differences between the amount the Sponsoring Member receives from the card associations and the amount funded to the merchants. Such differences arise from timing differences, interchange expenses, merchant reserves and exception items. In addition, certain card associations limit the Company from accessing or controlling merchant settlement funds and, instead, require that these funds be controlled by the Sponsoring Member. The Company follows a net settlement process whereby, if the settlement received from the card associations precedes the funding obligation to the merchant, the Company temporarily records a corresponding liability. Conversely, if the funding obligation to the merchant precedes the settlement from the card associations, the amount of the net receivable position is recorded by the Company, or in some cases, the Sponsoring Member may cover the position with its own funds in which case a receivable position is not recorded by the Company. Prior to June 1, 2009, Fifth Third Bank, as the Sponsoring Member, used its own funds and assessed a funding cost to the Company, which was included in non-operating expenses. Subsequent to June 1, 2009, net receivable positions are funded through the Company's cash or available line of credit.

Derivatives

        The Company accounts for derivatives in accordance with ASC 815, Derivatives and Hedging. This guidance establishes accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. All derivatives, whether designated in hedging relationships or not, are required to be recorded on the statement of financial position at fair value. If the derivative is designated as a fair value hedge, the changes in the fair value of the derivative and the hedged item will be recognized in earnings. If the derivative is designated as a cash flow hedge, the effective portion of the change in the fair value of the derivative will be recorded in accumulated other comprehensive income (loss) and will be recognized in the statement of income when the hedged item affects earnings. For a derivative that does not qualify as a hedge ("free-standing derivative"), changes in fair value are recognized in earnings.

New Accounting Pronouncements

        In June 2011, the FASB issued ASU 2011-05, "Comprehensive Income (Topic 220): Presentation of Comprehensive Income," which revises the manner in which entities present comprehensive income in their financial statements. The amendments implemented under ASU 2011-05 give an entity the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for total comprehensive income. The ASU eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. The amendments in this ASU do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. ASU 2011-05 should be applied retrospectively and is effective for public entities for fiscal years, and interim periods within those years, beginning after December 15, 2011, with early adoption permitted. The Company's adoption of this ASU did not have a material effect on the Company's financial position or results of operations.

        In September 2011, the FASB issued ASU 2011-08, "Intangibles—Goodwill and Other (Topic 350) Testing Goodwill for Impairment," which revises the guidance on testing goodwill for impairment. Under the revised guidance, entities testing goodwill for impairment have the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If, after assessing the totality of events or circumstances, an entity determines it is more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test would be required. Under the amendments in this ASU, an entity has the option to bypass the qualitative assessment for any reporting unit in any period and proceed directly to performing the first step of the two-step goodwill impairment test. An entity may resume performing the qualitative assessment in any subsequent period. This ASU does not change how goodwill is calculated or assigned to reporting units, nor does it revise the requirement to test goodwill annually for impairment. In addition, this ASU does not amend the requirement to test goodwill for impairment between annual tests if events or circumstances warrant; however, it does revise the examples of events and circumstances that an entity should consider. The amendments within this ASU are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011, with early adoption permitted. The guidance will not have a material effect on the Company's financial position or results of operations.

LONG-TERM DEBT	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
DEBT
LONG-TERM DEBT
LONG-TERM DEBT

March 2012 Debt Refinancing

Upon the closing of the Company’s IPO, the Company used proceeds net of underwriting discounts and commissions and cash on hand of $538.9 million to repay outstanding debt under the Company’s first lien loan agreement. Contemporaneous with the repayment, the Company refinanced the remaining debt outstanding under the first lien loan agreement, which consisted of two tranches, “term B-1” and “term B-2”, the terms of which are disclosed in the table below, and terminated its $150.0 million revolving credit facility.

The first lien loan agreement (“original debt”) was refinanced into a new loan agreement (“refinanced debt”) consisting of term A loans and term B loans and a $250.0 million revolving credit facility. As of the date of refinancing, the term A loans and term B loans had balances of $1,000.0 million and $250.0 million, respectively. The maturity dates and debt service requirements related to the term A loans and term B loans are listed in the table below. The revolving credit facility matures in March 2017 and includes a $75.0 million swing line facility and a $40.0 million letter of credit facility. The commitment fee rate for the unused portion of the revolving credit facility is 0.50% per year.

As of September 30, 2012, Fifth Third Bank held $312.0 million of the term A loans.

As of September 30, 2012 and December 31, 2011, the Company’s debt consisted of the following:

	September 30, 2012	December 31, 2011
	(in thousands)
$1,621.1 million term B-1 loans, expiring on November 3, 2016 and bearing interest payable quarterly at a variable base rate (LIBOR) plus a spread rate (325 basis points) with a floor of 125 basis points (total rate of 4.5% at December 31, 2011)	$—	$1,608,905
$150.0 million term B-2 loans, expiring on November 3, 2017 and bearing interest payable quarterly at a variable base rate (LIBOR) plus a spread rate (350 basis points) with a floor of 150 basis points (total rate of 5.0% at December 31, 2011)	—	150,000
$1,000.0 million term A loans, expiring on March 27, 2017, bearing interest payable quarterly based on the Company’s leverage ratio at a variable base rate (LIBOR) plus a spread rate (175 to 250 basis points) (total rate of 2.47% at September 30, 2012) and amortizing on a basis of 1.25% during each of the first eight quarters, 1.875% during each of the second eight quarters and 2.5% during each of the following three quarters with a balloon payment due at maturity	975,000	—
$250.0 million term B loans, expiring on March 27, 2019, bearing interest payable quarterly at a variable base rate (LIBOR) plus a spread rate (275 basis points) with a floor of 100 basis points (total rate of 3.75% at September 30, 2012) and amortizing on a basis of 1.0% per year with a balloon payment due at maturity	248,750	—
$10.1 million leasehold mortgage, expiring on August 10, 2021 and bearing interest payable monthly at a fixed rate (rate of 6.22% at September 30, 2012)	10,131	10,131
Less: Current portion of note payable and current portion of note payable to related party	(52,500)	(16,211)
Less: Original issue discount	(4,901)	(14,327)
Note payable and note payable to related party	$1,176,480	$1,738,498

Original Issue Discount and Deferred Financing Fees

As a result of the Company’s debt pay down and based on the changes in the composition of the syndicate of lenders participating in the refinancing, the Company wrote off approximately $22.6 million of unamortized deferred financing fees and $9.7 million of original issue discount (“OID”) associated with the original debt. Of the original unamortized deferred financing fees and OID, $9.8 million and $4.1 million remain capitalized, respectively and continue to be amortized. Further, the Company incurred approximately $17.5 million of debt issuance costs and $1.3 million of OID associated with the refinanced debt. Approximately $11.1 million of the debt issuance costs were expensed at the date of the refinancing, with the remaining $6.4 million capitalized as deferred financing costs. The amount of OID associated with the refinanced debt was also capitalized. The total amount of deferred financing fees and OID expensed at the date of the refinancing was primarily driven by the changes in the composition of the syndicate of lenders participating in the refinanced debt, which resulted in a component of the refinancing to be accounted for as a debt extinguishment. The Company capitalized costs in proportion to the refinancing accounted for as a modification. Amounts expensed in connection with the refinancing are recorded as a component of non-operating expenses in the accompanying consolidated statement of income for the nine months ended September 30, 2012. At September 30, 2012, deferred financing fees of approximately $14.7 million and OID of approximately $4.9 million are recorded as a component of other non-current assets and as a reduction of note payable, respectively, in the accompanying consolidated statement of financial position.

Other Fees

In connection with the March 2012 debt refinancing, the Company paid a call premium equal to 1% of the outstanding balance of the original debt prior to refinancing, or $12.2 million, which is included within non-operating expenses in the accompanying consolidated statement of income for the nine months ended September 30, 2012.

Guarantees and Security

The obligations under the refinanced debt are unconditional and are guaranteed by Vantiv Holding and certain of Vantiv Holding’s existing and subsequently acquired or organized domestic subsidiaries. The refinanced debt and related guarantees are secured on a first-priority basis (subject to liens permitted under the Loan Agreement) in substantially all the capital stock (subject to a 65% limitation on pledges of capital stock of foreign subsidiaries and domestic holding companies of foreign subsidiaries) and personal property of Vantiv Holding and any obligors as well as any real property in excess of $5 million in the aggregate held by Vantiv Holding or any obligors (other than Vantiv Holding), subject to certain exceptions.

Covenants

There are certain financial and non-financial covenants contained in the loan agreement for the refinanced debt, which are tested quarterly. At September 30, 2012 the Company was in compliance with these covenants.

7. DEBT

Debt Assumed in Connection with the Transaction

        In connection with the Transaction, the Company assumed a $1,250.0 million senior secured note due to Fifth Third Bank. The senior secured note had a term of seven years. In addition, the Company entered into a $125.0 million secured revolving credit facility with Fifth Third Bank. Both the senior secured note and the revolving credit facility were secured by certain assets of the Company. The interest rates on the senior secured note and the revolving credit facility were 9.5% and 7.75%, respectively. The commitment rate for the revolving credit facility was 0.50% per year.

November 2010 Debt Refinancing

        On November 3, 2010, the Company entered into two credit facilities with a syndicate of banks. The credit facilities were used to refinance the debt held by Fifth Third Bank and fund the acquisition of NPC, as discussed in Note 3. The revolving credit facility held by Fifth Third Bank was also terminated in conjunction with the refinancing. The refinanced credit facilities consisted of a first lien and second lien loan agreement.

First Lien

        The first lien loan agreement consisted of a $1,575.0 million term loan and a revolving credit commitment of $150.0 million. The term loan was issued with an original term of six years, and required quarterly principal payments equal to 0.25% of the original principal balance. The term loan bore interest at a rate based on LIBOR or the prime rate, at the Company's option, plus an applicable margin. The weighted-average interest rate for the term loan during 2010 was 5.5%. The outstanding balance of the term loan as of December 31, 2010 was $1,575.0 million. At December 31, 2010, Fifth Third Bank held approximately $381.3 million of the term loan, which is recorded within note payable to related party on the accompanying statement of financial position.

        The revolving credit commitment was issued with a term of five years. Any draws on the revolving credit commitment were due at the maturity of the agreement, with interest payments due quarterly. At the Company's option, unpaid principal balances bore interest at a rate based on LIBOR or the prime rate, plus an applicable margin. The commitment fee rate for the unused portion of the revolving credit commitment was 0.50%. There were no draws on the revolving credit commitment as of December 31, 2010. Under the revolving credit commitment, the Company had $40.0 million available for the issuance of letters of credit and $50.0 million available for swing loans. At December 31, 2010, Fifth Third Bank held approximately 33% of the revolving credit commitment. Additionally, a $1.5 million letter of credit, issued by Fifth Third Bank, was outstanding as of December 31, 2010, which reduced the availability under the revolving credit commitment.

Second Lien

        The second lien loan agreement consisted of a $200.0 million term loan with an original term of seven years. The loan bore interest, at the Company's option, at a rate based on LIBOR or the prime rate, plus an applicable margin. The weighted- average rate for the term loan during 2010 was 8.25%. The outstanding balance as of December 31, 2010 was $200.0 million.

May 2011 Debt Refinancing

        On May 17, 2011, the Company refinanced $1,771.1 million of debt outstanding under the existing first and second lien loan agreements described above (the "original debt"). Outstanding debt under the original first and second lien loan agreements was $1,571.1 million and $200.0 million, respectively, and matured in November 2016 and 2017, respectively.

        The original debt was refinanced into a single first lien loan agreement (the "refinanced debt") consisting of two tranches, "term B-1" and "term B-2," and a $150.0 million revolving credit facility. As of the date of refinancing, term B-1 had a balance of $1,621.1 million, while term B-2 carried a non-amortizing balance of $150.0 million. The original second lien loan agreement was repaid in connection with the refinancing. The maturity dates of term B-1 and term B-2 are November 3, 2016 and 2017, respectively. The revolving credit facility matures on November 3, 2015. The primary change under the refinanced debt was the rate at which it bears interest. Interest is payable quarterly and the following table summarizes the applicable interest rates on and the principal amounts outstanding as of the date of refinancing of the original debt as compared to the refinanced debt:

	Original Debt		Refinanced Debt
(dollars in millions)	Amount Outstanding	Interest Rate	Amount Outstanding	Interest Rate
First Lien/Term B-1	$1,571.1	LIBOR + 400 bps; floor of 150 bps	$1,621.1	LIBOR + 325 bps; floor of 125 bps
Second Lien/Term B-2	$200.0	LIBOR + 675 bps; floor of 150 bps	$150.0	LIBOR + 350 bps; floor of 150 bps

Total	$1,771.1		$1,771.1

        During the year ended December 31, 2011, the Company made principal payments of $16.1 million on term B-1. The outstanding balance of the refinanced debt as of December 31, 2011 was $1,758.9 million. At December 31, 2011, Fifth Third Bank held approximately $377.4 million of term B-1, which is recorded within note payable to related party on the accompanying statement of financial position. There were no draws on the revolving credit facility as of December 31, 2011.

Original Issue Discount and Deferred Financing Fees

        In conjunction with the November 2010 debt refinancing, the Company incurred approximately $43.5 million of fees and $19.3 million in original issue discount ("OID"). Such costs, excluding OID, were capitalized as deferred financing fees and are included within other non-current assets in the accompanying statements of financial position. OID is included as a reduction to note payable in the accompanying statements of financial position. OID and debt issuance costs are being amortized on a straight-line basis over the life of the related debt, which approximates the effective interest method.

        Based on the changes in the composition of the syndicate of lenders participating in the refinanced debt, a component of the refinancing was accounted for as a debt extinguishment under ASC 470, Debt. As such, the Company wrote off approximately $3.2 million of unamortized deferred financing fees and $1.4 million of OID related to the original debt accounted for as a debt extinguishment. Further, the Company paid approximately $6.3 million in underwriting and legal fees associated with the refinanced debt, of which approximately $5.1 million was recorded as expense on the date of the refinancing. Both the write-off of unamortized deferred financing fees and the expense associated with fees incurred in connection with the refinancing are recorded as a component of non-operating expenses in the accompanying statement of income for the year ended December 31, 2011.

        The Company capitalized approximately $1.2 million of deferred financing fees associated with the refinanced debt. Such costs are recorded as a component of other non-current assets in the accompanying statement of financial position as of December 31, 2011. Additionally, unamortized debt issuance costs and OID related to the portion of original debt accounted for as a modification remain capitalized. As of December 31, 2011, the balance of debt issuance costs and OID were $33.5 million and $14.3 million, respectively.

Other Fees

        In connection with the repayment of the original second lien loan agreement, the Company paid a call premium equal to 2% of the outstanding balance, or $4.0 million, which is included within non-operating expenses in the accompanying statement of income for the year ended December 31, 2011.

Guarantees and Security

        The obligations under the loan agreement for the refinanced debt are unconditional and are guaranteed by Vantiv Holding and certain of its existing and subsequently acquired or organized domestic subsidiaries. The refinanced debt is secured on a first-priority basis (subject to liens permitted under the loan agreement governing the refinanced debt) in substantially all the capital stock (subject to a 65% limitation on pledges of capital stock of foreign subsidiaries and domestic holding companies of foreign subsidiaries) and personal property of the borrower and any obligors as well as any real property in excess of $5 million in the aggregate held by the borrower or any obligors (other than Vantiv Holding), subject to certain exceptions.

Covenants

        There are certain financial and non-financial covenants contained in the loan agreement for the refinanced debt. The Company was in compliance with these covenants as of December 31, 2011.

Building Loan

        On July 12, 2011, the Company executed a term loan agreement for approximately $10.1 million for the purchase of its corporate headquarters facility. The interest rate is fixed at 6.22%, with interest only payments required for the first 84 months. Thereafter, until maturity, the Company will pay interest and principal based on a 30 year amortization schedule, with the remaining principal amount due at maturity, August 2021.

TAX RECEIVABLE AGREEMENTS	9 Months Ended
Sep. 30, 2012
TAX RECEIVABLE AGREEMENTS
TAX RECEIVABLE AGREEMENTS
TAX RECEIVABLE AGREEMENTS

In connection with its IPO, on March 21, 2012, the Company entered into four TRAs with its pre-IPO investors, which consisted of certain funds managed by Advent, Fifth Third and JPDN. A description of each TRA is as follows:

•
TRA with Fifth Third:  Provides for the payment by the Company to Fifth Third equal to 85% of the amount of cash savings, if any, in U.S. federal, state, local and foreign income tax that the Company realizes as a result of the increases in tax basis that may result from the purchase of Vantiv Holding units from Fifth Third or from the future exchange of Vantiv Holding units by Fifth Third for cash or shares of Class A common stock, as well as the tax benefits attributable to payments made under such TRA. Any actual increase in tax basis, as well as the amount and timing of any payments under the TRA, will vary depending upon a number of factors, including the timing of exchanges, the price of shares of the Company’s Class A common stock at the time of the exchange, the extent to which such exchanges are taxable, and the amount and timing of the Company’s income.

Subsequent to the IPO, the underwriters exercised their option to purchase additional shares of the Company’s Class A common stock.  As a result, the Company purchased 2,086,064 units of Vantiv Holding from Fifth Third for $33.5 million and recorded a liability under the TRA accordingly.

•
TRA with Advent:  Provides for the payment by the Company to Advent equal to 85% of the amount of cash savings, if any, in U.S. federal, state, local and foreign income tax that the Company realizes as a result of the use of the Company’s tax attributes in existence prior to the effective date of the Company’s IPO, as well as the tax benefits attributable to payments made under such TRA.

•
TRA with all pre-IPO investors:  Provides for the payment by the Company to its pre-IPO investors of 85% of the amount of cash savings, if any, in U.S. federal, state, local and foreign income tax that NPC Group, Inc. (“NPC”), a wholly-owned subsidiary of the Company, realizes as a result of its use of its NOLs and other tax attributes, as well as the tax benefits attributable to payments made under such TRA, with any such payment being paid to Advent, Fifth Third and JPDN according to their respective ownership interests in Vantiv Holding immediately prior to the IPO.

•
TRA with JPDN:  Provides for the payment to JPDN of 85% of the amount of cash savings, if any, in U.S. federal, state, local and foreign income tax that the Company realizes as a result in the increase of tax basis that may result from the Vantiv Holding units exchanged for the Company’s Class A common stock by JPDN, as well as the tax benefits attributable to payments made under such TRA.  As part of the recapitalization of Vantiv, Inc. and Vantiv Holding immediately prior to the IPO, JPDN contributed its units of Vantiv Holding to Vantiv, Inc. in exchange for shares of Class A common stock of Vantiv, Inc.

As of September 30, 2012, the Company’s liability pursuant to the TRAs was as follows (in thousands):

September 30, 2012
TRA with Fifth Third	$11,100
TRA with Advent	185,200
TRA with all pre-IPO investors	135,000
TRA with JPDN	1,700
Total	$333,000

As a result of the exchange of units of Vantiv Holding by Fifth Third and JPDN, the Company recorded a deferred tax asset of $7.0 million and $1.0 million, respectively, associated with the increase in tax basis. The Company recorded a corresponding reduction to paid-in capital for the difference between the TRA liability and the related deferred tax asset.

For each of the TRAs discussed above, the cash savings realized by the Company are computed by comparing the actual income tax liability of the Company to the amount of such taxes the Company would have been required to pay had there been no increase to the tax basis of the assets of Vantiv Holding as a result of the purchase or exchange of Vantiv Holding units, had there been no tax benefit from the tax basis in the intangible assets of Vantiv Holding on the date of the IPO and had there been no tax benefit as a result of the NOLs and other tax attributes at NPC.  Subsequent adjustments of the tax receivable agreement obligations due to certain events (e.g. changes to the expected realization of NOLs or changes in tax rates) will be recognized in the statement of income.

The timing and/or amount of aggregate payments due under the TRAs may vary based on a number of factors, including the amount and timing of the taxable income the Company generates in the future and the tax rate then applicable, the use of loss carryovers and amortizable basis.  Payments under the TRAs, if necessary, are required to be made no later than January 5th of the second year immediately following the current taxable year.  Therefore, the Company does not expect to make any payments under the TRAs during the year ended December 31, 2012.  The term of the TRAs will continue until all such tax benefits have been utilized or expired, unless the Company exercises its right to terminate the TRA for an amount based on the agreed payments remaining to be made under the agreement.

INTANGIBLE ASSETS	9 Months Ended
Sep. 30, 2012
Intangible Assets, Net (Excluding Goodwill) [Abstract]
INTANGIBLE ASSETS
INTANGIBLE ASSETS

As of September 30, 2012 and December 31, 2011, the Company's intangible assets consisted of the following (in thousands):

	September 30, 2012	December 31, 2011
Customer relationship intangible assets	$1,139,319	$1,139,319
Trade name	41,000	41,000
Customer portfolios and related assets	14,096	3,567
	1,194,415	1,183,886

Less accumulated amortization on:
Customer relationship intangible assets	354,973	267,108
Customer portfolios and related assets	2,441	580
	357,414	267,688
	$837,001	$916,198

Amortization expense on intangible assets for the three months ended September 30, 2012 and 2011 was $30.2 million and $31.2 million, respectively. Amortization expense on intangible assets for the nine months ended September 30, 2012 and 2011 was $89.8 million and $93.5 million, respectively.

The estimated amortization expense of intangible assets for the next five years is as follows (in thousands):

2013	$114,239
2014	109,671
2015	106,117
2016	103,399
2017	100,368

DERIVATIVES AND HEDGING ACTIVITIES	12 Months Ended
Dec. 31, 2011
DERIVATIVES AND HEDGING ACTIVITIES
DERIVATIVES AND HEDGING ACTIVITIES

8. DERIVATIVES AND HEDGING ACTIVITIES

Risk Management Objective of Using Derivatives

        The Company entered into derivative financial instruments to manage differences in the amount, timing and duration of its known or expected cash payments related to its variable-rate debt. As of December 31, 2011, the Company's derivative instruments consist of interest rate swaps, which hedge the variable cash flows associated with its existing variable-rate debt by converting floating-rate payments to fixed-rate payments. Additionally, in conjunction with Vantiv, Inc.'s acquisition of a controlling interest in Vantiv Holding, Vantiv, Inc. received put rights, exercisable by Vantiv, Inc., or Vantiv, Inc.'s stockholders, under certain circumstances, that if exercised obligate Fifth Third Bank to repurchase Vantiv, Inc.'s interest in Vantiv Holding. The Company does not enter into derivative financial instruments for speculative purposes.

Accounting for Derivative Instruments

        The Company recognizes derivatives in other non-current assets or liabilities in the accompanying statements of financial position at their fair values. Refer to Note 14 for a detailed discussion of the fair values of its derivatives. The Company has designated its interest rate swaps as cash flow hedges of forecasted interest rate payments related to its variable-rate debt. The Company accounts for the put rights as free-standing derivatives.

        The Company formally documents all relationships between hedging instruments and underlying hedged items, as well as its risk management objective and strategy for undertaking hedge transactions. This process includes linking all derivatives that are designated as cash flow hedges to forecasted transactions. A formal assessment of hedge effectiveness is performed both at inception of the hedge and on an ongoing basis to determine whether the hedge is highly effective in offsetting changes in cash flows of the underlying hedged item. Hedge effectiveness is assessed using a regression analysis. If it is determined that a derivative ceases to be highly effective during the term of the hedge, the Company will discontinue hedge accounting prospectively for such derivative.

        The Company's interest rate swaps qualify for hedge accounting under ASC 815, Derivatives and Hedging. Therefore, the effective portion of changes in fair value are recorded in accumulated other comprehensive loss and reclassified into earnings in the same period during which the hedged transaction affects earnings.

Cash Flow Hedges of Interest Rate Risk

        In connection with the debt refinancing discussed in Note 7, the Company amended its interest rate swap agreements. The Company designated the amended interest rate swap agreements into new cash flow hedging relationships and prospectively discontinued the hedge accounting on the original interest rate swap agreements as they no longer met the requirements for hedge accounting. The Company continues to report the net unrealized loss related to the discontinued cash flow hedges in accumulated other comprehensive loss in the accompanying statement of equity for the year ended December 31, 2011, which is being reclassified into earnings during the remaining contractual term of the hedge agreements. During the year ended December 31, 2011, $1.1 million in losses were reclassified into earnings associated with the discontinued cash flow hedges.

        As part of the Company's interest rate risk management strategy, the interest rate swap agreements add stability to interest expense and manage exposure to interest rate movements. During the year ended December 31, 2011, such derivatives were used to hedge the variable cash flows associated with existing variable-rate debt. As of December 31, 2011, the interest rate swaps designated as cash flow hedges of interest rate risk had a total notional value of $887.5 million. Included within this total notional value is $687.5 million to which Fifth Third Bank is the counterparty. The interest rate swap agreements expire on November 19, 2015.

        The table below presents the fair value of the Company's derivative financial instruments designated as cash flow hedges included within the accompanying statement of financial position as of December 31, 2011 (in thousands):

	Statement of Financial Position Location	December 31, 2011
Interest rate swaps	Other non-current liabilities	$30,094

        As of December 31, 2011 the Company estimates that an additional $10.7 million will be reclassified to interest expense during the next twelve months. Any ineffectiveness associated with such derivative instruments is recorded immediately as interest expense in the accompanying statements of income. The tables below present the effect of the Company's interest rate swaps on the statements of income for the years ended December 31, 2011 and 2010 (in thousands):

	Year Ended December 31,
	2011	2010
Derivatives in cash flow hedging relationships:
Amount of loss recognized in OCI (effective portion)(1)	$(36,643)	$—
Amount of loss reclassified from accumulated OCI into earnings (effective portion)(2)	(7,220)	—
Amount of loss recognized in earnings (ineffective portion)(2)	(3,492)	—
(1)
"OCI" represents other comprehensive income.

(2)
Loss is recognized in "Interest expense—net" in the Statements of Income.

Credit Risk Related Contingent Features

        The Company has agreements with each of its derivative counterparties that contain a provision where the Company could be declared in default on its derivative obligations if repayment of the underlying indebtedness is accelerated by the lender due to the Company's default on the indebtedness. Under such scenario, the Company could be required to settle its obligation under the agreement at the termination value of the interest rates swaps, which was approximately $33.0 million as of December 31, 2011. As of December 31, 2011, the Company was in compliance with all related debt covenants.

Free-standing Derivative

        In conjunction with the Transaction discussed in Note 1, Vantiv, Inc. received put rights, exercisable by Vantiv, Inc., or Vantiv, Inc.'s stockholders, at its option, from Fifth Third Bank. The put rights are accounted for under ASC 815, Derivatives and Hedging, as free-standing derivatives with changes in fair value recorded in earnings in the period of change. The put rights are contingently exercisable in the event of three scenarios occurring prior to an initial public offering (as defined in the Amended and Restated Limited Liability Company Agreement of Vantiv Holding), each described below:

  •
  Scenario 1—During the first 12 months following the effective date of the Transaction, either a government investment or a non-competitor change of control occurs at Fifth Third Bank; or

  •
  Scenario 2—During the first 54 months following the effective date of the Transaction, a competitor change of control occurs at Fifth Third Bank; or

  •
  Scenario 3—During the first two years following the effective date of the Transaction, a bankruptcy event occurs for Fifth Third Bank.

        Due to the passage of time, Scenarios 1 and 3 are no longer applicable. Based on the passage of time and current industry and regulatory conditions, the probability of occurrence of Scenario 2 above is considered remote. As such, the put rights have been assigned a fair value of zero as of December 31, 2011.

        The following table reflects the notional amount and fair value of the put rights included within other non-current assets in the accompanying statements of financial position as of December 31, 2011 and 2010 (in thousands):

	December 31, 2011		December 31, 2010
		Fair Value		Fair Value
	Notional Amount	Derivative Asset	Notional Amount	Derivative Asset
Free-standing put rights	$978,883	$—	$870,402	$800

        The net losses recorded as a component of non-operating expenses in the accompanying statements of income related to the put rights are summarized in the following table (in thousands):

	Year Ended December 31, 2011	Year Ended December 31, 2010	Six Months Ended December 31, 2009
Free-standing put rights	$(800)	$(4,300)	$(9,100)

COMMITMENTS, CONTINGENCIES AND GUARANTEES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
COMMITMENTS, CONTINGENCIES AND GUARANTEES
COMMITMENTS, CONTINGENCIES AND GUARANTEES
COMMITMENTS, CONTINGENCIES AND GUARANTEES

Legal Reserve

From time to time, the Company is involved in various litigation matters arising in the ordinary course of its business. While it is impossible to ascertain the ultimate resolution or range of financial liability with respect to these contingent matters, management believes none of these matters, either individually or in the aggregate, would have a material effect upon the Company’s consolidated financial statements.

10. COMMITMENTS, CONTINGENCIES AND GUARANTEES

Leases

        The Company leases office space under non-cancelable operating leases that expire between January 2012 and June 2017. Future minimum commitments under these leases are as follows (in thousands):

Year Ending December 31,
2012	$6,728
2013	5,235
2014	3,195
2015	1,368
2016	1,296
Thereafter	9,194

Total	$27,016

        Rent expense for the years ended December 31, 2011 and 2010 and for the six months ended December 31, 2009 and June 30, 2009 was approximately $9.8 million, $7.8 million, $3.6 million and $0.3 million, respectively. Rent expense for such periods primarily reflects the lease agreement between the Company and Fifth Third Bank entered into on July 1, 2009. For the six months ended June 30, 2009, costs associated with office space occupied by the Predecessor Company were included in allocated expenses.

        In connection with the relocation of the Company's corporate headquarters discussed in Note 7, the Company provided Fifth Third Bank with written notice as required by the lease agreement of its intent to terminate the current lease of office space. Accordingly, the lease commitments above do not reflect payments associated with the lease agreement.

Legal Reserve

        From time to time, the Company is involved in various litigation matters arising in the ordinary course of its business. While it is impossible to ascertain the ultimate resolution or range of financial liability with respect to these contingent matters, management believes none of these matters, either individually or in the aggregate, would have a material effect upon the Company's financial statements.

CONTROLLING AND NON-CONTROLLING INTERESTS IN VANTIV HOLDING	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
CONTROLLING AND NON-CONTROLLING INTERESTS IN VANTIV HOLDING AND TRANSACTIVE
CONTROLLING AND NON-CONTROLLING INTERESTS IN VANTIV HOLDING
CONTROLLING AND NON-CONTROLLING INTERESTS IN VANTIV HOLDING

As discussed in Note 1, Vantiv, Inc. owns a controlling interest in Vantiv Holding, and therefore consolidates the financial results of Vantiv Holding and records non-controlling interest for the economic interests in Vantiv Holding held by Fifth Third, with respect to periods subsequent to the IPO, and held by Fifth Third and JPDN, with respect to periods prior to the IPO. In connection with the IPO, various recapitalization and reorganization transactions were executed, as discussed in Note 1. Further, as discussed in Note 1, the Exchange Agreement entered into prior to the IPO provides for a 1 to 1 ratio between the units of Vantiv Holding and the common stock of Vantiv, Inc.

As of September 30, 2012, Vantiv, Inc.’s interest in Vantiv Holding was 60.53%. Changes in units and related ownership interest in Vantiv Holding are summarized as follows:

	Vantiv, Inc.	Fifth Third	JPDN	Total
As of December 31, 2011	50,930,455	48,933,182	136,363	100,000,000
% of ownership	50.93%	48.93%	0.14%
Recapitalization transactions:
Incremental units as a result of split	38,585,162	37,072,018	103,309	75,760,489
JPDN exchange for Class A common stock	239,672	—	(239,672)	—
IPO transactions:
Issuance of Class A common stock to public	31,498,064	(2,086,064)	—	29,412,000
Issuance of Class A common stock under equity plan	8,716,141	—	—	8,716,141
Equity plan activity (a)	(1,281,263)	—	—	(1,281,263)
As of September 30, 2012	128,688,231	83,919,136	—	212,607,367
% of ownership	60.53%	39.47%	0.00%

(a)	Includes treasury stock, forfeitures of Restricted Class A common stock awards and the conversion of Restricted Class A common stock units to Class A common stock.

As a result of the changes in ownership interests in Vantiv Holding, an adjustment of $105.1 million has been recognized in order to reflect the portion of net assets of Vantiv Holding attributable to non-controlling unit holders based on ownership interests in Vantiv Holding at the time of the IPO.

The table below provides a reconciliation of net income attributable to non-controlling interests based on relative ownership interests in Vantiv Holding as discussed above (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
Net income	$48,639	$28,683	$53,289	$45,043
Items not allocable to non-controlling interests:
Miscellaneous expenses (a)	—	—	—	156
Vantiv, Inc. income tax expense (b)	13,114	6,033	2,556	4,763
Net income attributable to Vantiv Holding	61,753	34,716	55,845	49,962
Net income attributable to non-controlling interests (c)	$24,375	$17,035	$24,433	$24,516

(a)                    Represents miscellaneous expenses incurred by Vantiv, Inc.
(b)                    Represents income tax expense related to Vantiv, Inc., not including consolidated subsidiaries.
(c)                     Net income attributable to non-controlling interests reflects the allocation of Vantiv Holding’s net income based on the proportionate ownership interests in Vantiv Holding held by the non-controlling unitholders. For the nine months ended September 30, 2012, the net income attributable to non-controlling unitholders reflects the changes in ownership interests summarized in the table above.

9. CONTROLLING AND NON-CONTROLLING INTERESTS IN VANTIV HOLDING AND TRANSACTIVE

        The table below provides a reconciliation of net income attributable to non-controlling interests based on relative ownership interests in Vantiv Holding and Transactive as discussed in Note 1 (in thousands):

	Year Ended December 31, 2011	Year Ended December 31, 2010	Six Months Ended December 31, 2009
Net income	$84,810	$54,917	$14,587
Items not allocable to non-controlling interests:
Transaction costs incurred by Vantiv, Inc.(a)	—	—	11,324
Losses related to put rights(b)	800	4,300	9,100
Other expenses(c)	61	79	13
Vantiv, Inc. income tax expense(d)	13,310	7,800	(934)

Net income attributable to Vantiv Holding and Transactive	$98,981	$67,096	$34,090

Net income attributable to non-controlling interests(e)	$48,570	$32,924	$16,728

(a)
Consists of transaction costs, principally professional and advisory fees, incurred by Advent on behalf of Vantiv, Inc. in connection with the Transaction.

(b)
Represents the non-cash expense related to fair value adjustments to the value of the put rights Vantiv, Inc. received from Fifth Third Bank in connection with the Transaction.

(c)
Represents other miscellaneous expenses incurred by Vantiv, Inc.

(d)
Represents income tax expense related to Vantiv, Inc., not including consolidated subsidiaries.

(e)
Net income attributable to non-controlling interests represents 49.07% of net income attributable to Vantiv Holding and Transactive.

        In connection with the Transaction, Fifth Third Bank received a warrant that allows for the purchase of up to 20.4 million Class C Non-Voting Units of Vantiv Holding. The warrant is exercisable in any period that Vantiv Holding is not treated as a partnership for U.S. federal income tax purposes, upon the earlier to occur of a change of control or an initial public offering, both as defined in the warrant agreement. In addition, the warrant is exercisable if Fifth Third Bank delivers an opinion of counsel to Vantiv Holding that concludes, based on any Treasury regulations or guidance then in effect, that the exercise of the warrant will not cause an immediate taxable event to the other members of Vantiv Holding. The warrant expires upon the earliest to occur of (i) the 20th anniversary of the issue date, (ii) 60 days following an exercise by Vantiv, Inc. of its put rights (refer to Note 7), subject to extension in specified circumstances, and (iii) a change of control where the price paid per unit in such change of control minus the exercise price of the warrant in less than zero. Fifth Third Bank is entitled to purchase the underlying Units of the warrant at a price of $15.98 per unit. The warrant was valued at approximately $65.4 million at June 30, 2009, the issuance date, using a Black-Scholes option valuation model using probability weighted scenarios, assuming expected terms of 10 to 20 years, expected volatilities of 37.5% to 44.4%, risk free rates of 4.03% to 4.33% and expected dividend rates of 0%. The expected volatilities were based on historical and implied volatilities of comparable companies assuming similar expected terms. The warrant is recorded as a component of the non-controlling interest on the accompanying statements of financial position as of December 31, 2011 and 2010.

        On September 29, 2010, Vantiv Holding authorized for issuance approximately 15.3 million Class D Non-Voting units ("Class D Units"). The Class D Units were authorized for the settlement of awards issued under Vantiv Holding's Management Phantom Equity Plan (the "Phantom Equity Plan"). As such, upon authorization of such Units, outstanding share-based awards made under the Phantom Equity Plan were eligible for treatment as equity awards, and therefore were reclassified from other long-term liabilities to paid-in capital. As of December 31, 2011 and 2010, paid-in capital included $3.3 million and $1.7 million, respectively, and non-controlling interests included $3.1 million and $1.7 million, respectively, related to share-based payments. See Note 12 for further discussion of the Phantom Equity Plan and related reclassification of awards.

        The Amended and Restated Limited Liability Company Agreement of Vantiv Holding requires certain tax distributions to be made if and when Vantiv Holding has taxable income. Other distributions are required to be made in proportion to the members' respective membership interests.

CAPITAL STOCK	9 Months Ended
Sep. 30, 2012
CAPITAL STOCK
CAPITAL STOCK
CAPITAL STOCK

Common Stock

Under the Company’s amended and restated certificate of incorporation, the Company is authorized to issue 890,000,000 shares of Class A common stock with a par value of $0.00001 per share and 100,000,000 shares of Class B common stock with no par value per share. The Class A and Class B common stock each provide holders with one vote on all matters submitted to a vote of stockholders; however, the holders of shares of Class B common stock shall be limited to voting power, including voting power associated with any Class A common stock held, of 18.5% at any time other than in connection with a stockholder vote with respect to a change of control. Also, holders of Class B common stock do not have any of the economic rights (including rights to dividends and distributions upon liquidation) provided to the holders of Class A common stock. Shares of Class B common stock, together with the corresponding Vantiv Holding Class B units, may be exchanged for shares of Class A common stock on a 1 for 1 basis. All shares of Class A and Class B common stock vote together as one class on all matters submitted to a vote of the stockholders.

As discussed in Note 1, on March 21, 2012, the Company completed the IPO of its Class A common stock. In the IPO, an aggregate of 33,823,800 shares of Class A common stock were issued and sold to the public (including 4,411,800 Class A shares representing an over-allotment option granted by the Company and the selling stockholders to the underwriters in the IPO) at a price per share of $17.00. In conjunction with the IPO, the Company also issued 86,005,200 shares of Class B common stock. As of September 30, 2012, 128,688,231 shares of Class A common stock and 83,919,136 shares of Class B common stock were issued and outstanding.

Preferred Stock

Under the Company’s amended and restated certificate of incorporation, the Company is authorized to issue 10,000,000 shares of preferred stock with a par value of $0.00001 per share. As of September 30, 2012, there was no preferred stock outstanding.

SHARE-BASED COMPENSATION PLANS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION PLANS
SHARE-BASED COMPENSATION PLANS

Prior to the IPO, certain employees and directors of Vantiv Holding participated in the Phantom Equity Plan. As discussed in Note 1, in connection with the IPO, outstanding awards under the Phantom Equity Plan were converted into unrestricted and restricted Class A common stock, issued under the 2012 Equity Incentive Plan.

Phantom Equity Plan

Awards under the Phantom Equity Plan vested upon either the occurrence of certain events (“Time Awards”) or the achievement of specified performance goals (“Performance Awards”). Time Awards fully vested on the earliest of the fifth anniversary of the grant date, subject to the participant’s continued service through the end of the seventh anniversary of the grant date, or the date of the consummation of a change of control. The Performance Awards contained certain vesting conditions that were triggered upon the earlier of the consummation of a change of control or an IPO.

2012 Equity Incentive Plan

The 2012 Equity Incentive Plan was adopted by the Company’s board of directors in March 2012. The 2012 Equity Incentive Plan provides for grants of stock options, stock appreciation rights, restricted stock and restricted stock units, performance awards and other stock-based awards. The maximum number of shares of Class A common stock available for issuance pursuant to the 2012 Equity Incentive Plan is 35.5 million shares.

In connection with the IPO, vested Time Awards originally issued under the Phantom Equity Plan were converted into Class A common stock, whereas unvested Time Awards and Performance Awards were converted into restricted Class A common stock, which was issued under the 2012 Equity Incentive Plan.

In connection with the IPO and conversion of phantom units, the Company issued 1,381,135 shares of unrestricted Class A common stock related to vested Time Awards and 3,073,118 shares of restricted Class A common stock related to unvested Time Awards.  As the shares of restricted Class A common stock were issued in connection with the conversion of the Time Awards under the Phantom Equity Plan, compensation cost associated with the shares of restricted Class A common stock is equal to the remaining compensation expense previously associated with the Time Awards.  This compensation cost will be recognized prospectively on a straight-line basis, beginning on the date of the IPO and continuing over the remaining vesting period determined in accordance with the original Phantom Equity Plan award agreements.

The Company issued 3,560,223 shares of restricted Class A common stock in connection with the conversion of Performance Awards under the Phantom Equity Plan.  The fair value of restricted Class A common stock was based on the IPO price of $17.00 per share. Prior to the IPO, the occurrence of a qualifying event underlying the Performance Awards had not been considered probable, thus, no compensation cost related to the Performance Awards had been recognized. Upon the IPO and conversion of Performance Awards into restricted Class A common stock, compensation cost was recognized in accordance with ASC 718, Compensation — Stock Compensation, as an “improbable-to-probable” modification. As such, unrecognized compensation costs associated with the converted Performance Awards will be recognized on a straight-line basis over the three-year vesting period of the underlying restricted Class A common stock based on the fair value of such restricted Class A common stock.

Also in connection with the IPO, the Company issued 74,110 restricted stock units to members of the Company’s board of directors, which vest on the earlier of one year from the date of the grant or the next annual stockholder meeting and will be settled in shares of Class A common stock following the termination of the director’s service. Additionally, upon the IPO, the Company issued a total of 231,100 restricted stock units to 2,311 active employees of the Company, with each employee receiving 100 restricted stock units. Subject to recipients’ continued service, such units will cliff vest on the fourth anniversary of the IPO. Subsequent to the IPO, the Company periodically issues restricted stock units to directors and employees.

The following table summarizes equity award activity from the date of the IPO through September 30, 2012:

	Restricted Class A Common Stock	Restricted Stock Units
Conversion of Phantom Units in connection with the IPO:
Time Awards	3,073,118	—
Performance Awards	3,560,223	—
Conversion of Restricted Class A common stock and units to Class A common stock upon vesting	(596,797)	(123)
Issuance of Restricted Stock Units to directors and employees	—	348,851
Forfeitures	(389,482)	(37,958)
Total	5,647,062	310,770

For the nine months ended September 30, 2012 and 2011, share-based compensation expense totaled $26.9 million and $2.2 million, respectively.

12. SHARE-BASED COMPENSATION

Phantom Equity

        Effective June 30, 2009, Vantiv Holding established the Phantom Equity Plan for certain employees. The aggregate number of Units that may be issued under the Phantom Equity Plan is limited to approximately 15.3 million. Awards under the Phantom Equity Plan vest upon either the occurrence of certain events ("Time Awards") or the achievement of specified performance goals ("Performance Awards"). Time Awards fully vest on the earliest of the fifth anniversary of the grant date, subject to the participant's continued service through the end of the seventh anniversary of the grant date, or the date of the consummation of a change of control. The Performance Awards contain certain vesting conditions that are triggered upon the earlier of the consummation of a change of control or an initial public offering. Vantiv Holding has the choice to settle both Time Awards and Performance Awards in either cash or equity units, except in the event of an initial public offering, which requires settlement in equity shares.

        As discussed in Note 9, on September 29, 2010, Vantiv Holding authorized for issuance approximately 15.3 million Class D Units to be used for the settlement of Time Awards and Performance Awards. The authorization of such Units permitted Vantiv Holding to account for share-based payments as equity awards. Prior to the authorization, Time Awards and Performance Awards were accounted for as liability awards, with changes in fair value of Time Awards recognized as compensation cost over the requisite service period. Upon authorization of the Class D Units, Vantiv Holding remeasured the existing awards to fair value, with the adjustment recorded in the year ended December 31, 2010 as compensation cost.

        The table below includes a summary of Time Award and Performance Award transactions during the year ended December 31, 2011:

	Time Awards		Performance Awards
	Shares	Weighted-Average Exercise Price	Shares	Weighted-Average Exercise Price
Outstanding, beginning of period	7,669,121	$6.28	5,389,005	$6.28
Granted	1,156,479	8.84	578,277	8.84
Exercised	—	—	—	—
Forfeited or expired	94,324	6.69	47,164	6.69

Outstanding, end of period	8,731,276	$6.62	5,920,118	$6.62

Exercisable, end of period	—	—	—	—

        There were no exercisable Time Awards or Performance Awards outstanding at December 31, 2011 or 2010.

        ASC 718, Compensation—Stock Compensation, requires compensation cost for the grant-date fair value of share-based payments to be recognized over the requisite service period. Further, the fair value of liability awards is required to be remeasured at the reporting date, with changes in fair value recognized as compensation cost over the requisite service period. Based on the vesting criteria and continued service requirements, compensation cost related to Time Awards is recognized on a straight-line basis over seven years. Compensation cost associated with Time Awards issued under the Phantom Equity Plan was $3.0 million, $2.8 million and $0.6 million, respectively, for the years ended December 31, 2011 and 2010 and the six months ended December 31, 2009. At December 31, 2011, there was approximately $26.8 million of share-based compensation expense related to non-vested Time Awards not yet recognized. The expense is expected to be recognized over a remaining weighted-average period of approximately 5.1 years.

        The value of Performance Awards outstanding at December 31, 2011 and 2010 was approximately $17.1 million and $15.6 million, respectively. However, no compensation cost attributable to Performance Awards has been recognized as the achievement of such performance is not deemed probable.

        The table below presents the number and weighted-average grant-date fair value of non-vested Time Awards at the beginning and end of the year, as well as those granted, vested and forfeited during the years ended December 31, 2011 and 2010 and the six months ended December 31, 2009:

	Year Ended December 31, 2011		Year Ended December 31, 2010		Six Months Ended December 31, 2009
	Number	Fair Value	Number	Fair Value	Number	Fair Value
Non-vested, beginning of period	7,669,121	$3.74	4,170,566	$3.71	—	$—
Granted	1,156,479	3.68	3,997,052	3.78	4,170,566	3.71
Vested	—	—	—	—	—	—
Forfeited	94,324	3.74	498,497	3.66	—	—

Non-vested, end of period	8,731,276	$3.97	7,669,121	$3.74	4,170,566	$3.71

        Upon reclassification of awards from liability awards to equity awards on September 29, 2010, awards were remeasured to a weighted-average fair value of $4.11 per award.

        The value of the Time Awards during the years ended December 31, 2011 and 2010 and the six months ended December 31, 2009 was estimated using the Black-Scholes option pricing model, which incorporates the weighted-average assumptions below (assumptions below also reflect the expected option life at the date of remeasurement during 2010):

	2011	2010	2009
Expected option life at grant (in years)	7.0	7.0	7.0
Expected option life at remeasurement (in years)	—	6.3	6.7
Expected volatility	35.0%	36.0%	37.4%
Expected dividend yield	0.0%	0.0%	0.0%
Risk-free interest rate	2.6%	1.7%	3.3%

        The expected option life represents the requisite service period associated with Time Awards. Due to the lack of Company-specific historical data, the expected volatility is based on the average historical and implied volatility of the Company's peer group. The expected dividend yield reflects the assumption that dividends will not be paid by the Company to holders of Time Awards. The risk-free interest rate is based on the U.S. Treasury strip rate in effect at the time of grant or remeasurement.

        During 2010, 222,884 Time and 111,443 Performance Awards were granted to a non-employee. The grant-date fair value of the Time Awards was $4.12, resulting in total expense of $0.9 million, which was recorded in 2010 earnings. The information presented throughout the above discussion incorporates these awards. No expense has been recorded for the Performance Awards as related performance measures are not deemed probable.

Stock Options, Stock Appreciation Rights and Restricted Stock

        Prior to the Transaction, certain employees of the Predecessor Company participated in stock-based compensation plans of Fifth Third Bancorp. Stock-based awards issued and outstanding under Fifth Third Bancorp plans were forfeited in conjunction with the termination by Fifth Third Bank of employees associated with the Successor Company on January 1, 2010, as discussed below.

        Under Fifth Third Bancorp plans, certain employees were granted Fifth Third Bancorp stock-based awards. These awards primarily included stock options, stock appreciation rights ("SARs") and restricted shares. Stock options, issued at fair market value based on the closing price of Fifth Third Bancorp's common stock on the date of grant, had up to 10-year terms and vested and became fully exercisable ratably over a three or four year period of continued employment. SARs, issued at fair market value based on the closing price of Fifth Third Bancorp's common stock on the date of grant, had up to ten-year terms and vested and became exercisable either ratably or fully over a four year period of continued employment. All SARs outstanding were to be settled with stock. Fifth Third Bancorp did not grant discounted stock options or SARs, re-price previously granted stock options or SARs or grant reload stock options. Restricted share grants vested fully either after four years or ratably after three, four, and five years of continued employment and included dividend and voting rights.

        The Predecessor Company applied the fair value provisions of ASC 718, Compensation—Stock Compensation, in accounting for stock-based compensation plans and recognized compensation expense for the grant-date fair value of stock-based compensation issued over its requisite service period. Compensation expense associated with the stock compensation plan allocated to the Predecessor Company was $1.1 million for the six months ended June 30, 2009 and was included in the allocated expense line in the statement of income. There were no grants of stock options, SARs or restricted shares or options exercised after July 1, 2009.

        Subsequent to the Transaction, the Company entered into an employment arrangement with Fifth Third Bank under which employees associated with the Successor Company remained employees of Fifth Third Bank and were allocated to the Company. This arrangement extended through December 31, 2009, at which point such employees were terminated by Fifth Third Bank and immediately hired by the Company. In connection with the termination of the employees from Fifth Third Bank, all outstanding stock options, SARs and restricted shares were forfeited at that time.

FAIR VALUE MEASUREMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Company uses the hierarchy prescribed in ASC 820, Fair Value Measurement, based upon the available inputs to the valuation and the degree to which they are observable or not observable in the market. The three levels in the hierarchy are as follows:

•	Level 1 Inputs—Quoted prices (unadjusted) for identical assets or liabilities in active markets that are accessible as of the measurement date.

•
Level 2 Inputs—Inputs other than quoted prices within Level 1 that are observable either directly or indirectly, including but not limited to quoted prices in markets that are not active, quoted prices in active markets for similar assets or liabilities and observable inputs other than quoted prices such as interest rates or yield curves.

•
Level 3 Inputs—Unobservable inputs reflecting the Company’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk.

The following table summarizes assets measured at fair value on a recurring basis as of September 30, 2012 and December 31, 2011(in thousands):

	September 30, 2012			December 31, 2011
	Fair Value Measurements Using
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Liabilities:
Interest rate swaps	$—	$—	$—	$—	$30,094	$—

Interest Rate Swaps

The Company’s interest rate swaps were terminated in conjunction with the March 2012 debt refinancing discussed in Note 3. Prior to the March 2012 debt refinancing, the Company used interest rate swaps to manage interest rate risk. The fair value of interest rate swaps were determined using the market standard methodology of netting the discounted future fixed cash receipts (or payments) and the discounted expected variable cash payments (or receipts). The variable cash payments (or receipts) were based on the expectation of future interest rates (forward curves) derived from observed market interest rate curves. In addition, to comply with the provisions of ASC 820, Fair Value Measurements, credit valuation adjustments, which consider the impact of any credit enhancements to the contracts, were incorporated in the fair values to account for potential nonperformance risk. In adjusting the fair value of its interest rate swaps for the effect of nonperformance risk, the Company considered any applicable credit enhancements such as collateral postings, thresholds, mutual puts, and guarantees.

Although the Company determined that the majority of the inputs used to value its interest rate swaps fell within Level 2 of the fair value hierarchy, the credit valuation adjustments associated with its interest rate swaps utilized Level 3 inputs, such as estimates of current credit spreads to evaluate the likelihood of default by itself and its counterparties. However, as of December 31, 2011, the Company assessed the significance of the impact of the credit valuation adjustments on the overall valuation of its interest rate swaps and determined that the credit valuation adjustment was not significant to the overall valuation of its interest rate swaps. As a result, the Company classified its interest rate swap valuations in Level 2 of the fair value hierarchy. See Note 6 for further discussion of the Company’s interest rate swaps.

The following table summarizes carrying amounts and estimated fair values for assets and liabilities, excluding assets and liabilities measured at fair value on a recurring basis, as of September 30, 2012 and December 31, 2011 (in thousands):

	September 30, 2012		December 31, 2011
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Assets:
Cash and cash equivalents	$380,757	$380,757	$370,549	$370,549
Settlement assets	110,946	110,946	46,840	46,840
Liabilities:
Settlement obligations	248,752	248,752	208,669	208,669
Note payable	1,228,980	1,235,631	1,754,709	1,769,035

Due to the short-term nature of cash and cash equivalents and settlement assets and obligations, the carrying values approximate fair value. Cash and cash equivalents and settlement assets and obligations are classified in Level 1 of the fair value hierarchy. The fair value of the Company’s note payable was estimated based on rates currently available to the Company for bank loans with similar terms and maturities and is classified in Level 2 of the fair value hierarchy.

14. FAIR VALUE MEASUREMENTS

        Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Company uses the hierarchy prescribed in ASC 820, Fair Value Measurement, based upon the available inputs to the valuation and the degree to which they are observable or not observable in the market. The three levels in the hierarchy are as follows:

  •
  Level 1 Inputs—Quoted prices (unadjusted) for identical assets or liabilities in active markets that are accessible as of the measurement date.

  •
  Level 2 Inputs—Inputs other than quoted prices within Level 1 that are observable either directly or indirectly, including but not limited to quoted prices in markets that are not active, quoted prices in active markets for similar assets or liabilities and observable inputs other than quoted prices such as interest rates or yield curves.

  •
  Level 3 Inputs—Unobservable inputs reflecting the Company's own assumptions about the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk.

        The following table summarizes assets measured at fair value on a recurring basis at December 31, 2011 and 2010 (in thousands):

	2011			2010
	Fair Value Measurements Using
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Assets:
Free-standing put rights	$—	$—	$—	$—	$—	$800
Liabilities:
Interest rate swaps	—	$30,094	—	—	—	—

Interest Rate Swaps

        The Company uses interest rate swaps to manage interest rate risk. The fair value of interest rate swaps are determined using the market standard methodology of netting the discounted future fixed cash receipts (or payments) and the discounted expected variable cash payments (or receipts). The variable cash payments (or receipts) are based on the expectation of future interest rates (forward curves) derived from observed market interest rate curves. In addition, to comply with the provisions of ASC 820, Fair Value Measurements, credit valuation adjustments, which consider the impact of any credit enhancements to the contracts, are incorporated in the fair values to account for potential nonperformance risk. In adjusting the fair value of its interest rate swaps for the effect of nonperformance risk, the Company has considered any applicable credit enhancements such as collateral postings, thresholds, mutual puts, and guarantees.

        Although the Company has determined that the majority of the inputs used to value its interest rate swaps fall within Level 2 of the fair value hierarchy, the credit valuation adjustments associated with its interest rate swaps utilize Level 3 inputs, such as estimates of current credit spreads to evaluate the likelihood of default by itself and its counterparties. However, as of December 31, 2011, the Company has assessed the significance of the impact of the credit valuation adjustments on the overall valuation of its interest rate swaps and has determined that the credit valuation adjustment is not significant to the overall valuation of its interest rate swaps. As a result, the Company classifies its interest rate swap valuations in Level 2 of the fair value hierarchy. See Note 8 for further discussion of the Company's interest rate swaps.

Free-standing Derivative

        In connection with the Transaction, Vantiv, Inc. received put rights, exercisable by Vantiv, Inc., or Vantiv, Inc.'s stockholders at its option, under certain circumstances, as discussed in Note 7. The Company values the put rights by applying Black-Scholes option valuation models using probability weighted scenarios. As the put rights are valued based upon models with significant unobservable market parameters, they are classified within Level 3 of the fair value hierarchy. As discussed in Note 8, the value of the put rights as of December 31, 2011 was zero. The table below summarizes the assumptions used in the Black-Scholes option valuation model as of December 31, 2010:

December 31, 2010
Expected term (in years)	0.5 - 3.0
Expected volatility	25.6 - 44.6%
Risk free rate	0.23 - 1.05%
Expected dividend rate	0%

        The following table is a reconciliation of assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) (in thousands):

	Year Ended December 31, 2011	Year Ended December 31, 2010	Six Months Ended December 31, 2009
Beginning balance	$800	$5,100	$14,200
Losses included in earnings	(800)	(4,300)	(9,100)

Ending balance	$—	$800	$5,100

        The following table summarizes carrying amounts and estimated fair values for assets and liabilities, excluding assets and liabilities measured at fair value on a recurring basis, as of December 31, 2011 and 2010 (in thousands):

	2011		2010
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Assets:
Cash and cash equivalents	$370,549	$370,549	$236,512	$236,512
Settlement assets	46,840	46,840	29,044	29,044
Liabilities:
Settlement obligations	208,669	208,669	229,131	229,131
Note payable	1,754,709	1,769,035	1,756,278	1,799,938

        Due to the short-term nature of cash and cash equivalents and settlement assets and obligations, the carrying values approximate fair value. The fair value of notes payable was estimated based on rates currently available to the Company for bank loans with similar terms and maturities.

NET INCOME PER SHARE	9 Months Ended
Sep. 30, 2012
Earnings Per Share [Abstract]
NET INCOME PER SHARE
NET INCOME PER SHARE

Basic net income per share is calculated by dividing net income attributable to Vantiv, Inc. by the weighted-average shares of Class A common stock outstanding during the period.

During the three months and nine months ended September 30, 2012, potentially dilutive securities include restricted stock awards and the warrant held by Fifth Third which allows for the purchase of Class C units of Vantiv Holding.

Potentially dilutive securities during the three months and nine months ended September 30, 2012 also include 83,919,136 and 59,156,604, respectively, of Class B units of Vantiv Holding which, pursuant to the Exchange Agreement are convertible into shares of Class A common stock. However, such securities have been excluded in computing diluted net income per share because including them on an "if-converted" basis would have an anti-dilutive effect.

During the three and nine months ended September 30, 2011, potentially dilutive securities consisted of phantom equity awards issued under the Phantom Equity Plan and the warrant held by Fifth Third. Phantom equity awards issued by and settled in units of Vantiv Holding had an anti-dilutive effect on the Company’s net income per share and were therefore excluded from the calculation of diluted net income per share. The warrant held by Fifth Third was out of the money and was therefore also excluded from the calculation of diluted net income per share. During the three and nine months ended September 30, 2011, the Exchange Agreement permitting the conversion of Class B units of Vantiv Holding to Class A common stock of the Company was not in place, therefore Class B units of Vantiv Holding were not considered in the calculation of diluted net income per share.

The shares of Class B common stock do not share in the earnings or losses of the Company and are therefore not participating securities. Accordingly, basic and diluted net income per share of Class B common stock has not been presented.

The weighted-average Class A common shares used in computing basic and diluted net income per share reflect the retrospective application of the stock split which occurred in connection with the IPO. The following table sets forth the computation of basic and diluted net income per share:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
Basic:
Net income attributable to Vantiv, Inc. (in thousands)	$24,264	$11,648	$28,856	$20,527
Shares used in computing basic net income per share:
Weighted-average Class A common shares	122,959,429	89,515,617	112,953,425	89,515,617
Basic net income per share	$0.20	$0.13	$0.26	$0.23
Diluted:
Net income attributable to Vantiv, Inc. (in thousands)	$24,264	$11,648	$28,856	$20,527
Shares used in computing diluted net income per share:
Weighted-average Class A common shares	122,959,429	89,515,617	112,953,425	89,515,617
Restricted stock and phantom equity awards	2,191,494	—	1,047,307	—
Warrant	5,976,274	—	5,599,350	—
Diluted weighted-average shares outstanding	131,127,197	89,515,617	119,600,082	89,515,617
Diluted net income per share	$0.19	$0.13	$0.24	$0.23

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
ACCUMULATED OTHER COMPREHENSIVE LOSS
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

The activity of the components of accumulated other comprehensive income (loss) related to cash flow hedging activities was as follows for the nine months ended September 30, 2012 and 2011 (in thousands):

	Nine Months Ended September 30,
	2012	2011
Pretax activity	$29,424	$(29,488)
Tax effect	(5,495)	8,375
Net activity	23,929	(21,113)
Other comprehensive income (loss) attributable to non-controlling interests	14,415	(14,469)
Other comprehensive income (loss) attributable to Vantiv, Inc.	$9,514	$(6,644)

15. ACCUMULATED OTHER COMPREHENSIVE LOSS

        The activity of the components of accumulated other comprehensive loss was as follows for the year ended December 31, 2011 (in thousands):

				Accumulated Other Comprehensive Loss Attributable To:
	Pretax Activity	Tax Effect	Net Activity	Non-Controlling Interests	Vantiv, Inc.
Unrealized loss on hedging activities	$(29,424)	$5,495	$(23,929)	$(14,415)	$(9,514)

SEGMENT INFORMATION	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
SEGMENT INFORMATION
SEGMENT INFORMATION
SEGMENT INFORMATION

Segment operating results are presented below (in thousands). The results reflect revenues and expenses directly related to each segment. The Company does not evaluate performance or allocate resources based on segment asset data, and therefore such information is not presented.

Segment profit reflects total revenue less network fees and other costs and sales and marketing costs of the segment. The Company’s CODM evaluates this metric in analyzing the results of operations for each segment.

	Three Months Ended September 30, 2012
	Merchant Services	Financial Institution Services	General Corporate/Other	Total
Total revenue	$354,120	$112,616	$—	$466,736
Network fees and other costs	177,084	31,155	—	208,239
Sales and marketing	63,046	6,267	—	69,313
Segment profit	$113,990	$75,194	$—	$189,184

	Three Months Ended September 30, 2011
	Merchant Services	Financial Institution Services	General Corporate/Other	Total
Total revenue	$299,318	$110,046	$—	$409,364
Network fees and other costs	158,315	34,151	—	192,466
Sales and marketing	50,748	5,400	347	56,495
Segment profit	$90,255	$70,495	$(347)	$160,403

	Nine Months Ended September 30, 2012
	Merchant Services	Financial Institution Services	General Corporate/Other	Total
Total revenue	$1,028,926	$340,221	$—	$1,369,147
Network fees and other costs	517,499	100,192	—	617,691
Sales and marketing	193,394	19,208	—	212,602
Segment profit	$318,033	$220,821	$—	$538,854

	Nine Months Ended September 30, 2011
	Merchant Services	Financial Institution Services	General Corporate/Other	Total
Total revenue	$853,739	$329,635	$—	$1,183,374
Network fees and other costs	456,799	103,577	—	560,376
Sales and marketing	152,263	18,711	1,310	172,284
Segment profit	$244,677	$207,347	$(1,310)	$450,714

 A reconciliation of total segment profit to the Company’s income before applicable income taxes is as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
Total segment profit	$189,184	$160,403	$538,854	$450,714
Less: Other operating costs	(40,376)	(35,028)	(119,802)	(107,748)
Less: General and administrative	(28,600)	(18,896)	(86,387)	(68,503)
Less: Depreciation and amortization	(40,618)	(40,066)	(119,181)	(115,767)
Less: Interest expense—net	(10,056)	(26,198)	(44,675)	(85,771)
Less: Non-operating expenses	—	—	(92,672)	(13,799)
Income before applicable income taxes	$69,534	$40,215	$76,137	$59,126

19. SEGMENT INFORMATION

        Segment operating results are presented below (in thousands). The results reflect revenues and expenses directly related to each segment. The Company does not evaluate performance or allocate resources based on segment asset data, and therefore such information is not presented.

        Segment profit reflects total revenue less network fees and other costs and sales and marketing costs of the segment. The Company's CODM evaluates this metric in analyzing the results of operations for each segment.

Successor
	Year Ended December 31, 2011
	Merchant Services	Financial Institution Services	General Corporate/Other	Total
Total revenue	$1,185,253	$437,168	$—	$1,622,421
Network fees and other costs	620,852	135,883	—	756,735
Sales and marketing	211,062	24,046	1,809	236,917

Segment profit	$353,339	$277,239	$(1,809)	$628,769

	Year Ended December 31, 2010
	Merchant Services	Financial Institution Services	General Corporate/Other	Total
Total revenue	$756,930	$405,202	$—	$1,162,132
Network fees and other costs	476,932	119,063	—	595,995
Sales and marketing	73,441	22,964	2,013	98,418

Segment profit	$206,557	$263,175	$(2,013)	$467,719

	Six Months Ended December 31, 2009
	Merchant Services	Financial Institution Services	General Corporate/Other	Total
Total revenue	$320,355	$185,647	$—	$506,002
Network fees and other costs	207,008	47,917	—	254,925
Sales and marketing	24,410	8,076	—	32,486

Segment profit	$88,937	$129,654	$—	$218,591

Predecessor
	Six Months Ended June 30, 2009
	Merchant Services	Financial Institution Services	General Corporate/Other	Total
Total revenue	$264,224	$180,500	$—	$444,724
Network fees and other costs	171,570	50,110	—	221,680
Sales and marketing	26,497	11,064	—	37,561

Segment profit	$66,157	$119,326	$—	$185,483

        A reconciliation of total segment profit to the Company's income before applicable income taxes is as follows (in thousands):

	Successor			Predecessor
	Year Ended December 31, 2011	Year Ended December 31, 2010	Six Months Ended December 31, 2009	Six Months Ended June 30, 2009
Total segment profit	$628,769	$467,719	$218,591	$185,483
Less: Other operating costs	(143,420)	(124,383)	(48,275)	—
Less: General and administrative	(86,870)	(58,091)	(38,058)	(8,468)
Less: Depreciation and amortization	(155,326)	(110,964)	(49,885)	(2,356)
Less: Allocated expenses	—	—	—	(52,980)
Less: Interest expense—net	(111,535)	(116,020)	(58,877)	(9,780)
Less: Non-operating expenses	(14,499)	(4,300)	(9,100)	(127)

Income before applicable income taxes	$117,119	$53,961	$14,396	$111,772

SUBSEQUENT EVENT	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
SUBSEQUENT EVENTS
SUBSEQUENT EVENT
SUBSEQUENT EVENT

On October 26, 2012, the Company entered into a definitive agreement to acquire Litle & Co., LLC (“Litle & Co.”) for approximately $361 million in cash, pending regulatory approvals and customary closing conditions. Litle & Co. is a leading independent eCommerce payment processor, providing a fully-integrated payments solution for companies that sell goods and services to consumers over the internet and through direct response marketing.

The acquisition of Litle & Co. significantly increases the Company's capabilities in eCommerce, expands its customer base of online merchants, and enables the delivery of Litle and Co.'s innovative, best-in-class eCommerce solutions to the Company's merchant and financial institution clients.

This acquisition is expected to close in the fourth quarter of 2012 and will be recorded as a business combination under ASC 805, Business Combinations. The Company will fund this acquisition with cash on hand and funds available under its existing revolving credit facility.

18. SUBSEQUENT EVENTS The Company has evaluated subsequent events through February 21, 2012, the date the financial statements were issued.

SUMMARY OF SIGNIFICANT ACCOUNTING AND REPORTING POLICIES (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING AND REPORTING POLICIES
Revenue Recognition
Revenue Recognition

The Company has contractual agreements with its clients that set forth the general terms and conditions of the relationship including line item pricing, payment terms and contract duration. Revenues are recognized as earned (i.e., for transaction based fees, when the underlying transaction is processed) in conjunction with ASC 605, Revenue Recognition. ASC 605, Revenue Recognition, establishes guidance as to when revenue is realized or realizable and earned by using the following criteria: (1) persuasive evidence of an arrangement exists; (2) delivery has occurred or services have been rendered; (3)the seller’s price is fixed or determinable; and (4) collectibility is reasonably assured.

The Company follows guidance provided in ASC 605-45, Principal Agent Considerations. ASC 605-45, Principal Agent Considerations, states that whether a company should recognize revenue based on the gross amount billed to a customer or the net amount retained is a matter of judgment that depends on the facts and circumstances of the arrangement and that certain factors should be considered in the evaluation. The Company recognizes processing revenues net of interchange fees, which are assessed to the Company’s merchant customers on all processed transactions. Interchange rates are not controlled by the Company, which effectively acts as a clearing house collecting and remitting interchange fee settlement on behalf of issuing banks, debit networks, credit card associations and its processing customers. All other revenue is reported on a gross basis, as the Company contracts directly with the end customer, assumes the risk of loss and has pricing flexibility.

The Company generates revenue primarily by processing electronic payment transactions. Set forth below is a description of the Company’s revenue by segment.

Merchant Services

The Company’s Merchant Services segment revenue is primarily derived from processing credit and debit card transactions. Merchant Services revenue is primarily comprised of fees charged to businesses, net of interchange fees, for payment processing services, including authorization, capture, clearing, settlement and information reporting of electronic transactions. The fees charged consist of either a percentage of the dollar volume of the transaction or a fixed fee, or both, and are recognized at the time of the transaction. Merchant Services revenue also includes a number of revenue items that are incurred by the Company and are reimbursable as the costs are passed through to and paid by the Company’s clients. These items primarily consist of Visa, MasterCard and other payment network fees. In addition, for sales through ISOs and certain other referral sources in which the Company is the primary party to the contract with the merchant, the Company records the full amount of the fees collected from the merchant as revenue. Merchant Services segment revenue also includes revenue from ancillary services such as fraud management, equipment sales and terminal rent. Merchant Services revenue is recognized as services are performed.

Financial Institution Services

The Company’s Financial Institution Services segment revenues are primarily derived from debit, credit and ATM card transaction processing, ATM driving and support, and PIN debit processing services. Financial Institution Services revenue associated with processing transactions includes per transaction and account related fees, card production fees and fees generated from the Company’s Jeanie network. Financial Institution Services revenue related to card transaction processing is recognized when consumers use their client-issued cards to make purchases. Financial Institution Services revenue related to ATM driving and support is recognized in accordance with contractual agreements with the Company’s clients.

In addition to the services discussed above, Financial Institution Services generates revenue through other services, including statement production, collections and inbound/outbound call centers for credit transactions and other services such as credit card portfolio analytics, program strategy and support, fraud and security management and chargeback and dispute services. Related revenues are recognized as services are performed.

Financial Institution Services provides certain services to Fifth Third Bank. Revenues related to these services are included in the accompanying statements of income as related party revenues.

Revenue Recognition

        The Company has contractual agreements with its clients that set forth the general terms and conditions of the relationship including line item pricing, payment terms and contract duration. Revenues are recognized as earned (i.e., for transaction based fees, when the underlying transaction is processed) in conjunction with ASC 605, Revenue Recognition. ASC 605, Revenue Recognition, establishes guidance as to when revenue is realized or realizable and earned by using the following criteria: (1) persuasive evidence of an arrangement exists; (2) delivery has occurred or services have been rendered; (3) the seller's price is fixed or determinable; and (4) collectibility is reasonably assured.

        The Company follows guidance provided in ASC 605-45, Principal Agent Considerations. ASC 605-45 states that whether a company should recognize revenue based on the gross amount billed to a customer or the net amount retained is a matter of judgment that depends on the facts and circumstances of the arrangement and that certain factors should be considered in the evaluation. The Company recognizes processing revenues net of interchange fees, which are assessed to the Company's merchant customers on all processed transactions. Interchange rates are not controlled by the Company, which effectively acts as a clearing house collecting and remitting interchange fee settlement on behalf of issuing banks, debit networks, credit card associations and its processing customers. All other revenue is reported on a gross basis, as the Company contracts directly with the end customer, assumes the risk of loss and has pricing flexibility.

        The Company generates revenue primarily by processing electronic payment transactions. Set forth below is a description of the Company's revenue by segment.

Merchant Services

        The Company's Merchant Services segment revenue is primarily derived from processing credit and debit card transactions. Merchant Services revenue is primarily comprised of fees charged to businesses, net of interchange fees, for payment processing services, including authorization, capture, clearing, settlement and information reporting of electronic transactions. The fees charged consist of either a percentage of the dollar volume of the transaction or a fixed fee, or both, and are recognized at the time of the transaction. Merchant Services revenue also includes a number of revenue items that are incurred by the Company and are reimbursable as the costs are passed through to and paid by the Company's clients. These items primarily consist of Visa, MasterCard and other payment network fees. In addition, for sales through ISOs and certain other referral sources in which the Company is the primary party to the contract with the merchant, the Company records the full amount of the fees collected from the merchant as revenue. Merchant Services segment revenue also includes revenue from ancillary services such as fraud management, equipment sales and terminal rent. Merchant Services revenue is recognized as services are performed.

        Included within Merchant Services revenue are fees received by the Company for merchant processing services provided on an outsourced basis for certain customers of Fifth Third Bank. In some cases such fees are collected by Fifth Third Bank from the end merchant and remitted to the Company. Revenues associated with such transactions were approximately $99.5 million, $84.3 million, $38.5 million and $40.0 million during the years ended December 31, 2011 and 2010 and the six months ended December 31, 2009 and June 30, 2009, respectively.

Financial Institution Services

        The Company's Financial Institution Services segment revenues are primarily derived from debit, credit and ATM card transaction processing, ATM driving and support, and PIN debit processing services. Financial Institution Services revenue associated with processing transactions includes per transaction and account related fees, card production fees and fees generated from the Company's Jeanie network. Financial Institution Services revenue related to card transaction processing is recognized when consumers use their client-issued cards to make purchases. Financial Institution Services revenue related to ATM driving and support is recognized in accordance with contractual agreements with the Company's clients.

        In addition to the services discussed above, Financial Institution Services generates revenue through other services, including statement production, collections and inbound/outbound call centers for credit transactions and other services such as credit card portfolio analytics, program strategy and support, fraud and security management and chargeback and dispute services. Related revenues are recognized as services are performed.

        Financial Institution Services provides certain services to Fifth Third Bank. Revenues related to these services are included in the accompanying statements of income as related party revenues.

Expenses
Expenses

Set forth below is a brief description of the components of the Company’s expenses:

•
Network fees and other costs consists of certain expenses incurred by the Company in connection with providing processing services to its clients, including Visa and MasterCard network association fees, payment network fees, card production costs, telecommunication charges, postage and other third party processing expenses.

•
Sales and marketing expense primarily consists of salaries and benefits paid to sales personnel, sales management and other sales and marketing personnel, advertising and promotional costs and residual payments made to ISOs and other third party resellers.

•
Other operating costs primarily consist of salaries and benefits paid to operational and IT personnel, costs associated with operating the Company’s technology platform and data centers, information technology costs for processing transactions, product development costs, software consulting fees and maintenance costs.

•
General and administrative expenses primarily consist of salaries and benefits paid to executive management and administrative employees, including finance, human resources, product development, legal and risk management, share-based compensation costs, equipment and occupancy costs and consulting costs.

•
Non-operating expenses consist of charges related to the refinancing of the Company’s senior secured credit facilities (see Note 3) and the early termination of the Company’s interest rate swaps (see Note 6) in connection with the March 2012 debt refinancing, and a one-time activity fee of $6.0 million assessed by MasterCard as a result of the IPO.

Expenses

        Set forth below is a brief description of the components of the Company's expenses:

  •
  Network fees and other costs consists of certain expenses incurred by the Company in connection with providing processing services to its clients, including Visa and MasterCard network association fees, payment network fees, card production costs, telecommunication charges, postage and other third party processing expenses.

  •
  Sales and marketing expense primarily consists of salaries and benefits paid to sales personnel, sales management and other sales and marketing personnel, advertising and promotional costs and residual payments made to ISOs and other third party resellers.

  •
  Other operating costs primarily consist of salaries and benefits paid to operational and IT personnel, costs associated with operating the Company's technology platform and data centers, information technology costs for processing transactions, product development costs, software consulting fees and maintenance costs.

  •
  General and administrative expenses primarily consist of salaries and benefits paid to executive management and administrative employees, including finance, human resources, product development, legal and risk management, share-based compensation costs, equipment and occupancy costs and consulting costs.

Share-Based Compensation
Share-Based Compensation

The Company expenses employee share-based payments under ASC 718, Compensation—Stock Compensation, which requires compensation cost for the grant-date fair value of share-based payments to be recognized over the requisite service period. The Company estimates the grant date fair value of the share-based awards issued in the form of options using the Black-Scholes option pricing model. The fair value of restricted stock awards is measured based on the market price of the Company’s stock on the grant date.

Share-Based Compensation

        The Company expenses employee share-based payments under ASC 718, Compensation—Stock Compensation, which requires compensation cost for the grant-date fair value of share-based payments to be recognized over the requisite service period. Further, the fair value of liability awards is required to be remeasured at the reporting date, with changes in fair value recognized as compensation cost over the requisite service period. The Company estimates the grant date fair value of the share-based awards issued using the Black-Scholes option pricing model.

Income Taxes
Income Taxes

Vantiv, Inc. is taxed as a C corporation for U.S. income tax purposes and is therefore subject to both federal and state taxation at a corporate level.

Income taxes are computed in accordance with ASC 740, Income Taxes, and reflect the net tax effects of temporary differences between the financial reporting carrying amounts of assets and liabilities and the corresponding income tax amounts. The Company has deferred tax assets and liabilities and maintains valuation allowances where it is more likely than not that all or a portion of deferred tax assets will not be realized. To the extent the Company determines that it will not realize the benefit of some or all of its deferred tax assets, such deferred tax assets will be adjusted through the Company’s provision for income taxes in the period in which this determination is made. As of September 30, 2012 and December 31, 2011, the Company had recorded no valuation allowances against deferred tax assets.

The Company’s consolidated interim effective tax rate is based upon expected annual income from operations, statutory tax rates and tax laws in the various jurisdictions in which the Company operates. Significant or unusual items, including adjustments to accruals for tax uncertainties, are recognized in the quarter in which the related event occurs.

The Company’s effective tax rates were 30.1% and 28.7% and 30.0% and 23.8%, respectively, for the three months ended and the nine months ended September 30, 2012 and 2011. The effective rate for each period reflects the impact of the Company’s non-controlling interests. The Company’s TRAs had no impact on its effective tax rate.  The effective rate during the nine months ended September 30, 2011 reflects a $2.5 million benefit recognized as a result of a change in state income tax law.

Income Taxes

        Vantiv, Inc. is taxed as a C corporation for U.S. income tax purposes and is therefore subject to both federal and state taxation at a corporate level.

        Income taxes are computed in accordance with ASC 740, Income Taxes, and reflect the net tax effects of temporary differences between the financial reporting carrying amounts of assets and liabilities and the corresponding income tax amounts. The Company has deferred tax assets and liabilities and maintains valuation allowances where it is more likely than not that all or a portion of deferred tax assets will not be realized. To the extent the Company determines that it will not realize the benefit of some or all of its deferred tax assets, such deferred tax assets will be adjusted through the Company's provision for income taxes in the period in which this determination is made. As of December 31, 2011 and 2010, the Company had recorded no valuation allowances against deferred tax assets.

        Prior to June 30, 2009, the operations of the Predecessor Company were included in Fifth Third Bancorp's consolidated federal income tax return and the state income tax returns of certain subsidiaries of Fifth Third Bancorp. For the purpose of the Predecessor financial statements, federal and state income taxes have been determined on a separate basis as if the Predecessor Company was a separate, stand-alone taxable entity for the period prior to June 30, 2009.

        See Note 13 for further discussion of income taxes.

Cash and Cash Equivalents
Cash and Cash Equivalents

Investments with original maturities of three months or less (that are readily convertible to cash) are considered to be cash equivalents and are stated at cost, which approximates fair value. Cash equivalents consist primarily of overnight EuroDollar investments. Such investments are maintained at reputable financial institutions with high credit quality and therefore are considered to bear minimal credit risk.

Cash and Cash Equivalents

        For the period prior to June 1, 2009, Fifth Third Bank used a centralized approach to cash management. Cash receipts and payments of trade payables and other disbursements were processed through a centralized cash management system by Fifth Third Bank. All cash derived from or required for the Predecessor Company's operations was applied to or against Fifth Third Bank's consolidated cash balances.

        Investments with original maturities of three months or less (that are readily convertible to cash) are considered to be cash equivalents and are stated at cost, which approximates fair value. Cash equivalents consist primarily of overnight EuroDollar investments. Such investments are maintained at reputable financial institutions with high credit quality and therefore are considered to bear minimal credit risk.

Accounts Receivable-net
Accounts Receivable—net

Accounts receivable primarily represent processing revenues earned but not collected. For a majority of its customers, the Company has the authority to debit the client’s bank accounts through the Federal Reserve’s Automated Clearing House; as such, collectibility is reasonably assured. The Company records a reserve for doubtful accounts when it is probable that the accounts receivable will not be collected. The Company reviews historical loss experience and the financial position of its customers when estimating the allowance. As of September 30, 2012, the allowance for doubtful accounts was not material to the Company’s statement of financial position.

Accounts Receivable—net

        Accounts receivable primarily represent processing revenues earned but not collected. For a majority of its customers, the Company has the authority to debit the client's bank accounts through the Federal Reserve's Automated Clearing House; as such, collectibility is reasonably assured. The Company records a reserve for doubtful accounts when it is probable that the accounts receivable will not be collected. The Company reviews historical loss experience and the financial position of its customers when estimating the allowance. As of December 31, 2011 and 2010, the allowance for doubtful accounts was not material to the Company's statements of financial position.

        In addition to the reserve for doubtful accounts, the Company also maintains a reserve for refunds expected to be provided to customers. The reserve related to refunds was $3.2 million and $3.3 million as of December 31, 2011 and 2010, respectively, and is recorded within the accounts receivable reserve.

Customer Incentives
Customer Incentives

Customer incentives represent signing bonuses paid to customers. Customer incentives are paid in connection with the acquisition or renewal of customer contracts, and are therefore deferred and amortized using the straight-line method based on the contractual agreement. Related amortization is recorded as contra-revenue.

Customer Incentives

        Customer incentives represent signing bonuses paid to customers. Customer incentives are paid in connection with the acquisition or renewal of customer contracts, and are therefore deferred and amortized using the straight-line method based on the contractual agreement. Related amortization is recorded as contra-revenue.

Property and Equipment-net
Property and Equipment—net

Property and equipment consists of the Company’s corporate headquarters facility, furniture and equipment, software, leasehold improvements and construction in progress. These assets are depreciated on a straight-line basis over their respective useful lives, which are 15 to 40 years for the Company’s corporate headquarters facility and related improvements, 2 to 10 years for furniture and equipment, 3 to 5 years for software and 3 to 10 years for leasehold improvements or the lesser of the estimated useful life of the improvement or the term of lease.

The Company capitalizes certain costs related to computer software developed for internal use and amortizes such costs on a straight-line basis over an estimated useful life of 3 to 5 years. Research and development costs incurred prior to establishing technological feasibility are charged to operations as such costs are incurred. Once technological feasibility has been established, costs are capitalized until the software is placed in service.

Property and Equipment—net

        Property and equipment consists of the Company's corporate headquarters facility, furniture and equipment, software, leasehold improvements and construction in progress. These assets are depreciated on a straight-line basis over their respective useful lives, which are 15 to 40 years for the Company's corporate headquarters facility and related improvements, 2 to 10 years for furniture and equipment, 3 to 5 years for software and 3 to 10 years for leasehold improvements. Leasehold improvements are amortized over the lesser of the estimated useful life of the improvement or the term of lease.

        The Company capitalizes certain costs related to computer software developed for internal use and amortizes such costs on a straight-line basis over an estimated useful life of 3 to 5 years. Research and development costs incurred prior to establishing technological feasibility are charged to operations as such costs are incurred. Once technological feasibility has been established, costs are capitalized until the software is placed in service.

Goodwill and Intangible Assets
Goodwill and Intangible Assets

In accordance with ASC 350, Intangibles—Goodwill and Other, the Company tests goodwill for impairment for each reporting unit on an annual basis, or when events occur or circumstances change that would indicate the fair value of a reporting unit is below its carrying value. If the fair value of a reporting unit is less than its carrying value, an impairment loss is recorded to the extent that fair value of the goodwill within the reporting unit is less than its carrying value. The Company performed its most recent annual goodwill impairment test for all reporting units as of July 31, 2012 in accordance with ASU 2011-08, "Intangibles - Goodwill and Other (Topic 350) Testing Goodwill for Impairment," which permits the Company to assess qualitative factors to determine whether the existence of events or circumstances leads to the determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. Based on this analysis, it was determined that it is not more likely than not that the fair value of the reporting units is less than the carrying value.

Intangible assets consist primarily of acquired customer relationships amortized over their estimated useful lives and an indefinite lived trade name not subject to amortization. The Company reviews the acquired customer relationships for possible impairment whenever events or changes in circumstances indicate that carrying amounts may not be recoverable. The indefinite lived trade name is tested for impairment annually. The Company performed its most recent annual trade name impairment test as of July 31, 2012, which indicated there was no impairment.

Goodwill and Intangible Assets

        In accordance with ASC 350, Intangibles—Goodwill and Other, the Company tests goodwill for impairment for each reporting unit on an annual basis, or when events occur or circumstances change that would indicate the fair value of a reporting unit is below its carrying value. If the fair value of a reporting unit is less than its carrying value, an impairment loss is recorded to the extent that fair value of the goodwill within the reporting unit is less than its carrying value. The Company performed its most recent annual goodwill impairment test for certain of its reporting units as of July 31, 2011 and for the remainder of its reporting units as of November 30, 2011 using market data and discounted cash flow analyses, which indicated there was no impairment. As of December 31, 2011, there have been no indications of impairment.

        Intangible assets consist primarily of acquired customer relationships amortized over their estimated useful lives and an indefinite lived trade name not subject to amortization. The Company reviews the acquired customer relationships for possible impairment whenever events or changes in circumstances indicate that carrying amounts may not be recoverable. The indefinite lived trade name is tested for impairment annually.

Settlement Assets and Obligations
Settlement Assets and Obligations

Settlement assets and obligations result from Financial Institution Services when funds are transferred from or received by the Company prior to receiving or paying funds to a different entity. This timing difference results in a settlement asset or obligation. The amounts are generally collected or paid the following business day.

The settlement assets and obligations recorded by Merchant Services represent intermediary balances due to differences between the amount the Sponsoring Member receives from the card associations and the amount funded to the merchants. Such differences arise from timing differences, interchange expenses, merchant reserves and exception items. In addition, certain card associations limit the Company from accessing or controlling merchant settlement funds and, instead, require that these funds be controlled by the Sponsoring Member. The Company follows a net settlement process whereby, if the settlement received from the card associations precedes the funding obligation to the merchant, the Company temporarily records a corresponding liability. Conversely, if the funding obligation to the merchant precedes the settlement from the card associations, the amount of the net receivable position is recorded by the Company, or in some cases, the Sponsoring Member may cover the position with its own funds in which case a receivable position is not recorded by the Company.

Settlement Assets and Obligations

        Settlement assets and obligations result from financial institution services when funds are transferred from or received by the Company prior to receiving or paying funds to a different entity. This timing difference results in a settlement asset or obligation. The amounts are generally collected or paid the following business day.

        The settlement assets and obligations recorded by Merchant Services represent intermediary balances due to differences between the amount the Sponsoring Member receives from the card associations and the amount funded to the merchants. Such differences arise from timing differences, interchange expenses, merchant reserves and exception items. In addition, certain card associations limit the Company from accessing or controlling merchant settlement funds and, instead, require that these funds be controlled by the Sponsoring Member. The Company follows a net settlement process whereby, if the settlement received from the card associations precedes the funding obligation to the merchant, the Company temporarily records a corresponding liability. Conversely, if the funding obligation to the merchant precedes the settlement from the card associations, the amount of the net receivable position is recorded by the Company, or in some cases, the Sponsoring Member may cover the position with its own funds in which case a receivable position is not recorded by the Company. Prior to June 1, 2009, Fifth Third Bank, as the Sponsoring Member, used its own funds and assessed a funding cost to the Company, which was included in non-operating expenses. Subsequent to June 1, 2009, net receivable positions are funded through the Company's cash or available line of credit.

Derivatives
Derivatives

The Company accounts for derivatives in accordance with ASC 815, Derivatives and Hedging. This guidance establishes accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. All derivatives, whether designated in hedging relationships or not, are required to be recorded on the statement of financial position at fair value. If the derivative is designated as a fair value hedge, the changes in the fair value of the derivative and the hedged item will be recognized in earnings. If the derivative is designated as a cash flow hedge, the effective portion of the change in the fair value of the derivative will be recorded in accumulated other comprehensive income (loss) and will be recognized in the statement of income when the hedged item affects earnings. For a derivative that does not qualify as a hedge (“free-standing derivative”), changes in fair value are recognized in earnings.

Derivatives

        The Company accounts for derivatives in accordance with ASC 815, Derivatives and Hedging. This guidance establishes accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. All derivatives, whether designated in hedging relationships or not, are required to be recorded on the statement of financial position at fair value. If the derivative is designated as a fair value hedge, the changes in the fair value of the derivative and the hedged item will be recognized in earnings. If the derivative is designated as a cash flow hedge, the effective portion of the change in the fair value of the derivative will be recorded in accumulated other comprehensive income (loss) and will be recognized in the statement of income when the hedged item affects earnings. For a derivative that does not qualify as a hedge ("free-standing derivative"), changes in fair value are recognized in earnings.

New Accounting Pronouncements
New Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board (“FASB”) issued ASU 2011-4, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” The amendments in ASU 2011-4 result in common fair value measurement and disclosure requirements in U.S. GAAP and IFRS. As such, ASU 2011-4 changes the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. For several of the requirements, the FASB does not intend for the amendments in ASU 2011-4 to result in a change in the application of the requirements in ASC 820, Fair Value Measurement. ASU 2011-4 is effective prospectively for annual and interim reporting periods beginning after December 15, 2011. The Company’s adoption of this principle did not have a material effect on the Company’s financial position or results of operations.

In July 2012, the FASB issued ASU 2012-02, "Intangibles-Goodwill and Other," which amends the guidance in ASC 350-30 on testing indefinite-lived intangible assets, other than goodwill, for impairment by allowing an entity to perform a qualitative impairment assessment before proceeding to the two-step impairment test. If the entity determines, on the basis of qualitative factors, that the fair value of the indefinite-lived intangible asset is not more likely than not (i.e., a likelihood of more than 50 percent) impaired, the entity would not need to calculate the fair value of the asset. In addition, the ASU does not amend the requirement to test these assets for impairment between annual tests if there is a change in events or circumstances; however, it does revise the examples of events and circumstances that an entity should consider in interim periods. ASU 2012-02 is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, with early adoption being permitted. Our adoption of this ASU is not expected to have a material impact on our consolidated financial statements.

New Accounting Pronouncements

        In June 2011, the FASB issued ASU 2011-05, "Comprehensive Income (Topic 220): Presentation of Comprehensive Income," which revises the manner in which entities present comprehensive income in their financial statements. The amendments implemented under ASU 2011-05 give an entity the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for total comprehensive income. The ASU eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. The amendments in this ASU do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. ASU 2011-05 should be applied retrospectively and is effective for public entities for fiscal years, and interim periods within those years, beginning after December 15, 2011, with early adoption permitted. The Company's adoption of this ASU did not have a material effect on the Company's financial position or results of operations.

        In September 2011, the FASB issued ASU 2011-08, "Intangibles—Goodwill and Other (Topic 350) Testing Goodwill for Impairment," which revises the guidance on testing goodwill for impairment. Under the revised guidance, entities testing goodwill for impairment have the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If, after assessing the totality of events or circumstances, an entity determines it is more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test would be required. Under the amendments in this ASU, an entity has the option to bypass the qualitative assessment for any reporting unit in any period and proceed directly to performing the first step of the two-step goodwill impairment test. An entity may resume performing the qualitative assessment in any subsequent period. This ASU does not change how goodwill is calculated or assigned to reporting units, nor does it revise the requirement to test goodwill annually for impairment. In addition, this ASU does not amend the requirement to test goodwill for impairment between annual tests if events or circumstances warrant; however, it does revise the examples of events and circumstances that an entity should consider. The amendments within this ASU are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011, with early adoption permitted. The guidance will not have a material effect on the Company's financial position or results of operations.

LONG-TERM DEBT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
DEBT
Schedule of Company's debt
As of September 30, 2012 and December 31, 2011, the Company’s debt consisted of the following:

	September 30, 2012	December 31, 2011
	(in thousands)
$1,621.1 million term B-1 loans, expiring on November 3, 2016 and bearing interest payable quarterly at a variable base rate (LIBOR) plus a spread rate (325 basis points) with a floor of 125 basis points (total rate of 4.5% at December 31, 2011)	$—	$1,608,905
$150.0 million term B-2 loans, expiring on November 3, 2017 and bearing interest payable quarterly at a variable base rate (LIBOR) plus a spread rate (350 basis points) with a floor of 150 basis points (total rate of 5.0% at December 31, 2011)	—	150,000
$1,000.0 million term A loans, expiring on March 27, 2017, bearing interest payable quarterly based on the Company’s leverage ratio at a variable base rate (LIBOR) plus a spread rate (175 to 250 basis points) (total rate of 2.47% at September 30, 2012) and amortizing on a basis of 1.25% during each of the first eight quarters, 1.875% during each of the second eight quarters and 2.5% during each of the following three quarters with a balloon payment due at maturity	975,000	—
$250.0 million term B loans, expiring on March 27, 2019, bearing interest payable quarterly at a variable base rate (LIBOR) plus a spread rate (275 basis points) with a floor of 100 basis points (total rate of 3.75% at September 30, 2012) and amortizing on a basis of 1.0% per year with a balloon payment due at maturity	248,750	—
$10.1 million leasehold mortgage, expiring on August 10, 2021 and bearing interest payable monthly at a fixed rate (rate of 6.22% at September 30, 2012)	10,131	10,131
Less: Current portion of note payable and current portion of note payable to related party	(52,500)	(16,211)
Less: Original issue discount	(4,901)	(14,327)
Note payable and note payable to related party	$1,176,480	$1,738,498

	Original Debt		Refinanced Debt
(dollars in millions)	Amount Outstanding	Interest Rate	Amount Outstanding	Interest Rate
First Lien/Term B-1	$1,571.1	LIBOR + 400 bps; floor of 150 bps	$1,621.1	LIBOR + 325 bps; floor of 125 bps
Second Lien/Term B-2	$200.0	LIBOR + 675 bps; floor of 150 bps	$150.0	LIBOR + 350 bps; floor of 150 bps

Total	$1,771.1		$1,771.1

TAX RECEIVABLE AGREEMENTS (Tables)	9 Months Ended
Sep. 30, 2012
TAX RECEIVABLE AGREEMENTS
Schedule of the company's liability pursuant to the TRAs
As of September 30, 2012, the Company’s liability pursuant to the TRAs was as follows (in thousands):

September 30, 2012
TRA with Fifth Third	$11,100
TRA with Advent	185,200
TRA with all pre-IPO investors	135,000
TRA with JPDN	1,700
Total	$333,000

INTANGIBLE ASSETS (Tables)	9 Months Ended
Sep. 30, 2012
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of Intangible Assets
As of September 30, 2012 and December 31, 2011, the Company's intangible assets consisted of the following (in thousands):

	September 30, 2012	December 31, 2011
Customer relationship intangible assets	$1,139,319	$1,139,319
Trade name	41,000	41,000
Customer portfolios and related assets	14,096	3,567
	1,194,415	1,183,886

Less accumulated amortization on:
Customer relationship intangible assets	354,973	267,108
Customer portfolios and related assets	2,441	580
	357,414	267,688
	$837,001	$916,198

Schedule of Expected Amortization Expense	The estimated amortization expense of intangible assets for the next five years is as follows (in thousands):

2013	$114,239
2014	109,671
2015	106,117
2016	103,399
2017	100,368

DERIVATIVES AND HEDGING ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2011
DERIVATIVES AND HEDGING ACTIVITIES
Schedule of fair value of derivative instruments

	Statement of Financial Position Location	December 31, 2011
Interest rate swaps	Other non-current liabilities	$30,094

Schedule of effect of the Company's interest rate swaps on the consolidated statements of income

	Year Ended December 31,
	2011	2010
Derivatives in cash flow hedging relationships:
Amount of loss recognized in OCI (effective portion)(1)	$(36,643)	$—
Amount of loss reclassified from accumulated OCI into earnings (effective portion)(2)	(7,220)	—
Amount of loss recognized in earnings (ineffective portion)(2)	(3,492)	—
(1)
"OCI" represents other comprehensive income.

(2)
Loss is recognized in "Interest expense—net" in the Statements of Income.

CONTROLLING AND NON-CONTROLLING INTERESTS IN VANTIV HOLDING (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
CONTROLLING AND NON-CONTROLLING INTERESTS IN VANTIV HOLDING AND TRANSACTIVE
Schedule of changes in units and related ownership interest
Changes in units and related ownership interest in Vantiv Holding are summarized as follows:

	Vantiv, Inc.	Fifth Third	JPDN	Total
As of December 31, 2011	50,930,455	48,933,182	136,363	100,000,000
% of ownership	50.93%	48.93%	0.14%
Recapitalization transactions:
Incremental units as a result of split	38,585,162	37,072,018	103,309	75,760,489
JPDN exchange for Class A common stock	239,672	—	(239,672)	—
IPO transactions:
Issuance of Class A common stock to public	31,498,064	(2,086,064)	—	29,412,000
Issuance of Class A common stock under equity plan	8,716,141	—	—	8,716,141
Equity plan activity (a)	(1,281,263)	—	—	(1,281,263)
As of September 30, 2012	128,688,231	83,919,136	—	212,607,367
% of ownership	60.53%	39.47%	0.00%

(a)	Includes treasury stock, forfeitures of Restricted Class A common stock awards and the conversion of Restricted Class A common stock units to Class A common stock.

Schedule of reconciliation of net income (loss) attributable to non-controlling interest
The table below provides a reconciliation of net income attributable to non-controlling interests based on relative ownership interests in Vantiv Holding as discussed above (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
Net income	$48,639	$28,683	$53,289	$45,043
Items not allocable to non-controlling interests:
Miscellaneous expenses (a)	—	—	—	156
Vantiv, Inc. income tax expense (b)	13,114	6,033	2,556	4,763
Net income attributable to Vantiv Holding	61,753	34,716	55,845	49,962
Net income attributable to non-controlling interests (c)	$24,375	$17,035	$24,433	$24,516

(a)                    Represents miscellaneous expenses incurred by Vantiv, Inc.
(b)                    Represents income tax expense related to Vantiv, Inc., not including consolidated subsidiaries.
(c)                     Net income attributable to non-controlling interests reflects the allocation of Vantiv Holding’s net income based on the proportionate ownership interests in Vantiv Holding held by the non-controlling unitholders. For the nine months ended September 30, 2012, the net income attributable to non-controlling unitholders reflects the changes in ownership interests summarized in the table above.

	Year Ended December 31, 2011	Year Ended December 31, 2010	Six Months Ended December 31, 2009
Net income	$84,810	$54,917	$14,587
Items not allocable to non-controlling interests:
Transaction costs incurred by Vantiv, Inc.(a)	—	—	11,324
Losses related to put rights(b)	800	4,300	9,100
Other expenses(c)	61	79	13
Vantiv, Inc. income tax expense(d)	13,310	7,800	(934)

Net income attributable to Vantiv Holding and Transactive	$98,981	$67,096	$34,090

Net income attributable to non-controlling interests(e)	$48,570	$32,924	$16,728

(a)
Consists of transaction costs, principally professional and advisory fees, incurred by Advent on behalf of Vantiv, Inc. in connection with the Transaction.

(b)
Represents the non-cash expense related to fair value adjustments to the value of the put rights Vantiv, Inc. received from Fifth Third Bank in connection with the Transaction.

(c)
Represents other miscellaneous expenses incurred by Vantiv, Inc.

(d)
Represents income tax expense related to Vantiv, Inc., not including consolidated subsidiaries.

(e)
Net income attributable to non-controlling interests represents 49.07% of net income attributable to Vantiv Holding and Transactive.

SHARE-BASED COMPENSATION PLANS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
SHARE-BASED COMPENSATION
Schedule of equity award activity
The following table summarizes equity award activity from the date of the IPO through September 30, 2012:

	Restricted Class A Common Stock	Restricted Stock Units
Conversion of Phantom Units in connection with the IPO:
Time Awards	3,073,118	—
Performance Awards	3,560,223	—
Conversion of Restricted Class A common stock and units to Class A common stock upon vesting	(596,797)	(123)
Issuance of Restricted Stock Units to directors and employees	—	348,851
Forfeitures	(389,482)	(37,958)
Total	5,647,062	310,770

	Year Ended December 31, 2011		Year Ended December 31, 2010		Six Months Ended December 31, 2009
	Number	Fair Value	Number	Fair Value	Number	Fair Value
Non-vested, beginning of period	7,669,121	$3.74	4,170,566	$3.71	—	$—
Granted	1,156,479	3.68	3,997,052	3.78	4,170,566	3.71
Vested	—	—	—	—	—	—
Forfeited	94,324	3.74	498,497	3.66	—	—

Non-vested, end of period	8,731,276	$3.97	7,669,121	$3.74	4,170,566	$3.71

FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
FAIR VALUE MEASUREMENTS
Schedule of assets measured at fair value on recurring basis
The following table summarizes assets measured at fair value on a recurring basis as of September 30, 2012 and December 31, 2011(in thousands):

	September 30, 2012			December 31, 2011
	Fair Value Measurements Using
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Liabilities:
Interest rate swaps	$—	$—	$—	$—	$30,094	$—

	2011			2010
	Fair Value Measurements Using
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Assets:
Free-standing put rights	$—	$—	$—	$—	$—	$800
Liabilities:
Interest rate swaps	—	$30,094	—	—	—	—

Schedule of carrying amounts and estimated fair values for assets and liabilities, excluding assets and liabilities measured at fair value on a recurring basis
The following table summarizes carrying amounts and estimated fair values for assets and liabilities, excluding assets and liabilities measured at fair value on a recurring basis, as of September 30, 2012 and December 31, 2011 (in thousands):

	September 30, 2012		December 31, 2011
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Assets:
Cash and cash equivalents	$380,757	$380,757	$370,549	$370,549
Settlement assets	110,946	110,946	46,840	46,840
Liabilities:
Settlement obligations	248,752	248,752	208,669	208,669
Note payable	1,228,980	1,235,631	1,754,709	1,769,035

	2011		2010
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Assets:
Cash and cash equivalents	$370,549	$370,549	$236,512	$236,512
Settlement assets	46,840	46,840	29,044	29,044
Liabilities:
Settlement obligations	208,669	208,669	229,131	229,131
Note payable	1,754,709	1,769,035	1,756,278	1,799,938

NET INCOME PER SHARE (Tables)	9 Months Ended
Sep. 30, 2012
Earnings Per Share [Abstract]
Schedule of computation of basic and diluted net income per share
The following table sets forth the computation of basic and diluted net income per share:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
Basic:
Net income attributable to Vantiv, Inc. (in thousands)	$24,264	$11,648	$28,856	$20,527
Shares used in computing basic net income per share:
Weighted-average Class A common shares	122,959,429	89,515,617	112,953,425	89,515,617
Basic net income per share	$0.20	$0.13	$0.26	$0.23
Diluted:
Net income attributable to Vantiv, Inc. (in thousands)	$24,264	$11,648	$28,856	$20,527
Shares used in computing diluted net income per share:
Weighted-average Class A common shares	122,959,429	89,515,617	112,953,425	89,515,617
Restricted stock and phantom equity awards	2,191,494	—	1,047,307	—
Warrant	5,976,274	—	5,599,350	—
Diluted weighted-average shares outstanding	131,127,197	89,515,617	119,600,082	89,515,617
Diluted net income per share	$0.19	$0.13	$0.24	$0.23

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
ACCUMULATED OTHER COMPREHENSIVE LOSS
Schedule of activity of the components of accumulated other comprehensive income (loss)
The activity of the components of accumulated other comprehensive income (loss) related to cash flow hedging activities was as follows for the nine months ended September 30, 2012 and 2011 (in thousands):

	Nine Months Ended September 30,
	2012	2011
Pretax activity	$29,424	$(29,488)
Tax effect	(5,495)	8,375
Net activity	23,929	(21,113)
Other comprehensive income (loss) attributable to non-controlling interests	14,415	(14,469)
Other comprehensive income (loss) attributable to Vantiv, Inc.	$9,514	$(6,644)

				Accumulated Other Comprehensive Loss Attributable To:
	Pretax Activity	Tax Effect	Net Activity	Non-Controlling Interests	Vantiv, Inc.
Unrealized loss on hedging activities	$(29,424)	$5,495	$(23,929)	$(14,415)	$(9,514)

SEGMENT INFORMATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
SEGMENT INFORMATION
Schedule of results of operations for each segment
Segment profit reflects total revenue less network fees and other costs and sales and marketing costs of the segment. The Company’s CODM evaluates this metric in analyzing the results of operations for each segment.

	Three Months Ended September 30, 2012
	Merchant Services	Financial Institution Services	General Corporate/Other	Total
Total revenue	$354,120	$112,616	$—	$466,736
Network fees and other costs	177,084	31,155	—	208,239
Sales and marketing	63,046	6,267	—	69,313
Segment profit	$113,990	$75,194	$—	$189,184

	Three Months Ended September 30, 2011
	Merchant Services	Financial Institution Services	General Corporate/Other	Total
Total revenue	$299,318	$110,046	$—	$409,364
Network fees and other costs	158,315	34,151	—	192,466
Sales and marketing	50,748	5,400	347	56,495
Segment profit	$90,255	$70,495	$(347)	$160,403

	Nine Months Ended September 30, 2012
	Merchant Services	Financial Institution Services	General Corporate/Other	Total
Total revenue	$1,028,926	$340,221	$—	$1,369,147
Network fees and other costs	517,499	100,192	—	617,691
Sales and marketing	193,394	19,208	—	212,602
Segment profit	$318,033	$220,821	$—	$538,854

	Nine Months Ended September 30, 2011
	Merchant Services	Financial Institution Services	General Corporate/Other	Total
Total revenue	$853,739	$329,635	$—	$1,183,374
Network fees and other costs	456,799	103,577	—	560,376
Sales and marketing	152,263	18,711	1,310	172,284
Segment profit	$244,677	$207,347	$(1,310)	$450,714

Successor
	Year Ended December 31, 2011
	Merchant Services	Financial Institution Services	General Corporate/Other	Total
Total revenue	$1,185,253	$437,168	$—	$1,622,421
Network fees and other costs	620,852	135,883	—	756,735
Sales and marketing	211,062	24,046	1,809	236,917

Segment profit	$353,339	$277,239	$(1,809)	$628,769

	Year Ended December 31, 2010
	Merchant Services	Financial Institution Services	General Corporate/Other	Total
Total revenue	$756,930	$405,202	$—	$1,162,132
Network fees and other costs	476,932	119,063	—	595,995
Sales and marketing	73,441	22,964	2,013	98,418

Segment profit	$206,557	$263,175	$(2,013)	$467,719

	Six Months Ended December 31, 2009
	Merchant Services	Financial Institution Services	General Corporate/Other	Total
Total revenue	$320,355	$185,647	$—	$506,002
Network fees and other costs	207,008	47,917	—	254,925
Sales and marketing	24,410	8,076	—	32,486

Segment profit	$88,937	$129,654	$—	$218,591

Predecessor
	Six Months Ended June 30, 2009
	Merchant Services	Financial Institution Services	General Corporate/Other	Total
Total revenue	$264,224	$180,500	$—	$444,724
Network fees and other costs	171,570	50,110	—	221,680
Sales and marketing	26,497	11,064	—	37,561

Segment profit	$66,157	$119,326	$—	$185,483

Schedule of reconciliation of total segment profit to the company's income before applicable income taxes
A reconciliation of total segment profit to the Company’s income before applicable income taxes is as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
Total segment profit	$189,184	$160,403	$538,854	$450,714
Less: Other operating costs	(40,376)	(35,028)	(119,802)	(107,748)
Less: General and administrative	(28,600)	(18,896)	(86,387)	(68,503)
Less: Depreciation and amortization	(40,618)	(40,066)	(119,181)	(115,767)
Less: Interest expense—net	(10,056)	(26,198)	(44,675)	(85,771)
Less: Non-operating expenses	—	—	(92,672)	(13,799)
Income before applicable income taxes	$69,534	$40,215	$76,137	$59,126

	Successor			Predecessor
	Year Ended December 31, 2011	Year Ended December 31, 2010	Six Months Ended December 31, 2009	Six Months Ended June 30, 2009
Total segment profit	$628,769	$467,719	$218,591	$185,483
Less: Other operating costs	(143,420)	(124,383)	(48,275)	—
Less: General and administrative	(86,870)	(58,091)	(38,058)	(8,468)
Less: Depreciation and amortization	(155,326)	(110,964)	(49,885)	(2,356)
Less: Allocated expenses	—	—	—	(52,980)
Less: Interest expense—net	(111,535)	(116,020)	(58,877)	(9,780)
Less: Non-operating expenses	(14,499)	(4,300)	(9,100)	(127)

Income before applicable income taxes	$117,119	$53,961	$14,396	$111,772

BASIS OF PRESENTATION (Details) (USD $)	6 Months Ended	9 Months Ended		12 Months Ended				0 Months Ended	1 Months Ended	3 Months Ended		9 Months Ended	1 Months Ended		1 Months Ended				1 Months Ended
	Dec. 31, 2009	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Mar. 21, 2012	Mar. 21, 2012 Common stock	Aug. 02, 2012 Class A Common Stock	Mar. 31, 2012 Class A Common Stock	Mar. 31, 2012 Class A Common Stock	Mar. 21, 2012 Class A Common Stock	Sep. 30, 2012 Class A Common Stock Common stock	Mar. 31, 2012 Class B Common Stock	Mar. 21, 2012 Vantiv Holding TRAs	Mar. 31, 2012 Vantiv Holding Class A units	Mar. 31, 2012 Vantiv Holding Fifth Third	Mar. 31, 2012 Vantiv Holding Advent	Mar. 21, 2012 Fifth Third	Mar. 31, 2012 Fifth Third Vantiv Holding Class A Common Stock
Nature of Business [Line Items]
Stock split ratio									175.76	175.76					1.7576
Conversion ratio for conversion of units into common stock																1
Conversion ratio for conversion of LLC units into common stock						1	1
Conversion ratio for conversion of non-voting LLC units into common stock									1	1	1
Number of tax receivable agreements executed with pre-IPO investors of subsidiary (in TRAs)														4
Payments to pre-IPO investors as percentage of cash saving in income tax														85.00%				85.00%
Payment to Fifth Third for modification of consent rights	$ (17,841,000)	$ (32,781,000)	$ (2,792,000)	$ (2,848,000)	$ (26,257,000)											$ 15,000,000
Distribution of funds		40,086,000	0														40,100,000
Number of common stock issued (in shares)									29,412,000			29,412,000	86,005,200
Issue price (in dollars per share)		$ 17				$ 17		$ 21.9			$ 17
Net proceed from issue of shares		460,913,000	0						457,900,000
Gross proceeds from issue of shares									460,900,000
Accrued offering costs associated with contractually obligated future offerings											$ 3,000,000
Common stock issued to underwriters under an over-allotment option (in shares)									4,411,800
Common stock issued to underwriters under an over-allotment option sold by selling shareholders (in shares)									2,325,736
Purchase of shares in subsidiary by the entity (in shares)																			2,086,064
Common stock issued to underwriters under an over-allotment option sold by company (in shares)								14,064,500

BASIS OF PRESENTATION (Details 2)	1 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2009	Sep. 30, 2012 Minimum bank	Dec. 31, 2011 Fifth Third	Sep. 30, 2012 Vantiv Holding	Dec. 31, 2011 Vantiv Holding	Sep. 30, 2012 Vantiv Holding Fifth Third	Dec. 31, 2011 Vantiv Holding Fifth Third	Sep. 30, 2012 Vantiv Holding JPDN	Dec. 31, 2011 Vantiv Holding JPDN
Principles of consolidation
Ownership percentage by parent				60.53%	50.93%
Ownership percentage by non-controlling interest			48.93%			39.47%	48.93%	0.00%	0.14%
Sponsorship agreement
Sponsorship agreement term	10 years		10 years
Number of banks that provide the Company sponsorship into the card networks		1

SUMMARY OF SIGNIFICANT ACCOUNTING AND REPORTING POLICIES (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2009	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Non-operating expenses
One-time activity fee assessed by MasterCard as a result of the IPO				$ 6
Income Taxes
Effective tax rates (as a percent)	30.10%	28.70%	(1.30%)	30.00%	23.80%	27.10%	(1.80%)
Benefit recognized as a result of a reduction in a state income tax rate reflected in the effective rate					$ 2.5
Corporate headquarters facility and related improvements | Minimum
Property and equipment-net
Property and equipment useful life				15 years		15 years
Corporate headquarters facility and related improvements | Maximum
Property and equipment-net
Property and equipment useful life				40 years		40 years
Furniture and equipment | Minimum
Property and equipment-net
Property and equipment useful life				2 years		2 years
Furniture and equipment | Maximum
Property and equipment-net
Property and equipment useful life				10 years		10 years
Software | Minimum
Property and equipment-net
Property and equipment useful life				3 years		3 years
Software | Maximum
Property and equipment-net
Property and equipment useful life				5 years		5 years
Leasehold improvements | Minimum
Property and equipment-net
Property and equipment useful life				3 years		3 years
Leasehold improvements | Maximum
Property and equipment-net
Property and equipment useful life				10 years		10 years
Software development | Minimum
Property and equipment-net
Property and equipment useful life				3 years		3 years
Software development | Maximum
Property and equipment-net
Property and equipment useful life				5 years		5 years

LONG-TERM DEBT (Details) (USD $)	9 Months Ended		12 Months Ended					1 Months Ended				12 Months Ended		12 Months Ended		1 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended				9 Months Ended		9 Months Ended					9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Leasehold mortgages	Dec. 31, 2011 Leasehold mortgages	Jul. 12, 2011 Leasehold mortgages	Mar. 31, 2012 Original debt Tranches	May 17, 2011 Original debt	May 17, 2011 Original debt Minimum	Mar. 21, 2012 Terminated line of credit	Dec. 31, 2011 Term B-1 loan	Dec. 31, 2011 Term B-1 loan Minimum	Dec. 31, 2011 Term B-2 loan	Dec. 31, 2011 Term B-2 loan Minimum	Mar. 31, 2012 Refinanced debt	Sep. 30, 2012 Refinanced debt	Dec. 31, 2011 Refinanced debt	Sep. 30, 2012 Revolving credit facility	Mar. 21, 2012 Revolving credit facility	Sep. 30, 2012 Swing line credit facility	Sep. 30, 2012 Letter of credit facility	Sep. 30, 2012 Term A loan	Mar. 21, 2012 Term A loan	Sep. 30, 2012 Term A loan First eight quarters	Sep. 30, 2012 Term A loan Second eight quarters	Sep. 30, 2012 Term A loan Following three quarters	Sep. 30, 2012 Term A loan Minimum	Sep. 30, 2012 Term A loan Maximum	Sep. 30, 2012 Term B loan	Mar. 21, 2012 Term B loan	Sep. 30, 2012 Term B loan Minimum
Long-term debt
Repayment of debt								$ 538,900,000
Number of tranches under the loan agreement (in tranches)								2
Maximum borrowing capacity											150,000,000									250,000,000	75,000,000	40,000,000
Outstanding amount of debt	0		0		10,131,000	10,131,000			1,571,100,000			1,608,905,000		150,000,000									975,000,000	1,000,000,000						248,750,000	250,000,000
Commitment fees (as a percent)																			0.50%
Loan held by Fifth Third Bank																							312,000,000
Less: Current portion of note payable and current portion of note payable to related party	(52,500,000)		(16,211,000)
Less: Original issue discount	(4,901,000)		(14,327,000)					(4,100,000)
Note payable and note payable to related party	1,176,480,000		1,738,498,000
Face value of debt					10,100,000	10,100,000						1,621,100,000		150,000,000									1,000,000,000							250,000,000
Variable base rate												LIBOR		LIBOR									LIBOR							LIBOR
Spread rate (as a percent)									400.00%			3.25%	1.25%	3.50%	1.50%													1.75%	2.50%	2.75%		1.00%
Interest rate (as a percent)												4.50%		5.00%									2.47%							3.75%
Amortization rate during given period (as a percent)																									1.25%	1.88%	2.50%
Annual amortization rate (as a percent)																														1.00%
Fixed interest rate (as a percent)					6.22%		6.22%			150.00%
Original Issue Discount and Deferred Financing Fees
Unamortized deferred financing fees write-off								22,600,000
Original issuance discount write off								9,700,000
Unamortized deferred financing fee remained capitalized																6,400,000
Debt issuance cost	28,949,000	6,276,000	6,276,000	43,565,000												17,500,000
Debt issue discount																1,300,000
Debt issuance cost expensed at the date of refinancing																11,100,000
Unamortized deferred financing fee remained capitalized	14,700,000							9,800,000
Other fees
Call premium on debt refinancing (as a percent)			2.00%													1.00%
Call premium on debt refinancing			4,000,000														12,200,000
Guarantees and Security
Percentage of capital stock of the entity's domestic and foreign subsidiaries pledged as collateral for borrowings			65.00%														65.00%	65.00%
Minimum aggregate value of real property held by obligors provided as security on first priority basis			$ 5,000,000														$ 5,000,000	$ 5,000,000

TAX RECEIVABLE AGREEMENTS (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Mar. 21, 2012 Vantiv Holding TRAs	Sep. 30, 2012 Pre-IPO investors	Mar. 21, 2012 Pre-IPO investors	Sep. 30, 2012 Fifth Third	Mar. 21, 2012 Fifth Third	Mar. 31, 2012 Fifth Third Vantiv Holding	Sep. 30, 2012 Advent	Mar. 21, 2012 Advent	Sep. 30, 2012 JPDN	Mar. 21, 2012 JPDN	Mar. 31, 2012 Class A Common Stock Fifth Third Vantiv Holding
Tax receivable agreement
Number of tax receivable agreements executed (in TRAs)			4
Payments to pre-IPO investors as percentage of cash saving in income tax			85.00%		85.00%		85.00%			85.00%		85.00%
Purchase of shares in subsidiary by the entity (in shares)													2,086,064
Purchase price for purchase of shares in subsidiary by the entity								$ 33,500,000
Obligation under tax receivable agreement	333,000,000	0		135,000,000		11,100,000			185,200,000		1,700,000
Deferred tax assets attributable to exchange of units of subsidiary						$ 7,000,000					$ 1,000,000

INTANGIBLE ASSETS (Details) (USD $)	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2009	Jun. 30, 2009	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 30,200,000	$ 31,200,000	$ 45,900,000	$ 1,300,000	$ 89,800,000	$ 93,500,000	$ 123,600,000	$ 98,500,000
Finite-Lived Intangible Assets, Net [Abstract]
Finite-Lived Intangible Assets, Gross	1,194,415,000				1,194,415,000		1,183,886,000
Less accumulated amortization	357,414,000				357,414,000		267,688,000	144,171,000
Finite-Lived Intangible Assets, Net	837,001,000				837,001,000		916,198,000
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2013	114,239,000				114,239,000		116,229,000
2014	109,671,000				109,671,000		110,881,000
2015	106,117,000				106,117,000		106,863,000
2016	103,399,000				103,399,000		103,845,000
2017	100,368,000				100,368,000		101,577,000
Customer relationship
Finite-Lived Intangible Assets, Net [Abstract]
Finite-Lived Intangible Assets, Gross	1,139,319,000				1,139,319,000		1,139,319,000	1,138,077,000
Less accumulated amortization	354,973,000				354,973,000		267,108,000	144,138,000
Trade Names [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Finite-Lived Intangible Assets, Gross	41,000,000				41,000,000		41,000,000
Customer Portfolios and Related Assets [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Finite-Lived Intangible Assets, Gross	14,096,000				14,096,000		3,567,000
Less accumulated amortization	$ 2,441,000				$ 2,441,000		$ 580,000

DERIVATIVES AND HEDGING ACTIVITIES (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011
Cash Flow Hedges of Interest Rate Risk
Notional amount					$ 887,500,000
Notional amount to which Fifth Third Bank was the counterparty					687,500,000
Fair value of the Company's derivative financial instruments designated as cash flow hedges
Fair value of interest rate swap	0		0		30,094,000
Derivatives in cash flow hedging relationships:
Amount of loss recognized in OCI (effective portion)	0	(21,223,000)	(4,256,000)	(33,935,000)	(36,643,000)
Amount of loss reclassified from accumulated OCI into earnings (effective portion)	0	(2,773,000)	(2,600,000)	(4,447,000)	(7,220,000)
Amount of loss recognized in earnings (ineffective portion)	$ 0	$ (99,000)	$ (31,079,000)	$ (3,487,000)	$ (3,492,000)

CONTROLLING AND NON-CONTROLLING INTERESTS IN VANTIV HOLDING (Details) (USD $)	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended					3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended		9 Months Ended		3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended				9 Months Ended			1 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2009	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Mar. 21, 2012	Dec. 31, 2011 Fifth Third	Mar. 21, 2012 Common Stock	Sep. 30, 2012 Vantiv Holding	Sep. 30, 2011 Vantiv Holding	Dec. 31, 2009 Vantiv Holding	Sep. 30, 2012 Vantiv Holding	Sep. 30, 2011 Vantiv Holding	Dec. 31, 2011 Vantiv Holding	Dec. 31, 2010 Vantiv Holding	Sep. 30, 2012 Vantiv Holding Fifth Third	Sep. 30, 2012 Vantiv Holding JPDN	Sep. 30, 2012 Vantiv Holding Vantiv, Inc.	Sep. 30, 2011 Vantiv Holding Vantiv, Inc.	Dec. 31, 2009 Vantiv Holding Vantiv, Inc.	Sep. 30, 2012 Vantiv Holding Vantiv, Inc.	Sep. 30, 2011 Vantiv Holding Vantiv, Inc.	Dec. 31, 2011 Vantiv Holding Vantiv, Inc.	Dec. 31, 2010 Vantiv Holding Vantiv, Inc.	Sep. 30, 2012 Class A Common Stock	Dec. 31, 2011 Class A Common Stock	Sep. 30, 2012 Class A Common Stock Common Stock	Sep. 30, 2012 Class A Common Stock Vantiv Holding	Sep. 30, 2012 Class A Common Stock Vantiv Holding Vantiv, Inc.	Mar. 31, 2012 Fifth Third Class A Common Stock Vantiv Holding
Controlling and non-controlling interests in Vantiv Holding
Conversion ratio for conversion of units into common stock								1		1
Changes in units and related ownership interest
Opening balance (in units)														100,000,000				48,933,182	136,363				50,930,455								128,688,231
Opening percentage of ownership by parent														50.93%
Opening percentage of ownership, non-controlling interest									48.93%									48.93%	0.14%
Recapitalization transactions:
Incremental units as a result of split (in shares)														75,760,489				37,072,018	103,309				38,585,162
JPDN exchange for Class A common stock (in shares)																			239,672				239,672
IPO transactions:
Issuance of Class A common stock to public (in shares)														29,412,000									31,498,064
Purchase of shares in subsidiary by the entity (in shares)																																2,086,064
Issuance of Class A common stock under equity plan (in shares)														8,716,141									8,716,141						8,716,000
Equity plan activity						89,515,617	89,515,617																				128,688,231	89,515,617		1,281,263	1,281,263
Closing balance (in units)											212,607,367			212,607,367		100,000,000		83,919,136							50,930,455						128,688,231
Closing percentage of ownership by parent											60.53%			60.53%		50.93%
Closing percentage of ownership, non-controlling interest									48.93%									39.47%	0.00%
Adjustment to net assets attributable to non-controlling interest as a result of change in ownership interest											$ 105,100,000			$ 105,100,000
Reconciliation of net income (loss) attributable to non-controlling interests
Net income	48,639,000	28,683,000	14,587,000	53,289,000	45,043,000	84,810,000	54,917,000
Items not allocable to non-controlling interests:
Miscellaneous expenses	0			0																	0	13,000		156,000	61,000	79,000
Vantiv, Inc. income tax expense	20,895,000	11,532,000	(191,000)	22,848,000	14,083,000	32,309,000	(956,000)													13,114,000	6,033,000	(934,000)	2,556,000	4,763,000	13,310,000	7,800,000
Net income (loss) attributable to Vantiv Holding	24,264,000	11,648,000		28,856,000	20,527,000						61,753,000	34,716,000	34,090,000	55,845,000	49,962,000	98,981,000	67,096,000
Net income attributable to non-controlling interest	$ 24,375,000	$ 17,035,000	$ 16,728,000	$ 24,433,000	$ 24,516,000	$ 48,570,000	$ 32,924,000				$ 24,375,000	$ 17,035,000	$ 16,728,000	$ 24,433,000	$ 24,516,000	$ 48,570,000	$ 32,924,000

CAPITAL STOCK (Details) (USD $)	Sep. 30, 2012	Mar. 21, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2012 Class A Common Stock	Sep. 30, 2012 Class A Common Stock vote	Aug. 02, 2012 Class A Common Stock	Mar. 21, 2012 Class A Common Stock	Dec. 31, 2011 Class A Common Stock	Sep. 30, 2012 Class A Common Stock Class B units Vantiv Holding	Mar. 31, 2012 Class B Common Stock	Sep. 30, 2012 Class B Common Stock	Dec. 31, 2011 Class B Common Stock	Sep. 30, 2012 Class B Common Stock Maximum
Common Stock
Authorized common stock (in shares)			89,637,770	89,637,770		890,000,000			890,000,000			100,000,000	100,000,000
Common stock, par value (in dollars per share)			$ 0.00001	$ 0.00001		$ 0.00001			$ 0.00001
Number of votes per share to which holders are entitled on all matters submitted to a vote						1
Voting power as percentage of total voting power														18.50%
Conversion ratio for conversion of units into common stock										1
Number of common stock issued and sold in public in IPO (in shares)					29,412,000						86,005,200
Aggregate number of common stock issued and sold in public in IPO (in shares)					33,823,800
Common stock issued to underwriters under an over-allotment option (in shares)					4,411,800
Issue price (in dollars per share)	$ 17	$ 17					$ 21.9	$ 17
Common stock issued and outstanding (in shares)			89,515,617	89,515,617		128,688,231			89,515,617			83,919,136
Preferred Stock
Authorized preferred stock (in shares)	10,000,000		10,000,000
Preferred stock par value (in dollars per share)	$ 0.00001		$ 0.00001

SHARE-BASED COMPENSATION PLANS (Details) (USD $) In Millions, except Share data, unless otherwise specified	9 Months Ended				9 Months Ended						6 Months Ended	12 Months Ended				9 Months Ended							9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Mar. 21, 2012	Jun. 30, 2009	Sep. 30, 2012 Restricted Class A Common Stock	Sep. 30, 2012 Restricted Stock Units	Sep. 30, 2012 Restricted Stock Units Board of Directors	Sep. 30, 2012 Restricted Stock Units Active employees employee	Aug. 02, 2012 Class A Common Stock	Mar. 21, 2012 Class A Common Stock	Dec. 31, 2009 Time awards	Dec. 31, 2011 Time awards	Dec. 31, 2010 Time awards	Dec. 31, 2011 Performance awards	Dec. 31, 2010 Performance awards	Sep. 30, 2012 Performance awards Restricted Class A Common Stock	Sep. 30, 2012 Phantom Equity Plan	Sep. 30, 2012 2012 Equity Incentive Plan Restricted Class A Common Stock	Sep. 30, 2012 2012 Equity Incentive Plan Restricted Class A Common Stock Directors and employees	Sep. 30, 2012 2012 Equity Incentive Plan Restricted Stock Units	Sep. 30, 2012 2012 Equity Incentive Plan Restricted Stock Units Directors and employees	Sep. 30, 2012 2012 Equity Incentive Plan Class A Common Stock	Sep. 30, 2012 2012 Equity Incentive Plan Vested time awards Class A Common Stock	Sep. 30, 2012 2012 Equity Incentive Plan Unvested time awards Restricted Class A Common Stock	Sep. 30, 2012 2012 Equity Incentive Plan Unvested time awards Restricted Stock Units	Sep. 30, 2012 2012 Equity Incentive Plan Performance awards Restricted Class A Common Stock	Sep. 30, 2012 2012 Equity Incentive Plan Performance awards Restricted Stock Units
STOCK-BASED INCENTIVE PLANS
Vesting period (in years)							1 year	4 years				5 years					5 years
Period of participant's continued service												7 years				3 years	7 years
Aggregate number of Units that may be issued under Phantom Equity Plan (in shares)				15,300,000																		35,500,000
Number of shares issued (in shares)																							1,381,135
Issue price (in dollars per share)	$ 17		$ 17						$ 21.9	$ 17
Awards granted (in shares)							74,110	231,100			4,170,566	1,156,479	3,997,052	578,277					0		348,851			3,073,118	0	3,560,223	0
Number of active employees to whom awards have been issued (in employees)								2,311
Number of shares per employee (in shares)								100
Conversion of Restricted Class A common stock (awards vested) to Class A common stock upon vesting (in shares)					(596,797)	(123)
Forfeitures (in shares)																		(389,482)		(37,958)
Nonvested stock awards (in shares)					5,647,062	310,770					4,170,566	8,731,276	7,669,121	5,920,118	5,389,005
Share-based compensation expense	$ 26.9	$ 2.2									$ 0.6	$ 3	$ 2.8

FAIR VALUE MEASUREMENTS (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Liabilities:
Fair value of interest rate swap	$ 0	$ 30,094
Recurring basis | Level 1 | Interest rate swaps
Liabilities:
Fair value of interest rate swap	0	0
Recurring basis | Level 2 | Interest rate swaps
Liabilities:
Fair value of interest rate swap	0	30,094
Recurring basis | Level 3 | Interest rate swaps
Liabilities:
Fair value of interest rate swap	$ 0	$ 0

FAIR VALUE MEASUREMENTS (Details 2) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets:
Settlement assets	$ 110,946	$ 46,840	$ 29,044
Liabilites:
Settlement obligations	248,752	208,669	229,131
Non-recurring basis | Carrying Amount
Assets:
Cash and cash equivalents	380,757	370,549	236,512
Settlement assets	110,946	46,840	29,044
Liabilites:
Settlement obligations	248,752	208,669	229,131
Notes payable	1,228,980	1,754,709	1,756,278
Non-recurring basis | Fair Value
Assets:
Cash and cash equivalents	380,757	370,549	236,512
Settlement assets	110,946	46,840	29,044
Liabilites:
Settlement obligations	248,752	208,669	229,131
Notes payable	$ 1,235,631	$ 1,769,035	$ 1,799,938

NET INCOME PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2009	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Anti-dilutive securities excluded from the calculation of diluted net loss per share
Number of shares attributable to conversion of Class B units into shares of Class A common stock excluded from computation of diluted EPS (in shares)	83,919,136			59,156,604
Basic:
Net income attributable to Vantiv, Inc.	$ 24,264	$ 11,648		$ 28,856	$ 20,527
Shares used in computing net income per share:
Weighted-average Class A common shares (in shares)			89,515,617			89,515,617	89,515,617
Basic net income per share (in dollars per share)			$ (0.02)			$ 0.4	$ 0.25
Shares used in computing diluted net (loss) income per share:
Diluted weighted-average shares outstanding (in shares)			89,515,617			89,515,617	89,515,617
Diluted net income per share (in dollars per share)			$ (0.02)			$ 0.4	$ 0.25
Class A common share
Shares used in computing net income per share:
Weighted-average Class A common shares (in shares)	122,959,429	89,515,617		112,953,425	89,515,617
Basic net income per share (in dollars per share)	$ 0.2	$ 0.13		$ 0.26	$ 0.23
Diluted:
Net income attributable to Vantiv, Inc. (in thousands)	$ 24,264	$ 11,648		$ 28,856	$ 20,527
Shares used in computing diluted net (loss) income per share:
Weighted-average Class A common shares (in shares)	122,959,429	89,515,617		112,953,425	89,515,617
Restricted stock and phantom equity awards (in shares)	2,191,494	0		1,047,307	0
Warrant (in shares)	5,976,274	0		5,599,350	0
Diluted weighted-average shares outstanding (in shares)	131,127,197	89,515,617		119,600,082	89,515,617
Diluted net income per share (in dollars per share)	$ 0.19	$ 0.13		$ 0.24	$ 0.23

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
ACCUMULATED OTHER COMPREHENSIVE LOSS
Pretax activity	$ 29,424	$ (29,488)
Tax effect	(5,495)	8,375
Net activity	23,929	(21,113)
Other comprehensive income (loss) attributable to non-controlling interests	14,415	(14,469)
Other comprehensive income (loss) attributable to Vantiv, Inc.	$ 9,514	$ (6,644)

SEGMENT INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2009	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Result of operation for each segment
Total revenue	$ 466,736	$ 409,364	$ 506,002	$ 1,369,147	$ 1,183,374	$ 1,622,421	$ 1,162,132
Network fees and other costs	208,239	192,466	254,925	617,691	560,376	756,735	595,995
Sales and marketing	69,313	56,495	32,486	212,602	172,284	236,917	98,418
Segment profit	189,184	160,403	218,591	538,854	450,714	628,769	467,719
Merchant Services
Result of operation for each segment
Total revenue	354,120	299,318	320,355	1,028,926	853,739	1,185,253	756,930
Network fees and other costs	177,084	158,315	207,008	517,499	456,799	620,852	476,932
Sales and marketing	63,046	50,748	24,410	193,394	152,263	211,062	73,441
Segment profit	113,990	90,255	88,937	318,033	244,677	353,339	206,557
Financial Institution Services
Result of operation for each segment
Total revenue	112,616	110,046	185,647	340,221	329,635	437,168	405,202
Network fees and other costs	31,155	34,151	47,917	100,192	103,577	135,883	119,063
Sales and marketing	6,267	5,400	8,076	19,208	18,711	24,046	22,964
Segment profit	75,194	70,495	129,654	220,821	207,347	277,239	263,175
General Corporate/Other
Result of operation for each segment
Total revenue	0	0		0	0
Network fees and other costs	0	0		0	0
Sales and marketing	0	347		0	1,310	1,809	2,013
Segment profit	$ 0	$ (347)		$ 0	$ (1,310)	$ (1,809)	$ (2,013)

SEGMENT INFORMATION (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2009	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of total segment profit to the company's (loss) income before applicable income taxes
Total segment profit	$ 189,184	$ 160,403	$ 218,591	$ 538,854	$ 450,714	$ 628,769	$ 467,719
Less: Other operating costs	(40,376)	(35,028)	(48,275)	(119,802)	(107,748)	(143,420)	(124,383)
Less: General and administrative	(28,600)	(18,896)	(38,058)	(86,387)	(68,503)	(86,870)	(58,091)
Less: Depreciation and amortization	(40,618)	(40,066)	(49,885)	(119,181)	(115,767)	(155,326)	(110,964)
Less: Interest expense - net	10,056	26,198	58,877	44,675	85,771	111,535	116,020
Less: Non-operating expenses	0	0	(9,100)	(92,672)	(13,799)	(14,499)	(4,300)
Income before applicable income taxes	$ 69,534	$ 40,215	$ 14,396	$ 76,137	$ 59,126	$ 117,119	$ 53,961

SUBSEQUENT EVENT (Details) (Subsequent Event [Member], Litle & Company, LLC [Member], USD $) In Millions, unless otherwise specified	Oct. 26, 2012
Subsequent Event [Member] | Litle & Company, LLC [Member]
Subsequent Event [Line Items]
Cash paid for acquired entity	$ 361